                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819

                                   ----------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:
  Nancy L. Conlin, Vice President and               Timothy W. Diggins, Esq.
            Managing Counsel                              Ropes & Gray
  State Street Bank and Trust Company               One International Place
    2 Avenue de Lafayette, 6th Floor            Boston, Massachusetts 02110-2624
      Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1. SHAREHOLDER REPORT.

                       STATE STREET EQUITY 500 INDEX FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2007

STATE STREET EQUITY 500 INDEX FUND
ADMINISTRATIVE SHARES

GROWTH OF A $10,000 INVESTMENT (a)

                              (PERFORMANCE GRAPH)

            State Street
             Equity 500
             Index Fund
           Administrative   S&P 500 (R)
               Shares*      Index** (b)
           --------------   -----------
 4/18/01       10,000          10,000
12/31/01        9,703           9,727
 6/30/02        8,422           8,447
12/31/02        7,538           7,578
 6/30/03        8,413           8,469
12/31/03        9,677           9,751
 6/30/04       10,000          10,086
12/31/04       10,706          10,810
 6/30/05       10,606          10,723
12/31/05       11,205          11,341
 6/30/06       11,495          11,648
12/31/06       12,944          13,132
 6/30/07       13,826          14,046
12/31/07       13,637          13,853

INVESTMENT PERFORMANCE (a)
For the Fiscal Year Ended December 31, 2007

                                                                             Total Return
                                                                          Average Annualized
                                   Total Return One   Total Return Five   Since Commencement
                                      Year Ended         Years Ended         of Operations
                                   December 31,2007   December 31, 2007   (April 18, 2001)
                                   ----------------   -----------------   ------------------
State Street Equity 500
Index Fund Administrative Shares         5.35%              12.58%               4.73%

S&P 500 (R) Index (b)                    5.49%              12.83%               4.98%

----------
(a) TOTAL RETURNS AND PERFORMANCE GRAPH INFORMATION REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS, WHICH MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARE, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 (R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in an index.

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-l) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007 to December 31, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class' costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Class' actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class' costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007

                                     BEGINNING           ENDING
                                   ACCOUNT VALUE      ACCOUNT VALUE      EXPENSES PAID
                                    JULY 1, 2007    DECEMBER 31, 2007   DURING PERIOD *
                                   -------------   ------------------   ---------------
BASED ON ACTUAL CLASS RETURN
Administrative Shares                $1,000.00          $986.00              $1.23
Service Shares                       $1,000.00          $984.20              $1.73
Class R Shares                       $1,000.00          $983.10              $3.47
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)
Administrative Shares                $1,000.00          $1,023.97            $1.25
Service Shares                       $1,000.00          $1,023.47            $1.76
Class R Shares                       $1,000.00          $1,021.70            $3.54

----------
* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of December 31, 2007 were 0.245%, 0.345% and 0.695%, respectively, which include each Class' proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS                                                       $269,392,006
   Investment in State Street Equity 500 Index Portfolio,
   at value (identified cost $197,542,337) (Note 1)
   Receivable for Fund shares sold                                317,690
                                                             ------------
                                                              269,709,696
LIABILITIES
   Payable for Fund shares repurchased                                684
   Distribution fees payable (Note 3)                              88,985
   Administration fees payable (Note 3)                            23,569
                                                             ------------
                                                                  113,238
                                                             ------------
NET ASSETS                                                   $269,596,458
                                                             ============
NET ASSETS CONSIST OF:
   Paid-in capital                                           $222,330,176
   Undistributed net investment income                             31,595
   Accumulated net realized loss                              (24,815,485)
   Net unrealized appreciation on investments and futures      72,050,172
                                                             ------------
NET ASSETS                                                   $269,596,458
                                                             ============
ADMINISTRATIVE SHARES:
NET ASSETS                                                   $192,718,047
Shares of beneficial interest outstanding                      15,750,494
Offering, net asset value, and redemption price per share    $      12.24
                                                             ============
SERVICE SHARES:
NET ASSETS                                                   $ 70,964,539
Shares of beneficial interest outstanding                       5,805,119
Offering, net asset value, and redemption price per share    $      12.22
                                                             ============
CLASS R SHARES:
NET ASSETS                                                   $  5,913,872
Shares of beneficial interest outstanding                         483,666
Offering, net asset value, and redemption price per share    $      12.23
                                                             ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

INCOME
   Dividend income allocated from Portfolio (Note 2)    $ 5,268,320
   Interest income allocated from Portfolio (Note 2)        274,986
   Expenses allocated from Portfolio (Note 3)              (124,414)
                                                        -----------
                                                          5,418,892
                                                        -----------
EXPENSES
   Distribution fees (Note 3)
      Administrative Shares                                 305,225
      Service Shares                                        169,964
      Class R Shares                                         28,468
   Administration fees (Note 3)                             138,107
                                                        -----------
                                                            641,764
                                                        -----------
NET INVESTMENT INCOME                                     4,777,128
                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from Portfolio on:
   Investments                                           17,660,065
   Futures                                                 (110,455)
                                                        -----------
                                                         17,549,610
                                                        -----------
Change in net unrealized appreciation (depreciation)
   allocated from Portfolio on:
   Investments                                           (8,138,154)
   Futures                                                   70,267
                                                        -----------
                                                         (8,067,887)
                                                        -----------
Net realized and unrealized gain                          9,481,723
                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $14,258,851
                                                        ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                             For the Year        For the Year
                                                                Ended               Ended
                                                          December 31, 2007   December 31, 2006
                                                          -----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                     $  4,777,128        $  4,177,405
   Net realized gain on investments and futures                17,549,610             929,546
   Change in net unrealized appreciation (depreciation)        (8,067,887)         30,112,484
                                                             ------------        ------------
   Net increase in net assets resulting from operations        14,258,851          35,219,435

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Administrative Shares                                    (3,457,438)         (3,273,491)
      Service Shares                                           (1,199,367)           (825,229)
      Class R Shares                                              (80,013)            (35,241)
                                                             ------------        ------------
      Total Distributions                                      (4,736,818)         (4,133,961)
                                                             ------------        ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
   Shares sold                                                  8,626,335           5,970,867
   Reinvestment of distributions                                3,457,437           3,273,491
   Shares redeemed                                            (33,384,100)        (23,617,403)
                                                             ------------        ------------
      Net decrease from capital share transactions            (21,300,328)        (14,373,045)
                                                             ------------        ------------
SERVICE SHARES
   Shares sold                                                 19,564,724          20,588,281
   Reinvestment of distributions                                1,199,367             825,229
   Shares redeemed                                            (11,631,522)         (6,309,109)
                                                             ------------        ------------
      Net increase from capital share transactions              9,132,569          15,104,401
                                                             ------------        ------------
CLASS R SHARES
   Shares sold                                                  3,797,904           2,990,069
   Reinvestment of distributions                                   80,013              35,241
   Shares redeemed                                             (1,138,884)           (255,948)
                                                             ------------        ------------
      Net increase from capital share transactions              2,739,033           2,769,362
                                                             ------------        ------------
   Net increase in net assets                                      93,307          34,586,192
NET ASSETS, BEGINNING OF PERIOD                               269,503,151         234,916,959
                                                             ------------        ------------
NET ASSETS, END OF PERIOD                                    $269,596,458        $269,503,151
                                                             ============        ============
Undistributed net investment income                          $     31,595        $     24,296
                                                             ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX FUND

                                      For the Year          For the
                                         Ended           Year Ended
                                   December 31, 2007   December 31, 2006
                                   -----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
   Shares sold                           702,137              545,516
   Reinvestment of distributions         280,636              275,315
   Shares redeemed                    (2,692,125)          (2,167,653)
                                       ---------            ---------
      Net decrease in shares          (1,709,352)          (1,346,822)
                                       =========            =========
SERVICE SHARES
   Shares sold                         1,595,084            1,799,805
   Reinvestment of distributions          97,430               69,464
   Shares redeemed                      (944,902)            (570,899)
                                       ---------            ---------
      Net increase in shares             747,612            1,298,370
                                       =========            =========
CLASS R SHARES
   Shares sold                           305,676              272,714
   Reinvestment of distributions           6,500                2,966
   Shares redeemed                       (91,028)             (23,284)
                                       ---------            ---------
      Net increase in shares             221,148              252,396
                                       =========            =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                  Year          Year       Year       Year       Year
                                                 Ended          Ended      Ended      Ended      Ended
                                                12/31/07      12/31/06   12/31/05   12/31/04   12/31/03
                                                --------      --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD            $  11.83      $  10.41   $  10.10   $   9.34   $   7.36
                                                --------      --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income                            0.22*         0.19*      0.17*      0.17*      0.13*
   Net realized and unrealized gain (loss) on
      investments                                   0.41          1.42       0.30       0.82       1.95
                                                --------      --------   --------   --------   --------
      Total from investment operations              0.63          1.61       0.47       0.99       2.08
                                                --------      --------   --------   --------   --------
LESS DISTRIBUTIONS FROM:
   Net investment income                           (0.22)        (0.19)     (0.16)     (0.23)     (0.10)
                                                --------      --------   --------   --------   --------
   Net increase (decrease) in net assets            0.41          1.42       0.31%      0.76       1.98
                                                --------      --------   --------   --------   --------
                                                $  12.24      $  11.83   $  10.41   $  10.10   $   9.34
                                                ========      ========   ========   ========   ========
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN (B)                                    5.35%        15.52%      4.66      10.63%     28.37%
                                                ========      ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)             $192,718      $206,607   $195,725   $200,524   $182,037
   Ratios to average net assets:
      Operating expenses                           0.245%        0.245%     0.245%     0.245%     0.245%
      Net investment income                         1.76%         1.75%      1.64%      1.78%      1.54%
   Portfolio turnover rate (c)                        12%(c)        10%         8%         9%        12%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c) Portfolio turnover rate is from the State Street Equity 500 Index Portfolio. Net investment income per share calculated using the average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
PERIOD

                                           Year       Year        Year      Year       Period
                                           Ended      Ended      Ended      Ended       Ended
                                         12/31/07   12/31/06   12/31/05   12/31/04   12/31/03(a)
                                         --------   --------   --------   --------   ----------
PER SHARE OPERATING PERFORMANCE (B):
NET ASSET VALUE, BEGINNING OF PERIOD      $ 11.82    $ 10.40    $ 10.10    $  9.33   $  6.94
                                          -------    -------    -------    -------   -------
INVESTMENT OPERATIONS:
   Net investment income                     0.21*      0.18*      0.16*      0.16*     0.10*
   Net realized and unrealized gain on
      investments                            0.40       1.42       0.30       0.83      2.38
                                          -------    -------    -------    -------   -------
      Total from investment operations       0.61       1.60       0.46       0.99      2.48
                                          -------    -------    -------    -------   -------
LESS DISTRIBUTIONS FROM:
   Net investment income                    (0.21)     (0.18)     (0.16)     (0.22)    (0.09)
                                          -------    -------    -------    -------   -------
   Net increase in net assets                0.40       1.42       0.30       0.77      2.39
                                          -------    -------    -------    -------   -------
NET ASSET VALUE, END OF PERIOD            $ 12.22    $ 11.82    $ 10.40    $ 10.10   $  9.33
                                          =======    =======    =======    =======   =======
TOTAL RETURN (C)                             5.16%     15.41%      4.56%     10.51%    35.71%
                                          =======    =======    =======    =======   =======
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)       $70,965    $59,792    $39,086    $12,964   $84,244
   Ratios to average net assets:
      Operating expenses                    0.345%     0.345%     0.345%     0.345%    0.345%(d)
      Net investment income                  1.67%      1.65%      1.56%      1.67%     1.45%(d)
   Portfolio turnover rate (e)                 12%        10%         8%         9%       12%

----------
(a)  Service Shares commenced operations on March 10, 2003.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

(e)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

*    Net investment income per share calculated using the average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                           Year       Year      Period
                                           Ended      Ended      Ended
                                         12/31/07   12/31/08   12/31/2005(a)
                                         --------   --------   ------------
PER SHARE OPERATING PERFORMANCE (B):      $11.82     $10.40      $ 9.98
                                          ------     ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS:
   Net investment income                    0.16*      0.15*       0.08*
   Net realized and unrealized gain on
      investments                           0.42       1.41        0.41
                                          ------     ------      ------
      Total investment operations           0.58       1.56        0.49
                                          ------     ------      ------
LESS DISTRIBUTIONS FROM:                   (0.17)     (0.14)      (0.07)
                                          ------     ------      ------
   Total distributions                      0.41       1.42        0.42
                                          ------     ------      ------
   Net increase in net assets             $12.23     $11.82      $10.40
                                          ======     ======      ======
NET ASSET VALUE, END OF PERIOD              4.88%     15.02%       4.92%
                                          ======     ======      ======
TOTAL RETURN (C)
RATIOS AND SUPPLEMENTAL DATA:             $5,914     $3,104      $  105
   Net Assets, End of Period (000s)
   Ratios to average net assets:           0.695%     0.695%      0.650%(d)
                                            1.33%      1.33%       1.37%(d)
      Net investment income                   12%        10%          8%
   Portfolio turnover rate (e)

----------
(a)  Class R Shares commenced operations on June 7, 2005.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

(e)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

*    Net investment income per share calculated using the average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Tax Free Limited Duration Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of December 31, 2007, the Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Tax Free Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street U.S. Government Money Market Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares, Service Shares and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003, and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (11.12% at December 31, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the year ended December 31, 2007 and 2006 was as follows:.

                     2007         2006
                  ----------   ----------
Ordinary income   $4,736,818   $4,133,961

At December 31, 2007 the components of distributable earnings on a tax basis were as follows:

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

Capital loss carryover            $(12,407,521)
Post-October 2007 loss deferral   $ (2,874,793)
Unrealized appreciation           $ 62,548,596
                                  ------------
Total                             $ 47,266,282

At December 31, 2007, the difference between book basis and tax basis components of net assets were primarily attributable to wash sale loss deferrals, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, and current year post-October losses deferred.

FEDERAL INCOME TAXES -The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for reallocation of tax gains/losses on securities and futures, reallocation adjustments due to REIT reclass from ordinary income to long term gains REIT adjustments for securities sold, REITcapital gain distributions adjustment, redemption in-kind gains/losses and tax overdistribution.

For the year ended December 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

                               INCREASE (DECREASE)

                   UNDISTRIBUTED    ACCUMULATED
                  NET INVESTMENT    NET REALIZED
PAID-IN CAPITAL    INCOME (LOSS)   GAINS (LOSSES)
---------------   --------------   -------------
$3,193,659           $(33,011)      $(3,160,648)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

At December 31, 2007, the Fund had capital loss carry forwards in the amount of $12,407,521, of which $3,344,055, $7,776,419, $78,263, $357,924, $216,052 and
$634,808 may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014, respectively. Post-October losses of $2,874,793 will be deferred to the first day of fiscal year 2008. The Fund used capital loss carryforwards of $14,821,495 to offset taxable capital gains realized during the year ended December 31, 2007.

At December 31, 2007, the cost of investments computed on a federal income tax basis was $206,968,813, resulting in $62,423,193 of unrealized appreciation. The differences between book and tax cost amounts are primarily due to wash sales deferrals.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

3. RELATED PARTY FEES AND TRANSACTIONS

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"). In addition the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio's investment objective, policies and limitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of average daily net assets of the Fund. For the year ended December 31, 2007, the Fund paid State Street $138,107 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets in compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the year ended December 31, 2007, the Fund's pro-rata share of these expenses amounted to $124,414.

The Trust has adopted a plan of distribution pursuant to Rule 12b-l under the 1940 Act (the "Rule 12b-l Plan"). Under the Rule 12b-l Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-l Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the year ended December 31, 2007, the Fund's Administrative Shares, Service Shares and Class R Shares accrued $305,225, $169,964, and $28,468, respectively, which is payable to financial intermediaries pursuant to the Rule 12b-l plan.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Fund and believes the impact will be limited to expanded disclosures in the Fund's Financial Statements resulting from adoption of this pronouncement.

6. TAX INFORMATION - (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31, 2007:

State Street Equity 500 Index Fund had 100% of 2007 ordinary dividends paid qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust) (the Fund) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Fund of the State Street Institutional Investment Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2008

STATE STREET EQUITY 500 INDEX FUND
DECEMBER 31, 2007

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 29, 2007 (the "Meeting") to consider the renewal of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder index fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.99 trillion in assets under management as of September 30, 2007, including over $140 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that they were satisfied with the experience, resources and strength of the Adviser in the management of index products. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that their performance and expense ratios were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Funds and indirectly to the Funds were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Fund, the investment performance was satisfactory. The Trustees noted that the performance of the Fund in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Fund achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Fund had in fact

STATE STREET EQUITY 500 INDEX FUND
DECEMBER 31, 2007

tracked the index within an acceptable range of tracking error. They concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended June 30, 2007. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Fund's advisory fee was in all cases lower than the average for the respective peer group, while total expense ratios were lower than average for certain of the Fund's share classes and higher for others. The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as the Fund invests substantially all of its assets in a master portfolio or in another investment company. The Board determined that the Adviser's fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust' relationship with State Street as fund administrator, custodian and transfer agent and the Funds' use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Fund's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

STATE STREET EQUITY 500 INDEX FUND
TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                            NUMBER OF
                                                                                              FUNDS
                                                                                             IN FUND
     NAME, ADDRESS       POSITION(S)    TERM OF OFFICE                                       COMPLEX
   AND DATE OF BIRTH      HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATION        OVERSEEN BY      OTHER DIRECTORSHIPS
        ("DOB")             TRUST         TIME SERVED         DURING PAST FIVE YEARS         TRUSTEE*         HELD BY TRUSTEE
----------------------   -----------   ----------------   ------------------------------   -----------   ---------------------------
INDEPENDENT TRUSTEES

Michael F. Holland       Trustee and   Term: Indefinite   Chairman, Holland & Company      22            Trustee, State Street
Holland & Company,       Chairman of     Fleeted: 7/99    L.L.C. (investment adviser)                    Master Funds; Director,
LLC                       the Board                       (1995 -present).                               the Holland Series Fund,
375 Park Avenue                                                                                          Inc.; Director, The China
New York, NY 10152                                                                                       Fund, Inc.; Chairman and
                                                                                                         Trustee, Scottish Widows
DOB: July 7, 1944                                                                                        Investment Partnership
                                                                                                         Trust; and Director,
                                                                                                         Reaves Utility Income
                                                                                                         Fund

William L. Boyan           Trustee     Term: Indefinite   Trustee of Old Mutual South      22            Trustee, State Street
State Street                             Elected: 7/99    Africa Master Trust                            Master Funds; and
Institutional                                             (investments) (1995 -                          Trustee, Old Mutual South
Investment Trust                                          present); Chairman emeritus,                   Africa Master Trust
P.O. Box 5049 Boston,                                     Children's Hospital (1984 -
MA 02206                                                  present); Director, Boston
                                                          Plan For Excellence
DOB: January 20, 1937                                     (non-profit) (1994 - present);
                                                          President and Chief Operations
                                                          Officer, John Hancock Mutual
                                                          Life Insurance Company (1959
                                                          -1999). Mr. Boyan retired in
                                                          1999.

Rina K. Spence             Trustee     Term: Indefinite   President of SpenceCare          22            Trustee, State Street
State Street                             Elected: 7/99    International LLC (1998 -                      Master Funds; Director,
Institutional                                             present); Member of the                        Berkshire Life Insurance
Investment Trust                                          Advisory Board, Ingenium Corp.                 Company of America; and
P.O.Box 5049                                              (technology company) (2001 -                   Director, IEmily.com
Boston, MA 02206                                          present); Chief Executive
                                                          Officer, IEmily.com (internet
DOB: October 24, 1948                                     company) (2000 - 2001); Chief
                                                          Executive Officer of Consensus
                                                          Pharmaceutical, Inc. (1998
                                                          -1999); Founder, President and
                                                          Chief Executive Officer of
                                                          Spence Center for Women's
                                                          Health (1994 -1998); Trustee,
                                                          Eastern Enterprise (utilities)
                                                          (1988-2000).

Douglas T. Williams        Trustee     Term: Indefinite   Executive Vice President of      22            Trustee, State Street
State Street                             Elected: 7/99    Chase Manhattan Bank (1987                     Master Funds
Institutional                                             -1999). Mr. Williams retired
Investment Trust                                          in 1999.
P.O. Box 5049
Boston, MA 02206

DOB: December 23, 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Master Funds.

STATE STREET EQUITY 500 INDEX FUND
TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

                                                                                            NUMBER OF
                                                                                              FUNDS
                                                                                             IN FUND
    NAME, ADDRESS,       POSITION(S)    TERM OF OFFICE                                       COMPLEX        OTHER DIRECTORSHIPS
   AND DATE OF BIRTH      HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATION        OVERSEEN BY            HELD BY
        ("DOB")             TRUST         TIME SERVED         DURING PAST FIVE YEARS*        TRUSTEE              TRUSTEE
----------------------   -----------   ----------------   ------------------------------   -----------   ---------------------------
INTERESTED TRUSTEES(1)

James E. Ross            Trustee/      Term: Indefinite   President, SSgA Funds            22            Trustee, State Street
SSgA Funds               President     Elected Trustee:   Management, Inc. (2005 -                       Master Funds; Trustee,
Management, Inc.                       2/07               present); Principal, SSgA                      SPDR(R) Series Trust;
State Street Financial                                    Funds Management, Inc. (2001 -                 Trustee, SPDR(R) Index
Center                                                    2005); Senior Managing                         Shares Trust and Trustee,
One Lincoln Street                                        Director, State Street Global                  Select Sector SPDR(R)
Boston, MA 02111-                      Elected            Advisors (March 2006 -                         Trust
2900                                   President: 4/05    present); Principal, State
                                                          Street Global Advisers
DOB: June 24, 1965                                        (2000-2006).

OFFICERS:

Gary L. French           Treasurer     Term: Indefinite   Senior Vice President of State   --            --
State Street Bank and                  Elected: 5/05      Street Bank and Trust Company
Trust Company                                             (2002 -present); Managing
2 Avenue de                                               Director, Deutsche Bank
Lafayette                                                 (including its predecessor,
Boston, MA 02111                                          Scudder Investments), Fund
                                                          Operations Unit (2001 - 2002);
DOB: July 4, 1951                                         President, UAM Fund Services
                                                          (1995 -2001).

Julie Piatelli           Interim       Term: Indefinite   Principal and Senior             --            --
SSgA Funds               Chief         Elected: 7/07      Compliance and Risk Management
Management, Inc.         Compliance                       Officer, SSgA Funds
State Street Financial   Officer                          Management, Inc. (2004-
Center                                                    present), Vice President State
One Lincoln Street                                        Street Global Advisors
Boston, MA 02111                                          (2004-present); Manager,
                                                          PricewaterhouseCoopers LLP
DOB: August 5, 1967                                       (1999-2004).

Nancy L. Conlin          Secretary     Term: Indefinite   Vice President and Managing      --            --
State Street Bank and                  Elected: 9/07      Counsel, State Street Bank and
Trust Company                                             Trust Company (2007 -
2 Avenue de                                               present); General Counsel to
Lafayette                                                 Plymouth Rock Companies (2004-
Boston, MA 02111                                          2007); and U.S. Chief Counsel
                                                          to Sun Life Financial (2002 -
DOB: December 11,                                         2004).
1953

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Investors should consider the investment objectives, risks, charges, and expenses of the fund carefully before investing. A prospectus which contains this and other information about the fund can be obtained by calling 1-877-521-4083, or by talking to your financial advisor. Read the prospectus carefully before investing.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2007

STATE STREET EQUITY 500 INDEX PORTFOLIO
Management Discussion of Fund Performance and Analysis, year ending 12/31/2007

Overview

After a burst of volatility slapped global markets at the end of February 2007, chastened investors staggered a bit in March before finishing the first quarter of 2007 with much improved composure. Although the outlook for US short-term interest rates remained squarely unchanged throughout the quarter, moves to tighter policy in the UK and Europe, and perhaps most notably in India and China, heightened concerns that favorable financial conditions and the buoyant markets they foster might have run their course. Reinforcing these worries was a deepening gloom in the US housing market, where newly obvious payment risks in subprime mortgages prompted fresh conservatism in lending practices that could in turn offer a meaningful threat to consumer spending. But US employment trends remained friendly, wage growth solid, and income resilient. As investors considered the idea that mortgage dislocations alone might not be enough to derail the US economy, equity averages snapped back nicely at the end of March to achieve positive returns for the opening quarter of 2007

Signs of stress in the fixed income markets brought a cautious end to the first half of 2007, with US stocks and bonds both slipping in June. Risk aversion tended to increase in choppy fashion throughout the second quarter, especially after hopes for an official rate cut eroded through May. But in contrast to their less discriminating behavior during the panicky episodes of April 2005 and May 2006, investors focused their dismay in spring 2007 on specific sectors and instruments rather than on the broad market. With US 10-year bond yields streaking to five-year highs in early June, interest-sensitive instruments fared most poorly. Yield spreads on riskier bonds climbed noticeably, as dislocations in the mortgage arena forced reduction of leverage by a number of hedge funds. The second quarter did bring record highs for both the Dow Jones Industrial Average and the S&P 500(R), but the underpinnings of the global liquidity that has been buoying the capital markets began to creak.

With the broad averages for US stocks and bonds posting modestly positive returns for the third quarter, one might view the summer of 2007 as a placid vacation period after the mortgage markets began to unravel in June. But such a perception would completely miss the rapid transfer of risk across asset classes, the sharp rise and subsequent retreat in equity volatility, and the signal adjustment in US monetary policy by the Federal Reserve. The growing troubles in residential mortgages initially brought pressure to leveraged loans and corporate bonds during July. In August, commercial paper investors stopped rolling newly uncertain positions, and the stress spread quickly to interbank lending. Equity investors grew worried that a dysfunctional money market would crimp economic growth, but so too did the Fed, which dropped its discount rate by 50 basis points (a basis point is l/l00th of 1% or .01%) on August 17, 2007. This official response to the financial turmoil laid the groundwork for a recovery from tumbling stock prices, an upswing that gathered steam when the fed funds rate was lowered from 5.25% to 4.75% on September 18. The US dollar was a notable casualty of this more accommodative stance, but the third quarter finished on a firm note, with credit markets attempting to heal and equity averages led higher by commodity-related issues.

After a tentative October and a nasty November, December brought little in the way of seasonal cheer for the financial markets, and a challenging 2007 ended in distinctly downbeat fashion. A tricky set of cross-currents kept US investors on edge throughout the quarter. Boosting market sentiment were additional cuts in short-term interest rates, solid earnings at several large growth companies, and inflows of fresh capital from flush overseas investors. On the other hand, a steady diet of bad news from the housing market, a wave of huge write-downs at financial firms, and a renewed surge in commodity prices were all much more troublesome. Lingering strains in the money markets and signs of softening employment conditions reinforced a sense of increasing recession risks. As a result, government bonds had another solid quarter. While defensive equities and energy stocks finished the year relatively strong, shares tied to financial and consumer activity suffered an ignominious end to 2007. The S&P 500 ended the year with a gain of 5.49%.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Management Discussion of Fund Performance and Analysis, year ending 12/31/2007

Fund

Eight of the ten economic sectors gained ground during 2007, with seven of those eight posting double digit gains. Energy stocks were far and away the top sector, rising 34.22%, led by strong commodity prices and higher company earnings. Materials stocks gained 22.49% during the year and Utilities were the third strongest performing sector, rising 22.49%. Much like energy stocks, the materials sector benefited from strong commodity prices and company earnings. Utilities companies appeared to benefit from strong results and a flight to safety in the second part of the year.

On the other end of the spectrum, financial stocks were battered during the year, falling 18.60%. These companies were hit hard by a crisis in the credit markets, particularly in the area of sub-prime mortgages. Consumer discretionary stocks fell 13.29% as investors appeared to fear a recession in the United States. Healthcare was third "worst" performing sector, but the sector actually posted a nice gain of 7.14%.

The top performing stocks for 2007 were National Oilwell Varco, Amazon.Com Inc., and Apple. National Oilwell benefited from improved margins and strong gains by energy companies. Amazon posted a very strong return, especially compared to its counterparts in the consumer discretionary sector. Apple posted excellent results, boosted by i-Mac sales and the strong introduction of i-Phone.

Two of the bottom three performers came from Financials and both were hard hit by the mortgage bond issues. E*Trade experienced significant losses from these bonds in its portfolio, while Countrywide (a large mortgage originator) struggled to keep afloat when its financing came under pressure. The third worst performer was Circuit City Stores which experienced poor results during the year, causing some to question the chain's long term viability.

The top contributors to the fund return were Exxon Mobil, Apple, and Google. The three largest detractors from return were all large financial companies. Citigroup, Bank of America and Merrill Lynch. All of three of these companies were hit by the fixed income and mortgage crisis during the year, with Merrill Lynch and Citigroup being hit particularly hard.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of this report and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

                              (PERFORMANCE GRAPH)

                State Street
                 Equity 500       S&P 500 (R)
             Index Portfolio *   Index ** (b)
             -----------------   ------------
  3/1/2000         10,000           10,000
 6/30/2000         10,586           10,585
12/31/2000          9,671            9,662
 6/30/2001          9,011            9,015
12/31/2001          8,510            8,514
 6/30/2002          7,389            7,394
12/31/2002          6,624            6,633
 6/30/2003          7,402            7,413
12/31/2003          8,519            8,535
 6/30/2004          8,813            8,829
12/31/2004          9,444            9,464
 6/31/2005          9,365            9,387
12/31/2005          9,904            9,930
 6/31/2006         10,171           10,199
12/31/2006         11,464           11,498
 6/31/2007         12,260           12,298
12/31/2007         12,093           12,129

INVESTMENT PERFORMANCE (a)
For the Year Ended December 31, 2007

                                                                         Total Return
                             Total Return        Total Return      Average Annualized Since
                            One Year Ended     Five Years Ended   Commencement of Operations
                          December 31, 2007   December 31, 2007         (March 1, 2000)
                          -----------------   -----------------   --------------------------
State Street Equity 500
Index Portfolio                 5.49%               12.79%                   2.45%

S&P 500 (R) Index (b)           5.49%               12.83%                   2.62%

(a) TOTAL RETURNS AND PERFORMANCE GRAPH INFORMATION REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS, WHICH MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT A PARTNER'S SHARE, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 (R) Index") is an unmanaged capitalization-weighted index of 500 widelY held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in an index.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007 to December 31, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

SIX MONTHS ENDED DECEMBER 31, 2007

                                     BEGINNING          ENDING           EXPENSES
                                   ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING
                                   JULY 1, 2007    DECEMBER 31, 2007     PERIOD *
                                   -------------   -----------------   -----------
BASED ON ACTUAL PORTFOLIO
   RETURN                            $1,000.00         $  986.30          $0.23

BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)                  $1,000.00         $1,024.98          $0.23

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31,2007 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                   DECEMBER 31, 2007
----------------------                   -----------------
Common Stocks                                   98.1%
Money Market Funds                               2.0
U.S. Government Securities                       0.2
Liabilities less cash and other assets          (0.3)
                                               -----
Total                                          100.0%
                                               -----

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*   DECEMBER 31, 2007
----------------------------------------------------   -----------------
Financials                                                    17.4%
Information Technology                                        15.9
Energy                                                        12.3
Health Care                                                   11.6
industrials                                                   11.4
                                                              ----
Total                                                         68.6%
                                                              ----

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
COMMON STOCKS -- 98.1%
CONSUMER DISCRETIONARY -- 8.7%
Abercrombie & Fitch Co.                     15,846   $   1,267
Amazon.Com, Inc. (a)                        56,092       5,196
Apollo Group, Inc. Class A (a)              26,529       1,861
AutoNation, Inc. (a)                        23,063         361
AutoZone, Inc. (a)                           7,864         943
Bed Bath & Beyond, Inc. (a)                 50,745       1,491
Best Buy Co., Inc.                          64,119       3,376
Big Lots, Inc. (a)                          17,227         275
Black & Decker Corp.                        11,837         824
Brunswick Corp.                             18,586         317
Carnival Corp.                              80,250       3,570
CBS Corp. Class B                          125,903       3,431
Centex Corp.                                24,082         608
Circuit City Stores, Inc.                   28,732         121
Clear Channel Communications, Inc.          92,847       3,205
Coach, Inc. (a)                             68,028       2,080
Comcast Corp. Class A (a)                  568,201      10,375
D.R. Horton, Inc.                           53,476         704
Darden Restaurants, Inc.                    25,688         712
Dillard's, Inc. Class A                     12,294         231
DIRECTV Group, Inc. (a)                    128,877       2,980
Eastman Kodak Co.                           54,482       1,192
eBay, Inc. (a)                             210,566       6,989
EW Scripps Co. Class A                      16,835         758
Expedia, Inc. (a)                           35,655       1,127
Family Dollar Stores, Inc.                  27,158         522
Ford Motor Co. (a)                         383,580       2,581
Fortune Brands, Inc.                        27,745       2,008
GameStop Corp. (a)                          29,000       1,801
Gannett Co., Inc.                           42,074       1,641
Gap, Inc.                                   91,398       1,945
General Motors Corp.                       103,845       2,585
Genuine Parts Co.                           31,409       1,454
Goodyear Tire & Rubber Co. (a)              45,757       1,291
H&R Block, Inc.                             58,415       1,085
Harley-Davidson, Inc.                       46,901       2,191
Harman International Industries, Inc.       10,521         775
Harrah's Entertainment, Inc.                33,588       2,981
Hasbro, Inc.                                25,825         661
Home Depot, Inc.                           312,409       8,416
Host Hotels & Resorts, Inc.                 92,665       1,579
International Game Technology               56,319       2,474
Interpublic Group of Cos., Inc. (a)         83,694         679
JC Penney & Co., Inc.                       40,310       1,773
Johnson Controls, Inc.                     109,486       3,946
Jones Apparel Group, Inc.                   13,434         215
KB HOME                                     14,794         320
Kohl's Corp. (a)                            56,933       2,608
Leggett & Platt, Inc.                       34,398         600
Lennar Corp. Class A                        27,931         500
Limited Brands                              58,467       1,107
Liz Claiborne, Inc.                         20,797         423
Lowe's Cos., Inc.                          267,062       6,041
Macy's, Inc.                                78,723       2,037

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
Marriot International, Inc. Class A         56,821   $   1,942
Mattel, Inc.                                66,976       1,275
McDonald's Corp.                           218,804      12,890
McGraw-Hill, Inc.                           60,766       2,662
Meredith Corp.                               7,889         434
New York Times Co. Class A                  29,122         511
Newell Rubbermaid, Inc.                     51,593       1,335
News Corp. Class A                         428,209       8,774
NIKE, Inc. Class B                          70,852       4,552
Nordstrom, Inc.                             34,633       1,272
Office Depot, Inc. (a)                      51,256         713
OfficeMax, Inc.                             15,131         313
Omnicom Group, Inc.                         59,941       2,849
Polo Ralph Lauren Corp.                     10,615         656
Pulte Homes, Inc.                           42,826         451
Radioshack Corp.                            27,503         464
Sears Holdings Corp. (a)                    14,174       1,446
Sherwin-Williams Co.                        20,596       1,195
Snap-On, Inc.                                9,512         459
Stanley Works                               14,583         707
Staples, Inc.                              130,833       3,018
Starbucks Corp. (a)                        136,861       2,802
Starwood Hotels & Resorts
  Worldwide, Inc.                           36,747       1,618
Target Corp.                               153,204       7,660
Tiffany & Co.                               25,080       1,154
Time Warner, Inc.                          667,238      11,016
TJX Cos., Inc.                              81,106       2,330
V.F. Corp.                                  16,893       1,160
Viacom, Inc. Class B (a)                   123,909       5,442
Walt Disney Co.                            356,571      11,510
Washington Post Co.                          1,060         839
Wendy's International, Inc.                 17,016         440
Whirlpool Corp.                             13,761       1,123
Wyndham Worldwide Corp.                     34,299         808
Yum! Brands, Inc.                           95,392       3,651
                                                     ---------
                                                       209,704
                                                     ---------
CONSUMER STAPLES -- 10.0%
Altria Group, Inc.                         389,107      29,409
Anheuser-Busch Cos., Inc.                  135,496       7,092
Archer-Daniels-Midland Co.                 118,424       5,498
Avon Products, Inc.                         80,660       3,188
Brown-Forman Corp. Class B                  15,624       1,158
Campbell Soup Co.                           41,465       1,482
Clorox Co.                                  25,743       1,678
Coca-Cola Co.                              367,217      22,536
Coca-Cola Enterprises, Inc.                 53,901       1,403
Colgate-Palmolive Co.                       94,376       7,358
ConAgra Foods, Inc.                         91,275       2,171
Constellation Brands, Inc. Class A (a)      37,226         880
Costco Wholesale Corp.                      80,837       5,639
CVS Corp.                                  272,152      10,818
Dean Foods Co.                              25,258         653
Estee Lauder Cos, Inc. Class A              20,552         896
General Mills, Inc.                         62,732       3,576

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
CONSUMER STAPLES -- (CONTINUED)
H.J. Heinz Co.                              58,369   $   2,725
Hershey Foods Corp.                         29,582       1,166
Kellogg Co.                                 48,435       2,539
Kimberly-Clark Corp.                        76,800       5,325
Kraft Foods, Inc.                          289,941       9,461
Kroger Co.                                 129,276       3,453
McCormick & Co., Inc.                       22,353         847
Molson Coors Brewing Co., Class B           23,962       1,237
Pepsi Bottling Group, Inc.                  26,453       1,044
PepsiCo, Inc.                              296,067      22,471
Procter & Gamble Co.                       573,613      42,115
Reynolds American, Inc.                     31,887       2,103
Safeway, Inc.                               80,264       2,746
Sara Lee Corp.                             129,134       2,074
SuperValu, Inc.                             37,648       1,413
Sysco Corp.                                112,209       3,502
Tyson Foods, Inc., Class A                  52,935         811
UST Corp.                                   28,137       1,542
Wal-Mart Stores, Inc.                      439,955      20,911
Walgreen Co.                               183,684       6,995
Whole Foods Market, Inc.                    25,433       1,038
Wrigley Wm., Jr. Co.                        39,748       2,327
                                                     ---------
                                                       243,280
                                                     ---------
ENERGY -- 12.3%
Anadarko Petroleum Corp.                    85,626       5,625
Apache Corp.                                61,311       6,593
Baker Hughes, Inc.                          57,578       4,670
BJ Services Co.                             54,548       1,323
Chesapeake Energy Corp.                     82,282       3,225
ChevronTexaco Corp.                        390,310      36,428
ConocoPhillips                             294,567      26,010
Devon Energy Corp.                          82,412       7,327
El Paso Corp.                              130,592       2,251
ENSCO International, Inc.                   26,077       1,555
EOG Resources, Inc.                         44,917       4,009
ExxonMobil Corp.                         1,008,814      94,516
Halliburton Co.                            160,734       6,093
Hess Corp.                                  51,487       5,193
Marathon Oil Corp.                         130,790       7,960
Murphy Oil Corp.                            35,241       2,990
Nabors Industries, Ltd. (a)                 52,404       1,435
National Oilwell Varco, Inc. (a)            65,557       4,816
Noble Corp.                                 48,918       2,764
Noble Energy, Inc.                          31,210       2,482
Occidental Petroleum Corp.                 152,638      11,752
Range Resources Corp.                       27,200       1,397
Rowan Cos., Inc.                            19,520         770
Schlumberger, Ltd.                         221,006      21,740
Smith International, Inc.                   37,534       2,772
Sunoco, Inc.                                21,584       1,564
Tesoro Corp.                                26,365       1,258
Transocean, Inc.                            58,799       8,417
Valero Energy Corp.                        101,906       7,137
Weatherford International Ltd. (a)          62,555       4,291

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
Williams Cos., Inc.                       110,168    $   3,942
XTO Energy, Inc.                            89,221       4,582
                                                     ---------
                                                       296,887
                                                     ---------
FINANCIALS -- 17.4%
ACE, Ltd.                                   60,483       3,737
AFLAC, Inc.                                 90,470       5,666
Allstate Corp.                             105,579       5,514
Ambac Financial Group, Inc.                 20,232         521
American Capital Strategies Ltd.            34,302       1,131
American Express Co.                       217,379      11,308
American International Group, Inc.         469,749      27,386
Ameriprise Financial, Inc.                  43,007       2,370
AON Corp.                                   54,747       2,611
Apartment Investment &
   Management Co. Class A                   16,714         580
Assurant, Inc.                              17,131       1,146
AvalonBay Communities, Inc.                 14,753       1,389
Bank of America Corp.                      819,839      33,827
Bank of New York Mellon Corp.              209,203      10,201
BB&T Corp.                                 101,370       3,109
Bear Stearns Cos., Inc.                     21,168       1,868
Boston Properties, Inc.                     21,667       1,989
Capital One Financial Corp.                 70,163       3,316
CB Richard Ellis Group, Inc. Class A
   (a)                                      37,475         808
Charles Schwab Corp.                       174,693       4,463
Chubb Corp.                                 72,375       3,950
Cincinnati Financial Corp.                  31,514       1,246
CIT Group, Inc.                             35,142         844
Citigroup, Inc.                            919,107      27,059
CME Group, Inc.                             10,141       6,957
Comerica, Inc.                              27,144       1,182
Commerce Bancorp, Inc.                      34,174       1,303
Countrywide Financial Corp.                100,246         896
Developers Diversified Realty Corp.         23,024         882
Discover Financial Services                 85,605       1,291
E*Trade Financial Corp. (a)                 81,315         289
Equity Residential                          49,057       1,789
Fannie Mae                                 181,144       7,242
Federal Home Loan Mortgage Corp.           123,039       4,192
Federated Investors, Inc. Class B           15,270         629
Fidelity National Information
  Services, Inc.                            30,977       1,288
Fifth Third Bancorp                         95,716       2,405
First Horizon National Corp.                25,172         457
Franklin Resources, Inc.                    29,680       3,396
General Growth Properties, Inc.             45,893       1,890
Genworth Financial, Inc. Class A            80,451       2,047
Goldman Sachs Group, Inc.                   74,399      16,000
Hartford Financial Services Group,
  Inc.                                      57,297       4,996
Hudson City Bancorp, Inc.                   95,292       1,431
Huntington Bancshares, Inc.                 64,656         954
IntercontinentalExchange, Inc. (a)          12,680       2,441
J.P. Morgan Chase & Co.                    619,837      27,056

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
FINANCIALS -- (CONTINUED)
Janus Capital Group, Inc.                   29,407   $     966
KeyCorp                                     70,475       1,653
Kimco Realty Corp.                          45,869       1,670
Legg Mason, Inc.                            25,142       1,839
Lehman Brothers Holdings, Inc.              98,213       6,427
Leucadia National Corp.                     31,736       1,495
Lincoln National Corp.                      49,592       2,887
Loews Corp.                                 81,290       4,092
M & T Bank Corp.                            14,137       1,153
Marsh & McLennan Cos., Inc.                100,753       2,667
Marshall & Ilsley Corp.                     49,593       1,313
MBIA, Inc.                                  21,584         402
Merrill Lynch & Co., Inc.                  158,458       8,506
MetLife, Inc.                              137,145       8,451
MGIC Investment Corp.                       16,800         377
Moody's Corp.                               38,966       1,391
Morgan Stanley                             195,948      10,407
National City Corp.                        115,554       1,902
Northern Trust Corp.                        34,306       2,627
NYSE Euronext                               48,600       4,266
Plum Creek Timber Co., Inc.                 30,811       1,419
PNC Financial Services Group, Inc.          63,251       4,152
Principal Financial Group, Inc.             49,491       3,407
Progressive Corp.                          135,501       2,596
ProLogis                                    47,891       3,035
Prudential Financial, Inc.                  83,039       7,726
Public Storage, Inc.                        23,087       1,695
Regions Financial Corp.                    128,789       3,046
SAFECO Corp.                                16,950         944
Simon Property Group, Inc.                  41,100       3,570
SLM Corp.                                   73,899       1,488
Sovereign Bancorp, Inc.                     65,974         752
State Street Corp. (b)                      70,325       5,710
SunTrust Banks, Inc.                        64,818       4,050
Synovus Financial Corp.                     57,585       1,387
T. Rowe Price Group, Inc.                   48,675       2,963
Torchmark Corp.                             17,921       1,085
Travelers Cos, Inc.                        118,604       6,381
U.S. Bancorp                               317,331      10,072
Unum Group                                  63,629       1,514
Vornado Realty Trust                        25,134       2,211
Wachovia Corp.                             364,322      13,855
Washington Mutual, Inc.                    159,441       2,170
Wells Fargo Co.                            621,744      18,770
Western Union Co.                          143,985       3,496
XL Capital, Ltd. Class A                    33,044       1,662
Zions Bancorp                               20,553         960
                                                     ---------
                                                       421,659
                                                     ---------
HEALTH CARE -- 11.6%
Abbott Laboratories                        285,708      16,043
Aetna, Inc.                                 94,397       5,450
Allergan, Inc.                              56,592       3,635
AmerisourceBergen Corp.                     29,493       1,323
Amgen, Inc. (a)                            199,895       9,283

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
Applera Corp. - Applied Biosystems
   Group                                    33,273   $   1,129
Barr Pharmaceuticals, Inc. (a)              18,923       1,005
Baxter International, Inc.                 116,561       6,766
Becton, Dickinson & Co.                     45,297       3,786
Biogen Idec, Inc. (a)                       52,931       3,013
Boston Scientific Corp. (a)                244,634       2,845
Bristol-Myers Squibb Co.                   363,616       9,643
C.R. Bard, Inc.                             19,097       1,810
Cardinal Health, Inc.                       66,957       3,867
Celgene Corp. (a)                           70,418       3,254
CIGNA Corp.                                 51,496       2,767
Coventry Health Care, Inc. (a)              27,603       1,635
Covidien Ltd.                               92,404       4,093
Eli Lilly & Co.                            181,443       9,687
Express Scripts, Inc. (a)                   47,299       3,453
Forest Laboratories, Inc. (a)               58,602       2,136
Genzyme Corp. (a)                           48,492       3,610
Gilead Sciences, Inc. (a)                  172,094       7,918
Hospira, Inc. (a)                           28,503       1,215
Humana, Inc. (a)                            30,047       2,263
IMS Health, Inc.                            34,732         800
Johnson & Johnson                          529,940      35,347
King Pharmaceuticals, Inc. (a)              49,292         505
Laboratory Corp. of America
   Holdings (a)                             21,122       1,595
McKesson Corp.                              54,455       3,567
Medco Health Solutions, Inc. (a)            48,834       4,952
Medtronic, Inc.                            208,511      10,482
Merck & Co., Inc.                          402,238      23,374
Millipore Corp. (a)                          9,535         698
Mylan Laboratories Inc.                     58,709         825
Patterson Cos., Inc. (a)                    25,094         852
Pfizer, Inc.                             1,257,294      28,578
Quest Diagnostics, Inc.                     28,100       1,486
Schering-Plough Corp.                      299,884       7,989
St. Jude Medical, Inc. (a)                  60,894       2,475
Stryker Corp.                               43,489       3,250
Tenet Healthcare Corp. (a)                  95,470         485
Thermo Fisher Scientific, Inc. (a)          76,824       4,431
UnitedHealth Group, Inc.                   238,346      13,872
Varian Medical Systems, Inc. (a)            22,860       1,192
Watson Pharmaceuticals, Inc. (a)            17,346         471
Wellpoint, Inc. (a)                        105,770       9,279
Wyeth                                      247,016      10,916
Zimmer Holdings, Inc. (a)                   44,052       2,914
                                                     ---------
                                                       281,964
                                                     ---------
INDUSTRIALS -- 11.4%
3M Co.                                     131,560      11,093
Allied Waste Industries, Inc. (a)           51,430         567
Avery Dennison Corp.                        20,488       1,089
Boeing Co.                                 143,954      12,590
Burlington Northern Santa Fe Corp.          55,082       4,584
Caterpillar, Inc.                          117,740       8,543
CH Robinson Worldwide, Inc.                 30,461       1,649

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
INDUSTRIALS -- (CONTINUED)
Cintas Corp.                                25,088   $     843
Cooper Industries, Ltd.                     34,434       1,821
CSX Corp.                                   80,738       3,551
Cummins, Inc.                               18,529       2,360
Danaher Corp.                               46,986       4,123
Deere & Co.                                 82,162       7,651
Domtar Corp. (a) (c)                            11           0
Dover Corp.                                 36,195       1,668
Eaton Corp.                                 26,595       2,578
Emerson Electric Co.                       145,740       8,258
Equifax, Inc.                               23,683         861
Expeditors International Washington,
   Inc.                                     37,820       1,690
FedEx Corp.                                 57,339       5,113
Fluor Corp.                                 16,530       2,409
General Dynamics Corp.                      74,748       6,652
General Electric Co.                     1,866,192      69,180
Goodrich Co.                                22,145       1,564
Honeywell International, Inc.              138,282       8,514
Illinois Tool Works, Inc.                   75,471       4,041
Ingersoll-Rand Co. Class A                  51,321       2,385
ITT Industries, Inc.                        33,792       2,232
Jacobs Engineering Group, Inc. (a)          22,600       2,161
L-3 Communications Holdings, Inc.           22,503       2,384
Lockheed Martin Corp.                       64,312       6,769
Manitowoc Co., Inc.                         24,000       1,172
Masco Corp.                                 67,523       1,459
Monster Worldwide, Inc. (a)                 22,609         733
Norfolk Southern Corp.                      71,955       3,629
Northrop Grumman Corp.                      63,511       4,995
PACCAR, Inc.                                68,474       3,730
Pall Corp.                                  22,209         895
Parker-Hannifin Corp.                       32,403       2,440
Pitney Bowes, Inc.                          40,827       1,553
Precision Castparts Corp.                   25,307       3,510
R.R. Donnelley & Sons Co.                   40,209       1,517
Raytheon Co.                                80,756       4,902
Robert Half International, Inc.             31,140         842
Rockwell Automation, Inc.                   27,505       1,897
Rockwell Collins, Inc.                      30,231       2,176
Ryder Systems, Inc.                          9,821         462
Southwest Airlines Co.                     138,886       1,694
Terex Corp. (a)                             19,035       1,248
Textron, Inc.                               45,639       3,254
Tyco Electronics Ltd.                       91,104       3,383
Tyco International Ltd.                     90,861       3,603
Union Pacific Corp.                         48,084       6,040
United Parcel Service, Inc. Class B        192,650      13,624
United Technologies Corp.                  182,024      13,932
W.W. Grainger, Inc.                         12,169       1,065
Waste Management, Inc.                      96,739       3,160
                                                     ---------
                                                       275,838
                                                     ---------
INFORMATION TECHNOLOGY -- 15.9%
Adobe Systems, Inc. (a)                    108,757       4,647

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
Advanced Micro Devices, Inc. (a)           114,986   $     862
Affiliated Computer Services, Inc.
   Class A (a)                              19,337         872
Agilent Technologies, Inc. (a)              69,168       2,541
Akamai Technologies, Inc. (a)               29,424       1,018
Altera Corp.                                59,454       1,149
Analog Devices, Inc.                        57,869       1,835
Apple Computer, Inc. (a)                   161,217      31,934
Applied Materials, Inc.                    254,707       4,524
Autodesk, Inc. (a)                          41,876       2,084
Automatic Data Processing, Inc.             97,217       4,329
BMC Software, Inc. (a)                      35,721       1,273
Broadcom Corp. Class A (a)                  85,359       2,231
CA, Inc.                                    68,899       1,719
CIENA Corp. (a)                             14,529         496
Cisco Systems, Inc. (a)                  1,120,801      30,340
Citrix Systems, Inc. (a)                    33,467       1,272
Cognizant Technology Solutions
   Corp. Class A (a)                        54,284       1,842
Computer Sciences Corp. (a)                 30,744       1,521
Compuware Corp. (a)                         54,650         485
Convergys Corp. (a)                         27,935         460
Corning, Inc.                              291,844       7,001
Dell, Inc. (a)                             417,763      10,239
Electronic Arts, Inc. (a)                   57,100       3,335
Electronic Data Systems Corp.               91,816       1,903
EMC Corp. (a)                              388,642       7,202
Fiserv, Inc. (a)                            29,952       1,662
Google, Inc. Class A (a)                    42,771      29,575
Hewlett-Packard Co.                        476,394      24,048
IAC (a)                                     34,889         939
Intel Corp.                              1,080,236      28,799
International Business Machines
   Corp.                                   253,729      27,428
Intuit, Inc. (a)                            61,163       1,933
Jabil Circuit, Inc.                         39,951         610
Juniper Networks, Inc. (a)                  94,093       3,124
KLA-Tencor Corp.                            33,505       1,614
Lexmark International Group, Inc.
   Class A (a)                              15,842         552
Linear Technology Corp.                     40,863       1,301
LSI Logic Corp. (a)                        138,462         735
MEMC Electronic Materials, Inc. (a)         42,578       3,768
Microchip Technology, Inc.                  37,989       1,194
Micron Technology, Inc. (a)                142,362       1,032
Microsoft Corp.                          1,485,833      52,896
Molex, Inc.                                 24,805         677
Motorola, Inc.                             418,265       6,709
National Semiconductor Corp.                41,596         942
Network Appliance, Inc. (a)                 66,057       1,649
Novell, Inc. (a)                            68,720         472
Novellus Systems, Inc. (a)                  20,030         552
NVIDIA Corp. (a)                           100,756       3,428
Oracle Corp. (a)                           728,972      16,460
Paychex, Inc.                               61,738       2,236
PerkinElmer, Inc.                           21,118         550

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
INFORMATION TECHNOLOGY -- (CONTINUED)
QLogic Corp. (a)                            24,322   $     345
QUALCOMM, Inc.                             307,534      12,102
SanDisk Corp. (a)                           40,167       1,332
Sun Microsystems, Inc. (a)                 148,641       2,695
Symantec Corp. (a)                         164,763       2,659
Tellabs, Inc. (a)                           85,030         556
Teradata Corp. (a)                          33,520         919
Teradyne, Inc. (a)                          27,649         286
Texas Instruments, Inc.                    258,656       8,639
Unisys Corp. (a)                            69,807         330
VeriSign, Inc. (a)                          40,321       1,517
Waters Corp. (a)                            18,865       1,492
Xerox Corp.                                171,534       2,777
Xilinx, Inc.                                52,602       1,151
Yahoo!, Inc. (a)                           243,219       5,657
                                                     ---------
                                                       384,456
                                                     ---------
MATERIALS -- 3.5%
Air Products & Chemicals, Inc.              39,609       3,907
Alcoa, Inc.                                159,562       5,832
Allegheny Technologies, Inc.                18,128       1,566
Ashland, Inc.                               10,700         507
Ball Corp.                                  17,562         790
Bemis Co., Inc.                             17,262         473
Consol Energy, Inc.                         33,573       2,401
Dow Chemical Co.                           174,930       6,896
E.I. Du Pont de Nemours & Co.              166,474       7,340
Eastman Chemical Co.                        15,004         917
Ecolab, Inc.                                30,766       1,575
Freeport-McMoRan Copper & Gold,
   Inc. Class B                             70,723       7,245
Hercules, Inc.                              23,050         446
International Flavors & Fragrances,
   Inc.                                     14,331         690
International Paper Co.                     78,611       2,545
MeadWestvaco Corp.                          32,320       1,012
Monsanto Co.                               100,225      11,194
Newmont Mining Corp.                        83,206       4,063
Nucor Corp.                                 52,454       3,106
Pactiv Corp. (a)                            23,915         637
Peabody Energy Corp.                        48,324       2,979
PPG Industries, Inc.                        29,871       2,098
Praxair, Inc.                               59,114       5,244
Rohm & Haas Co.                             23,906       1,269
Sealed Air Corp.                            28,492         659
Sigma-Aldrich Corp.                         24,234       1,323
Titanium Metals Corp.                       16,600         439
United States Steel Corp.                   21,578       2,609
Vulcan Materials Co.                        20,361       1,610
Weyerhaeuser Co.                            39,537       2,915
                                                     ---------
                                                        84,287
                                                     ---------
TELECOMMUNICATION SERVICES -- 3.6%
American Tower Corp. (a)                    75,200       3,204
AT&T, Inc.                               1,120,152      46,553
CenturyTel, Inc.                            20,441         847

                                                       MARKET
                                                       VALUE
                                           SHARES      (000)
                                         ---------   ---------
Citizens Communications Co.                 60,384   $     769
Embarq Corp.                                27,597       1,367
JDS Uniphase Corp. (a)                      42,723         568
Qwest Communications
   International, Inc. (a)                 283,890       1,990
Sprint Nextel Corp.                        523,943       6,879
Verizon Communications, Inc.               531,829      23,236
Windstream Corp.                            89,913       1,171
                                                     ---------
                                                        86,584
                                                     ---------
UTILITIES -- 3.7%
AES Corp. (a)                              124,995       2,674
Allegheny Energy, Inc.                      30,759       1,957
Ameren Corp.                                36,960       2,004
American Electric Power Co., Inc.           73,152       3,406
CenterPoint Energy, Inc.                    57,611         987
CMS Energy Corp.                            38,856         675
Consolidated Edison, Inc.                   50,752       2,479
Constellation Energy Group, Inc.            33,014       3,385
Dominion Resources, Inc.                   108,424       5,145
DTE Energy Co.                              30,584       1,344
Duke Energy Corp.                          233,920       4,718
Dynegy, Inc. (a)                            95,490         682
Edison International                        59,819       3,193
Entergy Corp.                               35,998       4,302
Exelon Corp.                               123,974      10,121
FirstEnergy Corp.                           56,007       4,052
FPL Group, Inc.                             75,121       5,092
Integrys Energy Group, Inc.                 12,916         668
Nicor, Inc.                                  9,100         385
NiSource, Inc.                              49,982         944
Pepco Holdings, Inc.                        36,900       1,082
PG&E Corp.                                  64,726       2,789
Pinnacle West Capital Corp.                 17,760         753
PPL Corp.                                   71,275       3,713
Progress Energy, Inc.                       46,981       2,275
Public Service Enterprise Group, Inc.       47,212       4,638
Questar Corp.                               32,468       1,756
Sempra Energy                               49,286       3,050
Southern Co.                               140,787       5,455
Spectra Energy Corp.                       113,198       2,923
TECO Energy, Inc.                           35,651         614
Trane, Inc.                                 31,030       1,449
Xcel Energy, Inc.                           77,251       1,744
                                                     ---------
                                                        90,454
                                                     ---------
TOTAL COMMON STOCKS
(Cost $1,442,132,115)                                2,375,113
                                                     ---------

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2007

                                       PAR    MARKET
                                     AMOUNT    VALUE
                                      (000)    (000)
                                     ------   ------
U.S. GOVERNMENT SECURITIES -- 0.2%
   United States Treasury Bill
   3.0% due 03/06/08 (d) (e)         $4,299   $4,276
                                              ------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $4,275,869)                           4,276
                                              ------

                                                      MARKET
                                           SHARES      VALUE
                                            (000)      (000)
                                           ------   ----------
MONEY MARKET FUNDS -- 2.0%
AIM Short Term Investment Prime
   Portfolio                               48,722      $48,722
Federated Money Market
   Obligations Trust                          554          554
                                                    ----------
TOTAL MONEY MARKET FUNDS
   (Cost $49,275,442)                                   49,276
                                                    ----------
TOTAL INVESTMENTS -- 100.3%
   (identified cost $1,495,683,426)                  2,428,665
LIABILITIES IN EXCESS OF ASSETS --(0.3)%                (6,288)
                                                    ----------
NET ASSETS -- 100.0%                                $2,422,377
                                                    ==========

(a)  Non-income producing security.
(b)  Affiliated issuer. See table that follows for more information.
(c)  Amount is less than $ 1,000.
(d)  Rate represents annualized yield at date of purchase.
(e) Security held as collateral in relation to initial margin requirements on futures contracts.

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2007

                                   NUMBER     UNREALIZED
                                     OF      APPRECIATION
                                 CONTRACTS       (000)
                                 ---------   ------------
Schedule of Futures
   Contracts
S&P 500 Financial Futures
   Contracts (long) Expiration
   Date 03/2008                     677          $675
                                                 ----
Total unrealized depreciation
   on open futures contracts
   purchased                                     $675
                                                 ----

AFFILIATE TABLE

                                      Shares         Shares                             Income Earned for  Realized
                      Number of    purchased for    sold for       Number of   Value at   the year ended     Gain
      Security     shares held at the year ended the year ended shares held at 12/31/07      12/31/07      on shares
    Description      12/31/2006      12/31/07       12/31/07       12/31/07      (000)        (000)       sold (000)
------------------ -------------- -------------- -------------- -------------- -------- ----------------- ----------
State Street Corp.     69,744         18,900         18,319         70,325       5,710         $62           $573

                        See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers
   at market (identified cost $1,492,789)            $2,422,955
Investments in non-controlled affiliates at market
   (identified cost $2,894) (Note 4)                      5,710
                                                     ----------
                                                      2,428,665
   Cash                                                     143
Receivables:
   Investment securities sold                               548
   Dividends and interest                                 3,648
                                                     ----------
      Total assets                                    2,433,004
LIABILITIES
Payables:
   Investment securities purchased                       10,140
   Daily variation margin on futures contracts              291
   Management fees (Note 4)                                 196
                                                     ----------
      Total liabilities                                  10,627
                                                     ----------
NET ASSETS                                           $2,422,377
                                                     ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
(Amounts in thousands)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers                                  $ 51,567
   Dividend income - non-controlled affiliated issuer                            62
   Interest                                                                   2,709
                                                                           --------
      Total Investment Income                                                54,338
                                                                           --------
EXPENSES
   Management fees (Note 4)                                    $  1,221
                                                               --------
      Total Expenses                                                          1,221
                                                                           --------
NET INVESTMENT INCOME                                                        53,117
                                                                           --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers                           169,491
   Investments - non-controlled affiliated issuer                   573
   Futures contracts                                               (853)    169,211
                                                               --------
Net change in net unrealized appreciation (depreciation) on:
   Investments                                                  (67,144)
   Futures contracts                                                663     (66,481)
                                                               --------    --------
Net realized and unrealized gain                                            102,730
                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $155,847
                                                                           ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                For the      For the
                                                              Year Ended   Year Ended
                                                               December     December
                                                               31, 2007     31, 2006
                                                              ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                      $   53,117   $   49,532
   Net realized gain on investments and futures contracts        169,211        9,894
   Net change in net unrealized appreciation (depreciation)      (66,481)     318,596
                                                              ----------   ----------
      Net increase in net assets resulting from operations       155,847      378,022
                                                              ----------   ----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                   328,812      310,574
   Contributions in-kind                                              --        8,054
   Fair value of withdrawals                                    (765,322)    (383,063)
   Withdrawals in-kind                                           (63,656)          --
                                                              ----------   ----------
   Net decrease in net assets from capital transactions         (500,166)     (64,435)
                                                              ----------   ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                     (344,319)     313,587
NET ASSETS
Beginning of period                                            2,766,696    2,453,109
                                                              ----------   ----------
End of period                                                 $2,422,377   $2,766,696
                                                              ==========   ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                 Year         Year         Year         Year         Year
                                                 Ended        Ended        Ended        Ended        Ended
                                               12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
                                              ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)   $2,422,377   $2,766,696   $2,453,109   $2,767,467   $2,714,672
   Ratios to average net assets:
      Operating expenses                           0.045%       0.045%       0.045%       0.045%       0.045%
      Net investment income                         1.96%        1.94%        1.84%        1.97%        1.74%
   Portfolio turnover rate*                           12%          10%           8%           9%          12%
   Total return (a)                                 5.49%       15.75%        4.87%       10.86%       28.62%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

1. ORGANIZATION

State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2007, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $312,810,297 and $728,958,796, respectively. The aggregate value of withdrawals in-kind was $63,655,791. The realized gain associated with the withdrawal in-kind was $19,063,455.

At December 31, 2007, the book cost of investments was $1,495,683,426 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,001,447,866 and $68,465,885, respectively, resulting in net appreciation of $932,981,981 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at December 31, 2007 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolio and believes the impact will be limited to expanded disclosures in the Portfolio's Financial Statements resulting from adoption of this pronouncement.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio), including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2008

STATE STREET EQUITY 500 INDEX PORTFOLIO
DECEMBER 31, 2007

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 29, 2007 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.99 trillion in assets under management as of September 30, 2007, including over $140 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that they were satisfied with the experience, resources and strength of the Adviser in the management of index products. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio was satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

STATE STREET EQUITY 500 INDEX PORTFOLIO
DECEMBER 31, 2007

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2007. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for its peer group. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust' relationship with State Street as fund administrator, custodian and transfer agent and the Portfolios' use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

          -    business addresses and ages;

          -    principal occupations during the past five years; and

          -    other directorships of publicly traded companies or funds.

                                                                                         NUMBER OF
                                                                                         FUNDS IN
                                                                                           FUND
   NAME, ADDRESS,      POSITION(S)    TERM OF OFFICE                                      COMPLEX             OTHER
 AND DATE OF BIRTH      HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION        OVERSEEN BY       DIRECTORSHIPS
      ("DOB")             TRUST         TIME SERVED        DURINGS PAST FIVE YEARS       TRUSTEE*        HELD BY TRUSTEE
--------------------  -------------  ----------------  ------------------------------  ------------  ----------------------
INDEPENDENT TRUSTEES

Michael F. Holland    Trustee and    Term: Indefinite  Chairman, Holland & Company     22            Trustee, State Street
Holland & Company,    Chairman of                      L.L.C. (investment adviser)                   Institutional
LLC                   the Board      Elected: 7/99     (1995 - present).                             Investment Trust;
375 Park Avenue                                                                                      Director, the Holland
New York, NY 10152                                                                                   Series Fund, Inc.;
                                                                                                     Director, The China
DOB: July 7, 1944                                                                                    Fund, Inc.; Chairman
                                                                                                     and Trustee, Scottish
                                                                                                     Widows Investment
                                                                                                     Partnership Trust; and
                                                                                                     Director, Reaves
                                                                                                     Utility Income Fund

William L. Boyan      Trustee        Term: Indefinite  Trustee of Old Mutual South     22            Trustee, State Street
State Street                                           Africa Master Trust                           Institutional
Master Funds                         Elected: 7/99     (investments) (1995 -                         Investment Trust; and
P.O. Box 5049                                          present); Chairman emeritus,                  Trustee, Old Mutual
Boston, MA 02206                                       Children's Hospital (1984 -                   South Africa Master
                                                       present); Director, Boston                    Trust
DOB: January 20,                                       Plan For Excellence
1937                                                   (non-profit) (1994 - present);
                                                       President and Chief Operations
                                                       Officer, John Hancock Mutual
                                                       Life Insurance Company (1959 -
                                                       1999). Mr. Boyan retired in
                                                       1999.

Rina K. Spence        Trustee        Term: Indefinite  President of SpenceCare         22            Trustee, State Street
State Street Master                                    International LLC (1998 -                     Institutional
Funds                                Elected: 7/99     present); Member of the                       Investment Trust;
P.O. Box 5049                                          Advisory Board, Ingenium Corp.                Director, Berkshire
Boston, MA 02206                                       (technology company) (2001 -                  Life Insurance Company
                                                       present); Chief Executive                     of America; and
DOB: October 24,                                       Officer, IEmily.com (internet                 Director, IEmily.com
1948                                                   company) (2000 - 2001); Chief
                                                       Executive Officer of Consensus
                                                       Pharmaceutical, Inc. (1998 -
                                                       1999); Founder, President and
                                                       Chief Executive Officer of
                                                       Spence Center for Women's
                                                       Health (1994 - 1998); Trustee,
                                                       Eastern Enterprise (utilities)
                                                       (1988 - 2000).

Douglas T. Williams   Trustee        Term: Indefinite  Executive Vice President of     22            Trustee, State Street
State Street                                           Chase Manhattan Bank (1987                    Institutional
Master Funds                         Elected: 7/99     - 1999). Mr. Williams retired                 Investment Trust
P.O. Box 5049                                          in 1999.
Boston, MA 02206

DOB: December 23,
1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Trustees and Executive Officers (Unaudited).

                                                                                         NUMBER OF
                                                                                         FUNDS IN
                                                                                           FUND
   NAME, ADDRESS,      POSITION(S)    TERM OF OFFICE                                      COMPLEX             OTHER
 AND DATE OF BIRTH      HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION        OVERSEEN BY       DIRECTORSHIPS
      ("DOB")             TRUST         TIME SERVED       DURINGS PAST FIVE YEARS*        TRUSTEE        HELD BY TRUSTEE
--------------------  -------------  ----------------  ------------------------------  ------------  ----------------------
INTERESTED TRUSTEES(1)

James E. Ross         Trustee/       Term: Indefinite  President, SSgA Funds           22            Trustee, State Street
SSgA Funds            President                        Management, Inc. (2005 -                      Institutional
Management, Inc.                     Elected Trustee:  present); Principal, SSgA                     Investment Trust;
State Street                         2/07              Funds Management, Inc. (2001                  Trustee, SPDR(R)
Financial Center                                       - 2005); Senior Managing                      Series Trust; Trustee,
One Lincoln                          Elected           Director, State Street Global                 SPDR(R) Index Shares
Street Boston, MA                    President: 4/05   Advisors (March 2006                          Trust and Trustee,
02111-2900                                             - present); Principal, State                  Select Sector SPDR(R)
                                                       Street Global Advisers                        Trust
DOB: June 24, 1965                                     (2000-2006).

OFFICERS:

Gary L. French        Treasurer      Term: Indefinite  Senior Vice President of State  --           --
State Street Bank                                      Street Bank and Trust Company
and Trust Company                    Elected: 5/05     (2002 -present); Managing
2 Avenue de                                            Director, Deutsche Bank
Lafayette Boston,                                      (including its predecessor,
MA 02111                                               Scudder Investments), Fund
                                                       Operations Unit (2001 - 2002);
DOB: July 4, 1951                                      President, UAM Fund Services
                                                       (1995-2001).

Julie Piatelli        Interim Chief  Term: Indefinite  Principal and Senior            --           --
SSgA Funds            Compliance                       Compliance and Risk Management
Management, Inc.      Officer        Elected: 7/07     Officer, SSgA Funds
State Street                                           Management, Inc.
Financial                                              (2004-present), Vice President
Center                                                 State Street Global Advisors
One Lincoln Street                                     (2004-present); Manager,
Boston, MA 02111                                       PricewaterhouseCoopers LLP
                                                       (1999-2004).
DOB: August 5, 1967

Nancy L. Conlin       Secretary      Term: Indefinite  Vice President and Managing     --           --
State Street Bank                                      Counsel, State Street Bank and
and Trust Company                    Elected: 9/07     Trust Company (2007 -
2 Avenue de                                            present); General Counsel to
Lafayette Boston,                                      Plymouth Rock Companies
MA 02111                                               (2004-2007); and U.S. Chief
                                                       Counsel to Sun Life Financial
DOB: December 11, 1953                                 (2002 - 2004).

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                  STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                  ANNUAL REPORT

                                DECEMBER 31, 2007

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

             STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

             STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

STATE STREET INSTITUTIONAL INVESTMENT TRUST

EXPENSE EXAMPLE

As a shareholder of the below listed Funds, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the series of the State Street Master Funds, in which each Fund invests substantially all of its assets (their respective "Portfolio".) This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007* to December 31, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007

                                      BEGINNING           ENDING        EXPENSES PAID
                                    ACCOUNT VALUE     ACCOUNT VALUE         DURING
INSTITUTIONAL CLASS SHARES           JULY 1, 2007   DECEMBER 31, 2007      PERIOD*
---------------------------------   -------------   -----------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Liquid Reserves Fund                  $1,000.00         $1,025.90           $0.56
Tax Free Money Market Fund            $1,000.00         $1,017.10           $0.86
U.S. Government Money Market Fund     $1,000.00         $1,008.20           $0.34
Treasury Money Market Fund            $1,000.00         $1,005.90           $0.52
Treasury Plus Money Market Fund       $1,000.00         $1,007.40           $0.47

                                            BEGINNING           ENDING        EXPENSES PAID
                                          ACCOUNT VALUE     ACCOUNT VALUE         DURING
INSTITUTIONAL CLASS SHARES                JULY 1, 2007    DECEMBER 31, 2007       PERIOD*
---------------------------------------   -------------   -----------------   -------------
BASED ON HYPOTHETICAL (5% RETURN BEFORE
    EXPENSES)
Liquid Reserves Fund                        $1,000.00         $1,024.65           $0.56
Tax Free Money Market Fund                  $1,000.00         $1,024.35           $0.87
U.S. Government Money Market Fund           $1,000.00         $1,024.30           $0.92
Treasury Money Market Fund                  $1,000.00         $1,023.79           $1.43
Treasury Plus Money Market Fund             $1,000.00         $1,023.95           $1.28

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's Institutional Class Shares annualized average weighted expense ratio as of December 31, 2007 was as follows, which includes the Fund's proportionate share of the expenses of their respective Portfolio:

Liquid Reserves Fund                0.11%
Tax Free Money Market Fund          0.17%
U.S. Government Money Market Fund   0.18%
Treasury Money Market Fund          0.28%
Treasury Plus Money Market Fund     0.25%

"Actual" expense information for the Fund's Institutional Class Shares is for the period from date of initial public investment to December 31, 2007. Actual expenses are equal to the annualized expense ratio of the respective Share Class, multiplied by actual days in the period/365 (to reflect the period from initial public investment to December 31, 2007).

                                     DATE OF INITIAL
                                    PUBLIC INVESTMENT   ACTUAL DAYS
                                    -----------------   -----------
U.S. Government Money Market Fund    October 25, 2007       68
Treasury Money Market Fund           October 25, 2007       68
Treasury Plus Money Market Fund      October 24, 2007       69

"Hypothetical" expense information for Institutional Class Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

Six Months ended December 31, 2007

                                      BEGINNING           ENDING        EXPENSES PAID
                                    ACCOUNT VALUE     ACCOUNT VALUE         DURING
        INVESTMENT CLASS SHARES      JULY 1, 2007   DECEMBER 31, 2007      PERIOD*
        -----------------------     -------------   -----------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Liquid Reserves Fund                  $1,000.00         $1,009.70           $0.97
Tax Free Money Market Fund            $1,000.00         $1,006.50           $1.09
U.S. Government Money Market Fund     $1,000.00         $ 1008.40           $1.11
Treasury Money Market Fund            $1,000.00         $1,005.30           $1.18
Treasury Plus Money Market Fund       $1,000.00         $1,006.80           $1.14
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)
Liquid Reserves Fund                  $1,000.00         $ 1022.94           $2.29
Tax Free Money Market Fund            $1,000.00         $1,022.74           $2.50
U.S. Government Money Market Fund     $1,000.00         $1,022.53           $2.70
Treasury Money Market Fund            $1,000.00         $1,022.03           $3.21
Treasury Plus Money Market Fund       $1,000.00         $1,022.18           $3.06

The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's Investment Class Shares annualized average weighted expense ratio as of December 31, 2007 was as follows, respectively, which includes the Fund's proportionate share of the expenses of their respective
Portfolio:

Liquid Reserves Fund                0.45%
Tax Free Money Market Fund          0.49%
U.S. Government Money Market Fund   0.53%
Treasury Money Market Fund          0.63%
Treasury Plus Money Market Fund     0.60%

"Actual" expense information for the Fund's Investment Class Shares is for the period from date of initial public investment to December 31, 2007. Actual expenses are equal to the annualized expense ratio of the respective Share Class, multiplied by actual days in the period/365 (to reflect the period from initial public investment to December 31, 2007).

                                     DATE OF INITIAL
                                    PUBLIC INVESTMENT   ACTUAL DAYS
                                    -----------------   -----------
Liquid Reserves Fund                 October 15, 2007        78
Tax Free Money Market Fund           October 12, 2007        81
U.S. Government Money Market Fund    October 17, 2007        76
Treasury Money Market Fund           October 25, 2007        68
Treasury Plus Money Market Fund      October 24, 2007        69

"Hypothetical" expense information for Institutional Class Shares and Investment Class Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                                    U.S.                         TREASURY
                                                   LIQUID         TAX FREE       GOVERNMENT       TREASURY         PLUS
                                                  RESERVES      MONEY MARKET    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                    FUND            FUND            FUND            FUND           FUND
                                               --------------   ------------   --------------   ------------   ------------
ASSETS
   Investment in corresponding Portfolio at
      value (Note 1)                           $6,865,580,622   $447,677,494   $1,076,793,308   $530,102,928   $463,189,039
                                               --------------   ------------   --------------   ------------   ------------
         Total assets                           6,865,580,622    447,677,494    1,076,793,308    530,102,928    463,189,039
                                               --------------   ------------   --------------   ------------   ------------
LIABILITIES
   Payables:
      Administration, custody and transfer
         agent fees (Note 3)                           14,995         14,861           14,961         16,433         16,432
      Distributions fees (Note 3)                     103,400         54,700          197,266         63,568         48,371
      Dividends payable                             3,298,527        738,482        4,137,070        912,085      1,383,522
      Registration and filing fees                     35,319         14,550           40,837         10,474         15,453
      Shareholder services fee                        134,849         65,138          249,700         91,512         50,786
      Professional fees                                12,784         10,001           19,395         19,642         19,643
      Accrued expenses and other liabilities            2,157            633            8,617          8,773          8,773
                                               --------------   ------------   --------------   ------------   ------------
         Total liabilities                          3,602,031        898,365        4,667,846      1,122,487      1,542,980
                                               --------------   ------------   --------------   ------------   ------------
NET ASSETS                                     $6,861,978,591   $446,779,129   $1,072,125,462   $528,980,441   $461,646,059
                                               ==============   ============   ==============   ============   ============
NET ASSETS CONSIST OF:
   Paid in capital                             $6,861,982,883   $446,762,675   $1,071,894,398   $528,902,639   $461,592,103
   Accumulated net realized gain (loss)                (6,948)        12,161               --          8,735             --
   Undistributed net investment income                  2,656          4,293          231,064         69,067         53,956
                                               --------------   ------------   --------------   ------------   ------------
NET ASSETS                                     $6,861,978,591   $446,779,129   $1,072,125,462   $528,980,441   $461,646,059
                                               ==============   ============   ==============   ============   ============
TOTAL NET ASSETS
   Institutional Class                         $6,203,162,292   $146,569,407   $   63,189,604   $ 36,999,101   $207,900,760
                                               ==============   ============   ==============   ============   ============
   Investment Class                            $  658,816,299   $300,209,722   $1,008,935,858   $491,981,340   $253,745,299
                                               ==============   ============   ==============   ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   Institutional Class                          6,203,166,584    146,565,370       63,189,603     36,998,369    207,900,756
                                               ==============   ============   ==============   ============   ============
   Investment Class                               658,816,299    300,201,598    1,008,935,858    491,973,337    253,745,304
                                               ==============   ============   ==============   ============   ============
OFFERING, NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   Institutional Class                         $         1.00   $       1.00   $         1.00   $       1.00   $       1.00
                                               ==============   ============   ==============   ============   ============
   Investment Class                            $         1.00   $       1.00   $         1.00   $       1.00   $       1.00
                                               ==============   ============   ==============   ============   ============

                        See Notes to Financial Statements

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
                         PERIOD ENDED DECEMBER 31, 2007

                                                               TAX FREE        U.S.                        TREASURY
                                                  LIQUID         MONEY      GOVERNMENT      TREASURY         PLUS
                                                 RESERVES       MARKET     MONEY MARKET       MONEY      MONEY MARKET
                                                   FUND*         FUND*         FUND*      MARKET FUND*       FUND*
                                               ------------   ----------   ------------   ------------   ------------
INCOME
   Interest income allocated from Portfolio
      (Note 2)                                 $298,714,099   $4,669,177   $11,153,380     $2,511,898     $3,950,262
   Expenses allocated from Portfolio
      (Note 3)                                   (5,688,595)    (134,346)     (345,267)      (141,121)      (165,981)
                                               ------------   ----------   -----------     ----------     ----------
                                                293,025,504    4,534,831    10,808,113      2,370,777      3,784,281
                                               ------------   ----------   -----------     ----------     ----------
EXPENSES
   Administration and accounting fees
      (Note 3)                                       37,775       34,641         9,287          9,400          9,400
   Transfer agent fees (Note 3)                      37,614       30,250         9,007          9,116          9,115
   Professional fees                                 28,459       24,679        20,444         20,691         20,691
   Registration and filing fees                      92,332       14,550        40,837         10,474         15,453
   Distribution fees - Institutional Class
      (Note 3)                                    1,973,196       19,164            --             --             --
   Distribution fees - Investment Class
      (Note 3)                                      125,202       61,708       231,064         69,067         53,956
   Other expenses                                    45,654      162,066       592,216        187,379        149,605
                                               ------------   ----------   -----------     ----------     ----------
      Total Expenses                              2,340,232      347,058       902,855        306,127        258,220
   Less: Fee reimbursements by investment
      adviser (Note 3)                           (1,139,263)     (60,824)           --             --             --
                                               ------------   ----------   -----------     ----------     ----------
      Total Net Expenses                          1,200,969      286,234       902,855        306,127        258,220
                                               ------------   ----------   -----------     ----------     ----------
NET INVESTMENT INCOME                          $291,824,535   $4,248,597   $ 9,905,258     $2,064,650     $3,526,061
                                               ============   ==========   ===========     ==========     ==========
Net realized gain (loss) allocated from
   Portfolio on investments                          (6,948)      12,161            --          8,735             --
                                               ------------   ----------   -----------     ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                  $291,817,587   $4,260,758   $ 9,905,258     $2,073,385     $3,526,061
                                               ============   ==========   ===========     ==========     ==========

* The Fund's Institutional Class commenced operations on August 12, 2004, February 7, 2007, October 25, 2007, October 25, 2007 and October 24, 2007, respectively.

     The Fund's Investment Class commenced operations on October 15, 2007, October 12, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             TAX FREE     U.S. GOVERNMENT
                                                            LIQUID RESERVES FUND           MONEY MARKET     MONEY MARKET
                                                    -----------------------------------       FUND              FUND
                                                       YEAR ENDED         YEAR ENDED       PERIOD ENDED     PERIOD ENDED
                                                      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                          2007*              2006             2007*            2007*
                                                    ----------------   ----------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM:
OPERATIONS
   Net investment income                            $    291,824,535   $    225,775,863   $   4,248,597   $    9,905,258
   Net realized gain (loss) on investments                    (6,948)                --          12,161               --
                                                    ----------------   ----------------   -------------   --------------
      Net increase in net assets from operations         291,817,587        225,775,863       4,260,758        9,905,258
                                                    ----------------   ----------------   -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Institutional Class                                  (286,163,911)      (225,775,863)     (2,461,004)        (597,001)
   Investment Class                                       (5,660,624)                --      (1,787,593)      (9,308,257)
                                                    ----------------   ----------------   -------------   --------------
      Total dividends declared                          (291,824,535)      (225,775,863)     (4,248,597)      (9,905,258)
                                                    ----------------   ----------------   -------------   --------------
NET INCREASE (DECREASE) FROM CAPITAL SHARES
   TRANSACTIONS
INSTITUTIONAL CLASS
   Shares sold                                        13,393,848,853     16,772,257,102     237,226,991      123,692,944
   Reinvestment of distributions                         283,724,523        225,775,863       2,437,309           24,263
   Shares redeemed                                   (13,669,123,906)   (12,443,060,197)    (93,098,930)     (60,527,604)
                                                    ----------------   ----------------   -------------   --------------
      Net increase (decrease) from Institutional
         Class capital share transactions                  8,449,470      4,554,972,768     146,565,370       63,189,603
                                                    ----------------   ----------------   -------------   --------------
INVESTMENT CLASS
   Shares sold                                           912,175,069                 --     536,422,012    1,832,535,690
   Reinvestment of distributions                                  --                 --              --           30,706
   Shares redeemed                                      (253,358,770)                --    (236,220,414)    (823,630,537)
                                                    ----------------   ----------------   -------------   --------------
      Net increase (decrease) from Investment
         Class capital share transactions                658,816,299                 --     300,201,598    1,008,935,859
                                                    ----------------   ----------------   -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS                    667,258,821      4,554,972,768     446,779,129    1,072,125,462
NET ASSETS
   Beginning of period                                 6,194,719,770      1,639,747,002              --               --
                                                    ----------------   ----------------   -------------   --------------
   End of period                                    $  6,861,978,591   $  6,194,719,770   $ 446,779,129   $1,072,125,462
                                                    ================   ================   =============   ==============
Undistributed net investment income                 $          2,656   $          2,656   $       4,293   $      231,064
                                                    ================   ================   =============   ==============
CHANGE IN SHARES
INSTITUTIONAL CLASS
   Shares sold                                        13,393,848,853     16,772,257,102     237,226,991      123,692,944
   Reinvestment of distributions                         283,724,523        225,775,863       2,437,309           24,263
   Shares redeemed                                   (13,669,123,906)   (12,443,060,197)    (93,098,930)     (60,527,604)
                                                    ----------------   ----------------   -------------   --------------
      Net increase (decrease) in Institutional
         Class shares                                      8,449,470      4,554,972,768     146,565,370       63,189,603
                                                    ================   ================   =============   ==============
INVESTMENT CLASS
   Shares sold                                           912,175,069                 --     536,422,012    1,832,535,690
   Reinvestment of distributions                                  --                 --              --           30,706
   Shares redeemed                                      (253,358,770)                --    (236,220,414)    (823,630,537)
                                                    ----------------   ----------------   -------------   --------------
      Net increase (decrease) in Investment Class
         shares                                          658,816,299                 --     300,201,598    1,008,935,859
                                                    ================   ================   =============   ==============

* The Fund's Institutional Class commenced operations on August 12, 2004, February 7, 2007 and October 25, 2007, respectively.

     The Fund's Investment Class commenced operations on October 15, 2007, October 12, 2007 and October 17, 2007, respectively.

                        See Notes to Financial Statements

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                                                   TREASURY           TREASURY PLUS
                                                               MONEY MARKET FUND    MONEY MARKET FUND
                                                                 PERIOD ENDED         PERIOD ENDED
                                                              DECEMBER 31, 2007*   DECEMBER 31, 2007*
                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM:
OPERATIONS
   Net investment income                                        $   2,064,650        $   3,526,061
   Net realized gain (loss) on investments                              8,735                   --
                                                                -------------        -------------
      Net increase in net assets from operations                    2,073,385            3,526,061
                                                                -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
   Institutional Class                                               (183,308)          (1,620,933)
   Investment Class                                                (1,881,342)          (1,905,128)
                                                                -------------        -------------
      Total dividends declared                                     (2,064,650)          (3,526,061)
                                                                -------------        -------------
NET INCREASE (DECREASE) FROM CAPITAL SHARES TRANSACTIONS
INSTITUTIONAL CLASS
   Shares sold                                                     58,349,221          366,231,461
   Reinvestment of distributions                                      114,707              101,773
   Shares redeemed                                                (21,465,559)        (158,432,478)
                                                                -------------        -------------
      Net increase (decrease) from Institutional Class
         capital share transactions                                36,998,369          207,900,756
                                                                -------------        -------------
INVESTMENT CLASS
   Shares sold                                                    604,292,386          687,161,668
   Reinvestment of distributions                                           --                   --
   Shares redeemed                                               (112,319,049)        (433,416,365)
                                                                -------------        -------------
      Net increase (decrease) from Investment Class capital
         share transactions                                       491,973,337          253,745,303
                                                                -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                             528,980,441          461,646,059
NET ASSETS
   Beginning of period                                                     --                   --
                                                                -------------        -------------
   End of period                                                $ 528,980,441        $ 461,646,059
                                                                =============        =============
Undistributed net investment income                             $      69,067        $      53,956
                                                                =============        =============
CHANGE IN SHARES
INSTITUTIONAL CLASS
   Shares sold                                                     58,349,221          366,231,461
   Reinvestment of distributions                                      114,707              101,773
   Shares redeemed                                                (21,465,559)        (158,432,478)
                                                                -------------        -------------
      Net increase (decrease) in Institutional Class shares        36,998,369          207,900,756
                                                                =============        =============
INVESTMENT CLASS
   Shares sold                                                    604,292,386          687,161,668
   Reinvestment of distributions                                           --                   --
   Shares redeemed                                               (112,319,049)        (433,416,365)
                                                                -------------        -------------
      Net increase (decrease) in Investment Class shares          491,973,337          253,745,303
                                                                =============        =============

* The Fund's Institutional Class commenced operations on October 25, 2007 and October 24, 2007, respectively.

     The Fund's Investment Class commenced operations on October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below (A):




                              NET ASSET                                       DISTRIBUTIONS  NET ASSET
                                VALUE        NET     GAIN (LOSS)  TOTAL FROM     FROM NET      VALUE
                              BEGINNING  INVESTMENT       ON      INVESTMENT    INVESTMENT      END
PERIOD ENDED DECEMBER 31,     OF PERIOD    INCOME    INVESTMENTS  OPERATIONS      INCOME     OF PERIOD
-------------------------     ---------  ----------  -----------  ----------  -------------  ---------
LIQUID RESERVES
   INSTITUTIONAL CLASS
      2007                      1.0000     0.0516      0.0000*      0.0516       (0.0516)      1.0000
      2006                      1.0000     0.0496          --       0.0496       (0.0496)      1.0000
      2005                      1.0000     0.0315      0.0000*      0.0315       (0.0315)      1.0000
      2004**                    1.0000     0.0066          --       0.0066       (0.0066)      1.0000
   INVESTMENT CLASS
       2007**                   1.0000     0.0097          --       0.0097       (0.0097)      1.0000
TAX FREE MONEY MARKET
   INSTITUTIONAL CLASS
      2007**                    1.0000     0.0309      0.0000*      0.0309       (0.0309)      1.0000
   INVESTMENT CLASS
      2007**                    1.0000     0.0065      0.0000*      0.0065       (0.0065)      1.0000
U.S. GOVERNMENT MONEY MARKET
   INSTITUTIONAL CLASS
      2007**                    1.0000     0.0081          --       0.0081       (0.0081)      1.0000
   INVESTMENT CLASS
      2007**                    1.0000     0.0084          --       0.0084       (0.0084)      1.0000
TREASURY
   INSTITUTIONAL CLASS
      2007**                    1.0000     0.0058      0.0000*      0.0058       (0.0058)      1.0000
   INVESTMENT CLASS
      2007**                    1.0000     0.0053      0.0000*      0.0053       (0.0053)      1.0000
TREASURY PLUS
   INSTITUTIONAL CLASS
      2007**                    1.0000     0.0074          --       0.0074       (0.0074)      1.0000
   INVESTMENT CLASS
      2007**                    1.0000     0.0068          --       0.0068       (0.0068)      1.0000

                                          ANNUALIZED RATIOS TO AVERAGE
                                                   NET ASSETS/
                                                SUPPLEMENTAL DATA
                                         ------------------------------                      NET ASSETS
                                                                 NET         VOLUNTARY         END OF
                                TOTAL      GROSS      NET    INVESTMENT       EXPENSE          PERIOD
PERIOD ENDED DECEMBER 31,     RETURN(B)  EXPENSES  EXPENSES    INCOME    REIMBURSEMENT(C)  (000S OMITTED)
-------------------------     ---------  --------  --------  ----------  ----------------  --------------
LIQUID RESERVES
   INSTITUTIONAL CLASS
      2007                      5.28%    0.13%     0.11%       5.14%          0.02%           6,203,162
      2006                      5.07%    0.17%     0.12%       5.07%          0.03%           6,194,720
      2005                      3.19%    0.17%     0.14%       3.30%          0.01%           1,639,747
      2004**                    0.66%    0.23%***  0.15%***    1.67%***         --              381,638
   INVESTMENT CLASS
       2007**                   0.97%    0.45%***  0.45%***    4.52%***         --              658,816
TAX FREE MONEY MARKET
   INSTITUTIONAL CLASS
      2007**                    3.14%    0.25%***  0.16%***    3.39%***        0.03%            146,569
   INVESTMENT CLASS
      2007**                    0.65%    0.49%***  0.49%***    2.90%***         --              300,210
U.S. GOVERNMENT MONEY MARKET
   INSTITUTIONAL CLASS
      2007**                    0.82%    0.18%***  0.18%***    4.43%***         --               63,190
   INVESTMENT CLASS
      2007**                    0.84%    0.53%***  0.53%***    4.01%***         --            1,008,936
TREASURY
   INSTITUTIONAL CLASS
      2007**                    0.59%    0.28%***  0.28%***    3.16%***         --               36,999
   INVESTMENT CLASS
      2007**                    0.53%    0.63%***  0.63%***    2.77%***         --              491,981
TREASURY PLUS
   INSTITUTIONAL CLASS
      2007**                    0.74%    0.25%***  0.25%***    3.87%***         --              207,901
   INVESTMENT CLASS
      2007**                    0.68%    0.60%***  0.60%***    3.55%***         --              253,745

(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(B) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized.

     Results represent past performance and are not indicative of future results.

(C) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

*    Amount is less than $0.0001.

** The Fund's Institutional Class commenced operations on August 12, 2004, February 7, 2007, October 25, 2007, October 25, 2007 and October 24, 2007, respectively. The Fund's Investment Class commenced operations on October 15, 2007, October 12, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

***  Annualized.

                       See Notes to Financial Statements

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Tax Free Limited Duration Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market (the "Funds"). The Funds offer two classes of shares: Institutional Class and Investment Class. The Funds are authorized to issue an unlimited number of shares, with no par value.

The Funds' Institutional Class commenced operations as follows:

State Street Institutional Liquid Reserves Fund                August 12, 2004
State Street Institutional Tax Free Money Market Fund          February 7, 2007
State Street Institutional U.S. Government Money Market Fund   October 25, 2007
State Street Institutional Treasury Money Market Fund          October 25, 2007
State Street Institutional Treasury Plus Money Market Fund     October 24, 2007

The Funds' Investment Class commenced operations as follows:

State Street Institutional Liquid Reserves Fund                October 15, 2007
State Street Institutional Tax Free Money Market Fund          October 12, 2007
State Street Institutional U.S. Government Money Market Fund   October 17, 2007
State Street Institutional Treasury Money Market Fund          October 25, 2007
State Street Institutional Treasury Plus Money Market Fund     October 24, 2007

As of December 31, 2007, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Tax Free Limited Duration Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and were the only series of the Trust that had commenced operations.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

It is the policy of each Fund to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain stable net asset values per share.

The Funds invest all of their investable assets in interests in their respective Portfolios, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of the Funds' investment in their respective Portfolios reflects the Funds' proportionate interest in the net assets of their Portfolio (99.23% for State Street Institutional Liquid Reserves Fund, 100.00% for State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, at December 31, 2007). The performance of a Fund is directly affected by the performance of its respective Portfolios. The financial statements of the Portfolios, including their portfolios of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

FUND                                         RESPECTIVE PORTFOLIOS
----                                         ---------------------
State Street Institutional Liquid Reserves
   Fund                                      State Street Money Market Portfolio

State Street Institutional Tax Free
   Money Market Fund                         State Street Tax Free Money Market Portfolio

State Street Institutional U.S. Government
   Money Market Fund                         State Street U.S. Government Money Market Portfolio

State Street Institutional Treasury Money
   Market Fund                               State Street Treasury Money Market Portfolio

State Street Institutional Treasury Plus
   Money Market Fund                         State Street Treasury Plus Money Market Portfolio

An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of shareholders' investment at $1.00 per share, it is possible to lose money by investing in the funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - The Funds record their investment in their respective Portfolios at value. The valuation policies of the Portfolios are discussed in
Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of a Fund's pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of a Fund's pro-rata share of its respective Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for 12b-1 fees.

For the year ended December 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

                               INCREASE (DECREASE)

                                                                                  UNDISTRIBUTED
                                                                                 NET INVESTMENT
FUND                                                           PAID-IN CAPITAL    INCOME (LOSS)
----                                                           ---------------   --------------
State Street Institutional Tax Free Money Market Fund             $  (4,293)        $  4,293
State Street Institutional U.S. Government Money Market Fund      $(231,064)        $231,064
State Street Institutional Treasury Money Market Fund             $ (69,067)        $ 69,067
State Street Institutional Treasury Plus Money Market Fund        $ (53,956)        $ 53,956

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders from ordinary and tax exempt income during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                                       DECEMBER 31, 2007           DECEMBER 31, 2006
                                                   -------------------------   -------------------------
                                                                      TAX
                                                     ORDINARY       EXEMPT       ORDINARY     TAX EXEMPT
                                                      INCOME        INCOME        INCOME        INCOME
                                                   ------------   ----------   ------------   ----------
State Street Institutional Liquid Reserves Fund    $291,824,535           --   $225,775,863       --
State Street Institutional Tax Free Money
   Market Fund                                               --   $4,248,597             --       --
State Street Institutional U.S. Government
   Money Market Fund                               $  9,905,258           --             --       --
State Street Institutional Treasury Money Market
   Fund                                            $  2,064,650           --             --       --
State Street Institutional Treasury Plus Money
   Market Fund                                     $  3,526,061           --             --       --

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

At December 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED
                                         ORDINARY       TAX EXEMPT    CAPITAL LOSS
                                          INCOME          INCOME      CARRY FORWARD     TOTAL
                                      -------------   -------------   -------------   --------
State Street Institutional Liquid
   Reserves Fund                      $  2,656                --         $(6,948)     $ (4,292)
State Street Institutional Tax Free
   Money Market Fund                  $ 12,161            $4,293              --      $ 16,454
State Street Institutional U.S.
   Government Money Market
   Fund                               $231,064                --              --      $231,064
State Street Institutional Treasury
   Money Market Fund                  $ 77,802                --              --      $ 77,802
State Street Institutional Treasury
   Plus Money Market Fund             $ 53,956                                        $ 53,956

FEDERAL INCOME TAXES - Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At December 31, 2007, the State Street Institutional Liquid Reserves Fund had a capital loss carry forward in the amount of $6,948, all of which may be utilized to offset future net realized capital gains until expiration date of December 31, 2015.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 (or since inception, for Funds formed subsequent to 2004) through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Funds' financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

3. RELATED PARTY FEES

The Portfolios retain SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as their investment adviser. For such investment advisory services, the Portfolios pay SSgA FM a fee at the annual rate of 0.10% of their average daily net assets. The Funds have also retained SSgA FM to serve as their investment adviser, but pay no advisory fee to SSgA FM as long as the Funds invest substantially all of their assets in the Portfolios or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the State Street Institutional Liquid Reserves Fund (not including the pass-through expenses of its respective Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until November 1, 2008. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of its respective Portfolio) at 0.02% of the Fund's average daily net assets. This voluntary expense limitation may be revised or canceled at any time without notice. For the year ended December 31, 2007, SSgA FM reimbursed the Fund $1,139,263 under these agreements.

SSgA FM has contractually agreed to cap the total operating expenses of the Institutional Tax Free Money Market Fund (not including the pass-through expenses of its respective Portfolio) on an annual basis at 0.10% of the Fund's average daily net assets until November 1, 2008. For the year ended December 31, 2007, SSgA FM reimbursed the Fund $60,824 under this agreement.

State Street serves as the Funds' administrator and custodian. The Funds each pay State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Funds' Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds' shareholders. The Funds' Investment Class Shares, first offered in October 2007, made payments under the Rule 12b-1 Plan at an annual rate of 0.10% of average daily net assets.

Prior to October 2, 2007, the State Street Institutional Liquid Reserve Fund's and the State Street Institutional Tax Free Money Market Fund's Institutional Class Shares made payments under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. These Funds discontinued their Rule 12b-1 plan an October 2, 2007.

The Wealth Management Services department of State Street is among the financial intermediaries who may receive fees from the Funds under the Rule 12b-1 Plan. Until October 2, 2007, State Street Global Markets LLC, an affiliate company of State Street, was among the financial intermediaries which received fees from the State Street Institutional Liquid Reserve Fund and the State Street Institutional Tax Free Money Market Fund. For the year ended December 31, 2007, the table below shows 12b-1 fees received by Wealth Management Services and State Street Global Markets LLC:

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

                                           STATE STREET GLOBAL   WEALTH MANAGEMENT
                                               MARKETS LLC            SERVICES
                                           -------------------   -----------------
State Street Institutional Liquid
   Reserves Fund                                $1,973,196            $125,202
State Street Institutional Tax Free
   Money Market Fund                            $   19,164            $ 61,708
State Street Institutional U.S.
   Government Money Market Fund                         --            $231,064
State Street Institutional Treasury
   Money Market Fund                                    --            $ 69,067
State Street Institutional Treasury Plus
   Money Market Fund                                    --            $ 53,956

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Funds and believes the impact will be limited to expanded disclosures in the Funds' Financial Statements resulting from adoption of this pronouncement.

6. TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the Funds' distributions for its fiscal year ended December 31, 2007:

For the State Street Institutional Tax Free Money Market Fund for the year ended December 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Money Market Plus Fund (five of the funds constituting State Street Institutional Investment Trust) (the Funds) as of December 31, 2007, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund of State Street Institutional Investment Trust at December 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2008

STATE STREET INSTITUTIONAL INVESTMENT TRUST
DECEMBER 31, 2007

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on September 17, 2007 (the "September Meeting") to consider the approval of the investment advisory agreement (the "Advisory Agreement") for the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund (together, the "Treasury Funds"). The Board of Trustees of the Trust also met on November 29, 2007 (the "November Meeting") to consider the renewal of the Advisory Agreement for the State Street Institutional Liquid Reserves Fund and the State Street Institutional U.S. Government Money Market Fund (the "ILR Fund" and the "U.S. Government Fund", respectively, together, the "Money Market Funds" and collectively with the Treasury Funds, the "Funds"). In preparation for considering the Advisory Agreement, the Trustees had reviewed the initial approval materials provided at the September Meeting with respect to the Treasury Funds and the renewal materials provided at the November Meeting with respect to the Money Market Funds. The materials had been provided by the Adviser, which the Board had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreements, (ii) the investment performance of the ILR Fund, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser with respect to the Treasury Funds and the nature, extent and quality of the services currently provided with respect to the Money Market Funds, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the September and November Meetings. The Board reviewed the

DECEMBER 31, 2007

Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Funds, which are feeder money market funds in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Funds, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds' investments, in monitoring and securing the Funds' compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and further noting the assets under management of the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that they were satisfied with the experience, resources and strength of the Adviser in the management of money market products. As discussed more fully below, they also determined that the advisory fees for the Funds were fair and reasonable and the projected expenses with respect to the Treasury Funds were satisfactory and that, while the U.S. Government Fund had only recently commenced operations, the performance of the ILR Fund and its expense ratio were satisfactory. Noting the similarity of the Treasury Funds to an existing series of the Trust, the ILR Fund, the Trustees concluded that the nature and extent of the Adviser's services with respect to the Treasury Funds could be expected to be comparable to those provided for the ILR Fund and therefore appropriate, satisfactory and of high quality. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the Treasury Funds was appropriate. The Trustees also determined that the nature and extent of the services provided by the Adviser indirectly to the ILR Fund was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the ILR Fund, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the November Meeting indicated that the ILR Fund's performance had been above average for its Lipper peer group for the three-year, one-year and year-to-date periods ending September 30, 2007. They concluded that the performance of the ILR Fund was satisfactory.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, because the Treasury Funds had not commenced operations, profitability could not be analyzed during the September Meeting with respect to the Treasury Funds. The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust as a result of the Adviser's services provided to the Money Market Funds. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Money Market Funds individually, and on an aggregate basis, for the year ended June 30, 2007. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Money Market Funds had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fees excessive.

DECEMBER 31, 2007

In order better to evaluate the Funds' advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that each of the Funds' advisory fee was low compared to those of comparable funds. The Trustees also reviewed the estimated expense ratios of the Treasury Funds. The Board determined that the estimated expense ratios were reasonable in light of their peers. The Trustees found that the Money Market Funds' advisory fees were lower than the average for the peer group, while total expense ratios were lower than average for certain of the Money Market Funds' share classes and higher for others. The Trustees noted that the Adviser does not receive any advisory fees from the Funds so long as they invest substantially all of their assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the ILR Fund, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the ILR Fund during the past year. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian and the ILR Fund's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Funds' brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

At the September Meeting, the Trustees noted that, because the Treasury Funds had not yet commenced operations, there was no record of performance to review for each, no profitability to evaluate, and no occasion to consider economies of scale. At the November Meeting, the Board considered the extent to which economies of scale may be realized by the Money Market Funds as assets grow and whether the Money Market Funds' fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Money Market Funds by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreements are fair and reasonable and that it should be approved.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                   NUMBER OF
                                                                                 FUNDS IN FUND
    NAME, ADDRESS,       POSITION(S)  TERM OF OFFICE                                COMPLEX
   AND DATE OF BIRTH      HELD WITH    AND LENGTH OF     PRINCIPAL OCCUPATION     OVERSEEN BY        OTHER DIRECTORSHIPS
        ("DOB")             TRUST       TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE*           HELD BY TRUSTEE
-----------------------  -----------  --------------  -------------------------  -------------  ----------------------------
INDEPENDENT TRUSTEES

Michael F. Holland       Trustee and  Term:           Chairman, Holland &              22       Trustee, State Street Master
Holland & Company,       Chairman of  Indefinite      Company L.L.C.                            Funds; Director, the Holland
LLC                      the Board    Elected: 7/99   (investment adviser)                      Series Fund, Inc.; Director,
375 Park Avenue                                       (1995 - present).                         The China Fund, Inc.;
New York, NY 10152                                                                              Chairman and Trustee,
DOB: July 7, 1944                                                                               Scottish
                                                                                                Widows Investment
                                                                                                Partnership Trust; and
                                                                                                Director, Reaves Utility
                                                                                                Income Fund

William L. Boyan         Trustee      Term:           Trustee of Old Mutual            22       Trustee, State Street Master
State Street                          Indefinite      South Africa Master Trust                 Funds; and Trustee, Old
Institutional                         Elected: 7/99   (investments) (1995 -                     Mutual South Africa Master
Investment Trust                                      present); Chairman                        Trust
P.O. Box 5049                                         emeritus, Children's
Boston, MA 02206                                      Hospital (1984 -
DOB: January 20, 1937                                 present); Director,
                                                      Boston Plan For
                                                      Excellence (non-profit)
                                                      (1994 - present);
                                                      President and Chief
                                                      Operations Officer, John
                                                      Hancock Mutual Life
                                                      Insurance Company (1959 -
                                                      1999). Mr. Boyan retired
                                                      in 1999.

Rina K. Spence           Trustee      Term:           President of SpenceCare          22       Trustee, State Street Master
State Street                          Indefinite      International LLC (1998 -                 Funds; Director, Berkshire
Institutional                         Elected: 7/99   present); Member of the                   Life Insurance Company of
Investment Trust                                      Advisory Board, Ingenium                  America; and Director,
P.O. Box 5049                                         Corp. (technology                         IEmily.com
Boston, MA 02206                                      company) (2001 -
DOB: October 24, 1948                                 present); Chief Executive
                                                      Officer, IEmily.com
                                                      (internet company) (2000
                                                      - 2001); Chief Executive
                                                      Officer of Consensus
                                                      Pharmaceutical, Inc.
                                                      (1998 - 1999); Founder,
                                                      President and Chief
                                                      Executive Officer of
                                                      Spence Center for Women's
                                                      Health (1994 - 1998);
                                                      Trustee, Eastern
                                                      Enterprise (utilities)
                                                      (1988 - 2000).

Douglas T. Williams      Trustee      Term:           Executive Vice President         22       Trustee, State Street Master
State Street                          Inefinite       of Chase Manhattan Bank                   Funds
Institutional                         Elected: 7/99   (1987 - 1999). Mr.
Investment Trust                                      Williams retired in 1999.
P.O. Box 5049
Boston, MA 02206
DOB: December 23, 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Master Funds.

                                                                                   NUMBER OF
                                                                                 FUNDS IN FUND
    NAME, ADDRESS,       POSITION(S)  TERM OF OFFICE                                COMPLEX
   AND DATE OF BIRTH      HELD WITH    AND LENGTH OF     PRINCIPAL OCCUPATION     OVERSEEN BY        OTHER DIRECTORSHIPS
        ('DOB')             TRUST       TIME SERVED    DURING PAST FIVE YEARS*      TRUSTEE            HELD BY TRUSTEE
-----------------------  -----------  --------------  -------------------------  -------------  -----------------------------
INTERESTED TRUSTEES(1)

James E. Ross            Trustee/     Term:           President, SSgA Funds            22       Trustee, State Street
SSgA Funds               President    Indefinite      Management, Inc. (2005 -                  Master Funds; Trustee,
Management, Inc.                      Elected         present); Principal, SsgA                 SPDR(R) Series Trust;
State Street Financial                Trustee: 2/07   Funds Management, Inc.                    Trustee, SPDR(R) Index Shares
Center                                                (2001 - 2005); Senior                     Trust and Trustee, Select
One Lincoln Street                    Elected         Managing Director, State                  Sector SPDR(R) Trust
Boston, MA 02111-                     President:      Street Global Advisors
2900                                  4/05            (March 2006 - present);
DOB: June 24, 1965                                    Principal, State Street
                                                      Global Advisers (2000 -
                                                      2006).

OFFICERS:

Gary L. French           Treasurer    Term:           Senior Vice President of         --       --
State Street Bank and                 Indefinite      State Street Bank and
Trust Company                         Elected: 5/05   Trust Company (2002 -
2 Avenue de                                           present); Managing
Lafayette                                             Director, Deutsche Bank
Boston, MA 02111                                      (including its
DOB: July 4, 1951                                     predecessor, Scudder
                                                      Investments), Fund
                                                      Operations Unit (2001 -
                                                      2002); President, UAM
                                                      Fund Services (1995 -
                                                      2001).

Julie Piatelli           Interim      Term:           Principal and Senior             --       --
SSgA Funds               Chief        Indefinite      Compliance and Risk
Management, Inc.         Compliance   Elected: 7/07   Management Officer, SsgA
State Street Financial   Officer                      Funds Management, Inc.
Center                                                (2004 - present), Vice
One Lincoln Street                                    President State Street
Boston, MA 02111                                      Global Advisors (2004 -
DOB: August 5, 1967                                   present); Manager,
                                                      PricewaterhouseCoopers
                                                      LLP (1999-2004).

Nancy L. Conlin          Secretary    Term:           Vice President and               --       --
State Street Bank and                 Indefinite      Managing Counsel, State
Trust Company                         Elected: 9/07   Street Bank and Trust
2 Avenue de                                           Company (2007 - present);
Lafayette                                             General Counsel to
Boston, MA 02111                                      Plymouth Rock Companies
DOB: December 11, 1953                                (2004 - 2007); and U.S.
                                                      Chief Counsel to Sun Life
                                                      Financial (2002 - 2004).

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS and OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                            STATE STREET MASTER FUNDS

                                  ANNUAL REPORT

                                DECEMBER 31, 2007

                       STATE STREET MONEY MARKET PORTFOLIO

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATE STREET MASTER FUNDS

EXPENSE EXAMPLE

As a shareholder of the below listed Portfolios, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007* to December 31, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007

                                           BEGINNING           ENDING        EXPENSES PAID
                                         ACCOUNT VALUE     ACCOUNT VALUE         DURING
                                          JULY 1, 2007   DECEMBER 31, 2007      PERIOD*
                                         -------------   -----------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Money Market Portfolio                     $1,000.00         $1,025.90           $0.51
Tax Free Money Market Portfolio            $1,000.00         $1,017.50           $0.51
U.S. Government Money Market Portfolio     $1,000.00         $1,009.20           $0.29
Treasury Money Market Portfolio            $1,000.00         $1,006.10           $0.36
Treasury Plus Money Market Portfolio       $1,000.00         $1,007.50           $0.32

                                           BEGINNING           ENDING        EXPENSES PAID
                                         ACCOUNT VALUE     ACCOUNT VALUE         DURING
                                          JULY 1, 2007   DECEMBER 31, 2007      PERIOD*
                                         -------------   -----------------   -------------
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)
Money Market Portfolio                     $1,000.00         $1,024.70           $0.51
Tax Free Money Market Portfolio            $1,000.00         $1,024.70           $0.51
U.S. Government Money Market Portfolio     $1,000.00         $1,024.50           $0.71
Treasury Money Market Portfolio            $1,000.00         $1,024.25           $0.97
Treasury Plus Money Market Portfolio       $1,000.00         $1,024.35           $0.87

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2007 was as follows:

Money Market Portfolio                   0.10%
Tax Free Money Market Portfolio          0.10%
U.S. Government Money Market Portfolio   0.14%
Treasury Money Market Portfolio          0.19%
Treasury Plus Money Market Portfolio     0.17%

"Actual" expense information for the Portfolio is for the period from date of initial public investment to December 31, 2007. Actual expenses are equal to the annualized expense ratio of the Portfolio, multiplied by actual days in the period/365 (to reflect the period from initial public investment to December 31, 2007).

                                         DATE OF INITIAL PUBLIC INVESTMENT   ACTUAL DAYS
                                         ---------------------------------   -----------
U.S. Government Money Market Portfolio            October 17, 2007                76
Treasury Money Market Portfolio                   October 25, 2007                68
Treasury Plus Money Market Portfolio              October 24, 2007                69

"Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*               DECEMBER 31, 2007
----------------------               -----------------
Yankee Certificate of Deposit               36.2%
Repurchase Agreements                       20.2
Commercial Paper                            20.1
Certificate of Deposit                       8.7
Medium Term Note                             5.6
Bank Notes                                   4.7
U.S. Government Agency Obligations           2.0
Promissory Note                              1.2
Euro Certificate of Deposit                  0.7
Time Deposits                                0.0
Other assets less liabilities                0.6
                                          ------
Total                                     100.00%
                                          ======

MATURITY LADDER*   DECEMBER 31, 2007
----------------   -----------------
0-3 Days                   20.3%
4-90 Days                  55.8
90+ Days                   23.9
                          -----
Total                     100.0%
                          =====
Average maturity        38 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

                                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                        RATE        DATE         AMOUNT           COST+
---------------------------------                      --------   ----------   ------------   --------------
COMMERCIAL PAPER - 20.1%
BANK DOMESTIC - 3.5%
   Bank of America Corp.                                5.400%    01/15/2008   $125,000,000   $  124,737,500
   Bank of America Corp.                                4.705%    03/24/2008     60,000,000       59,349,141
   Bank of America Corp.                                4.665%    04/24/2008     60,000,000       59,113,650
                                                                                              --------------
                                                                                                 243,200,291
                                                                                              --------------
BANK FOREIGN - 12.3%
   Bank of Ireland(a)                                   4.820%    02/01/2008    234,500,000      233,526,695
   CBA (Delaware) Finance                               4.990%    02/29/2008    223,000,000      221,176,294
   Dexia Delaware LLC                                   5.040%    01/16/2008    150,000,000      149,685,000
   Societe Generale NY                                  4.860%    04/24/2008     50,000,000       49,230,500
   Westpac Banking Corp. NY                             4.970%    02/28/2008    200,000,000      198,398,555
                                                                                              --------------
                                                                                                 852,017,044
                                                                                              --------------
FINANCE CAPTIVE CONSUMER - 4.3%
   General Electric Capital Corp.                       5.170%    01/25/2008     50,000,000       49,827,667
   General Electric Capital Corp.                       5.150%    04/04/2008    175,000,000      172,646,736
   General Electric Capital Corp.                       4.620%    04/21/2008     75,000,000       73,931,625
                                                                                              --------------
                                                                                                 296,406,028
                                                                                              --------------
TOTAL COMMERCIAL PAPER                                                                         1,391,623,363
                                                                                              --------------
CERTIFICATES OF DEPOSIT - 8.7%
BANK DOMESTIC - 8.7%
   Chase Bank USA NA                                    4.700%    05/06/2008    100,000,000      100,000,000
   Chase Bank USA NA                                    5.150%    02/12/2008    200,000,000      200,000,000
   Citibank                                             4.760%    01/29/2008    200,000,000      200,000,000
   Citibank                                             4.900%    02/15/2008    100,000,000      100,000,000
                                                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                    600,000,000
                                                                                              --------------
YANKEE CERTIFICATES OF DEPOSIT - 36.2%
BANK FOREIGN - 36.2%
   Bank of Nova Scotia NY                               4.750%    02/08/2008    100,000,000      100,000,000
   Bank Scotland NY                                     4.720%    04/30/2008     50,000,000       50,000,000
   Bank Scotland NY                                     4.810%    04/28/2008    100,000,000      100,000,000
   Barclays Bank PLC                                    4.950%    06/13/2008    100,000,000      100,000,000
   Barclays Bank PLC                                    5.160%    02/19/2008    140,000,000      140,000,000
   Barclays Bank PLC                                    5.355%    01/22/2008     60,000,000       60,000,000
   Calyon NY                                            4.750%    03/26/2008    100,000,000      100,001,157
   Deutsche Bank NY                                     4.680%    04/01/2008     75,000,000       75,000,000
   Deutsche Bank NY(b)                                  5.025%    04/29/2008    200,000,000      200,000,000
   Dexia Bank NY                                        4.850%    01/08/2008    150,000,000      150,000,000
   HBOS Treasury Services NY(b)                         5.340%    01/18/2008    150,000,000      150,000,000
   ING Bank Amsterdam                                   5.170%    01/18/2008    100,000,000      100,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

                                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                        RATE        DATE         AMOUNT           COST+
---------------------------------                      --------   ----------   ------------   --------------
YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)
BANK FOREIGN (CONTINUED)
   Landesbank Baden-Wurtt NY                            5.020%    01/25/2008   $150,000,000   $  150,000,494
   Rabobank Nederland NY                                4.750%    02/08/2008    250,000,000      250,001,304
   Societe Generale NY(b)                               4.815%    03/26/2008     95,000,000       94,994,527
   Societe Generale NY                                  5.150%    02/29/2008    100,000,000      100,000,000
   Svenska Handelsbanken AB(a)(b)                       5.110%    01/17/2008    160,000,000      160,000,000
   UBS AG Stamford CT                                   5.095%    01/16/2008    125,000,000      125,000,000
   UBS AG Stamford CT                                   5.095%    02/19/2008    125,000,000      125,000,000
   Unicredito Italiano Spa NY                           5.355%    01/14/2008    175,000,000      175,000,307
                                                                                              --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                           2,504,997,789
                                                                                              --------------
EURO CERTIFICATES OF DEPOSIT - 0.7%
BANK FOREIGN - 0.7%
   Societe Generale                                     5.375%    04/14/2008     50,000,000       50,000,694
                                                                                              --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                50,000,694
                                                                                              --------------
BANK NOTES - 4.7%
BANK DOMESTIC - 1.4%
   Bank of America NA(a)                                5.090%    01/17/2008    100,000,000      100,000,000
                                                                                              --------------
                                                                                                 100,000,000
                                                                                              --------------
BANK FOREIGN - 3.3%
   BNP Paribas(a)(b)                                    4.895%    08/19/2008     25,000,000       25,000,000
   Lloyds TSB Group PLC(a)(b)                           5.222%    09/06/2008    100,000,000      100,000,000
   Svenska Handelsbanken(a)(b)                          4.922%    09/19/2008    100,000,000      100,000,000
                                                                                              --------------
                                                                                                 225,000,000
                                                                                              --------------
TOTAL BANK NOTES                                                                                 325,000,000
                                                                                              --------------
MEDIUM TERM NOTES - 5.6%
BANK DOMESTIC - 2.1%
   American Express Credit Corp.(b)                     4.949%    08/19/2008     20,000,000       20,000,000
   JPMorgan Chase & Co.(b)                              5.215%    09/02/2008     50,000,000       50,000,000
   Wells Fargo Company(b)                               4.596%    08/15/2008     50,000,000       50,000,000
   Wells Fargo Company(b)                               5.076%    09/17/2008     30,000,000       30,000,000
                                                                                              --------------
                                                                                                 150,000,000
                                                                                              --------------
BANK FOREIGN - 3.5%
   Alliance & Leicester PLC(a)(b)                       4.845%    08/29/2008     35,000,000       35,000,000
   Bank of Scotland PLC(a)(b)                           5.233%    09/08/2008     25,000,000       25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid(a)(b)    5.349%    08/12/2008     30,000,000       30,000,000
   National Australia Bank Ltd.(a)(b)                   5.240%    09/05/2008     20,000,000       20,000,000
   UniCredito Italiano Bank Ireland PLC(b)              5.048%    09/12/2008     15,000,000       15,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

                                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                        RATE        DATE         AMOUNT           COST+
---------------------------------                      --------   ----------   ------------   --------------
MEDIUM TERM NOTES (CONTINUED)
BANK FOREIGN (CONTINUED)
   Westpac Banking Corp.(a)(b)                          5.242%    09/05/2008   $100,000,000   $  100,000,000
   Westpac Banking Corp.(a)(b)                          5.018%    09/15/2008     15,000,000       15,000,000
                                                                                              --------------
                                                                                                 240,000,000
                                                                                              --------------
TOTAL MEDIUM TERM NOTES                                                                          390,000,000
                                                                                              --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
   Federal Home Loan Bank Discount Notes(c)             4.360%    01/24/2008     41,500,000       41,384,400
   Federal Home Loan Bank Discount Notes(c)             4.350%    01/30/2008    100,000,000       99,649,583
                                                                                              --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                         141,033,983
                                                                                              --------------
PROMISSORY NOTES - 1.2%
   Goldman Sachs Group, Inc.(b)(d)                      5.280%    01/15/2008     50,000,000       50,000,000
   Goldman Sachs Group, Inc.(b)(d)                      5.140%    01/25/2008     30,000,000       30,000,000
                                                                                              --------------
TOTAL PROMISSORY NOTES                                                                            80,000,000
                                                                                              --------------
REPURCHASE AGREEMENTS - 20.2%
   ABN AMRO Inc. Tri Party Repo, dated
      12/31/07 (collateralized by Corporate
      Notes, 4.800% - 7.875% due
      07/15/09 - 12/15/25 valued at
      $78,750,000); proceeds $75,019,167                4.600%    01/02/2008     75,000,000       75,000,000
   ABN AMRO Inc. Tri Party Repo, dated
      12/31/07 (collateralized by Federal
      National Mortgage Association,
      5.000% - 6.000% due 08/01/33 - 02/01/37
      and Federal Home Loan Mortgage
      Corporation 5.000% - 5.500%
      due 12/01/19 - 12/01/35 valued
      at $612,000,000); proceeds $600,158,333           4.750%    01/02/2008    600,000,000      600,000,000
   Bank of America Tri Party Repo, dated
      12/31/07 (collateralized by a Federal
      National Mortgage Association, 5.000%
      due 03/01/35 valued at $47,482,021);
      proceeds $46,563,026                              4.650%    01/02/2008     46,551,000       46,551,000
   Credit Suisse First Boston Tri Party
      Repo, dated 12/31/07 (collateralized by
      Corporate Notes, 6.850% - 10.250% due
      04/01/09 - 05/15/31 valued at
      $78,752,792); proceeds $75,019,167                4.600%    01/02/2008     75,000,000       75,000,000
   Deutsche Bank Tri Party Repo, dated
      12/31/07 (collateralized by Federal
      National Mortgage Association,
      4.500% - 7.000% due 03/01/19 - 12/01/37
      valued at $612,000,000);
      proceeds $600,158,333                             4.750%    01/02/2008    600,000,000      600,000,000
                                                                                              --------------
TOTAL REPURCHASE AGREEMENTS                                                                    1,396,551,000
                                                                                              --------------
TOTAL INVESTMENTS - 99.4%                                                                      6,879,206,829
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                                      39,056,199
                                                                                              --------------
NET ASSETS - 100.0%                                                                           $6,918,263,028
                                                                                              --------------

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2007.

(c)  Discount rate at time of purchase.

(d) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2007, these securities represented 1.2% of net assets.

+    See Note 2 to the Notes to Financial Statements.

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                         DECEMBER 31, 2007
----------------------                         -----------------
Health                                                28.4%
Education                                             17.4
General Obligations                                    8.3
Housing Revenue                                        7.9
Electric Power                                         7.6
Municipals                                             7.0
Public Agency                                          5.0
Utility                                                3.3
Other Revenue                                          3.1
Transportation                                         3.0
Water Revenue                                          2.6
Tax Revenue                                            2.2
Water & Sewer                                          1.6
Parking                                                1.3
Industrial Revenue/Pollution Control Revenue           0.7
Portfolio Revenue                                      0.4
Pre Refunded/Escrow to Maturity                        0.2
                                                     -----
Total                                                100.0%
                                                     =====

MATURITY LADDER    DECEMBER 31, 2007
---------------    -----------------
0-3 Days                  92.3%
4-90 Days                  7.7%
90+ Days                   0.0
                         -----
Total                    100.0%
                         =====
Average maturity            15

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                   DATE
                                            PRINCIPAL    RATE       OF          VALUE
                                              AMOUNT       %     MATURITY         $
                                            ----------   ----   ----------   ----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 111.0%
ALABAMA - 3.1%
County of Jefferson Alabama Limited
   Obligation Revenue Bonds,
   Series 1757 T, INS: FSA-CR, LIQ: JP
   Morgan Chase Bank(a)                      5,000,000   3.50   07/01/2012    5,000,000
Jefferson County Alabama Sewer Revenue
   Bonds, Capital Improvement Waters,
   Series A, INS: FGIC, SPA: JP Morgan
   Chase Bank(a)                             3,500,000   3.43   02/01/2042    3,500,000
Montgomery Alabama Waterworks &
   Sanitary Sewer Board Revenue Bonds,
   Series 881, INS: FSA, LIQ: JP
   Morgan Chase Bank(a)                      5,245,000   3.51   03/01/2013    5,245,000
                                                                             ----------
                                                                             13,745,000
                                                                             ----------
ALASKA - 4.1%
Alaska State Housing Finance Corp
   Revenue Bonds, Series B, INS: MBIA
   GO of Corp(a)                            18,525,000   3.44   12/01/2030   18,525,000
                                                                             ----------
CALIFORNIA - 2.7%
Bay Area Toll Authority California
   Revenue Bonds, San Francisco Bay
   Area, Class C, INS: AMBAC(a)              4,800,000   3.22   04/01/2045    4,800,000
Metropolitan Water District of Southern
   California Waterworks Revenue Bonds,
   Series A, SPA: Landesbank
   Baden-Wuerttemberg(a)                     2,165,000   3.30   07/01/2025    2,165,000
Northern California Gas Authority No 1
   Gas Project Revenue Bonds, ROCs RR II
   Series R-11124, LIQ:
   FAC-Citibank N.A.(a)                      5,000,000   3.48   07/01/2017    5,000,000
                                                                             ----------
                                                                             11,965,000
                                                                             ----------
COLORADO - 14.5%
City of Colorado Springs Colorado
   Utilities Revenue Bonds, Sub Lien
   Improvement, Series A, SPA: Dexia
   Credit Local(a)                          15,000,000   3.42   11/01/2025   15,000,000
Colorado State Education Loan Program,
   Tax & Revenue Anticipation Notes,
   Series B                                 15,000,000   3.25   08/05/2008   15,030,427
Denver City & County Colorado
   Certificate Participation, Wellington,
   Series E WEB-C1, INS: AMBAC, SPA:
   JP Morgan Chase Bank(a)                  10,600,000   3.40   12/01/2029   10,600,000
Southern Ute Indian Tribe of Southern
   Ute Indian Reservation Revenue
   Bonds(a)                                  8,200,000   3.43   11/01/2031    8,200,000

                       See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                   DATE
                                            PRINCIPAL    RATE       OF          VALUE
                                              AMOUNT       %     MATURITY         $
                                            ----------   ----   ----------   ----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS
   (CONTINUED)
COLORADO (CONTINUED)
University of Colorado Hospital
   Authority Revenue Bonds, Series A,
   INS: AMBAC, SPA: JP Morgan Chase
   Bank(a)                                  16,085,000   3.47   11/15/2031   16,085,000
                                                                             ----------
                                                                             64,915,427
                                                                             ----------
CONNECTICUT - 2.4%
Connecticut State Health &
   Educational Facility Authority Revenue
   Bonds, Yale University,
   Series U2(a)                             10,500,000   3.30   07/01/2033   10,500,000
                                                                             ----------
DELAWARE - 2.1%
Delaware State EDA Revenue Bonds,
   Hospital Billing & Collection,
   Series B, LOC: JP Morgan Chase
   Bank(a)                                   8,000,000   3.40   12/01/2015    8,000,000
Delaware State EDA, Hospital Billing,
   Series A, LOC: JP Morgan Chase
   Bank(a)                                   1,500,000   3.40   12/01/2015    1,500,000
                                                                             ----------
                                                                              9,500,000
                                                                             ----------
FLORIDA - 6.0%
County of Santa Rosa Florida Health
   Facility Authority Revenue Bonds,
   Baptist Hospital, Inc., LOC: Bank of
   American N.A.(a)                         10,000,000   3.48   10/01/2021   10,000,000
Florida State Board of Education,
   Capital Outlay, Series A, GO              1,075,000   5.25   01/01/2009    1,085,750
JEA Florida Water & Sewer Systems
   Revenue Bonds, Series B, INS: XLCA,
   SPA: Fortis Bank SA/NV(a)                 1,500,000   3.40   10/01/2041    1,500,000
Orange County Florida Industrial
   Development Authority Revenue Bonds,
   Lake Highland School, Inc., LOC: Bank
   of America N.A.(a)                        9,000,000   3.48   08/01/2032    9,000,000
Orlando Florida Utilities Commission
   Water & Electric Revenue Bonds,
   Series B, SPA: Suntrust
   Bank(a)                                   5,400,000   3.47   10/01/2022    5,400,000
                                                                             ----------
                                                                             26,985,750
                                                                             ----------

                       See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                   DATE
                                            PRINCIPAL    RATE       OF          VALUE
                                              AMOUNT       %     MATURITY         $
                                            ----------   ----   ----------   ----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS
   (CONTINUED)
GEORGIA - 7.0%
Dalton Georgia Development Authority
   Revenue Bonds, Hamilton Health Systems
   Project, Class B, LOC: Bank of
   America N.A.(a)                           7,350,000   3.48   08/15/2033    7,350,000
Fulton DeKalb Georgia Hospital Authority
   Revenue Bonds, INS: FSA                   2,900,000   5.00   01/01/2008    2,900,000
Municipal Electric Authority Georgia,
   Gen C Rmkt, INS: GO of Participants,
   LOC: Bayerische Landesbank(a)             1,500,000   3.40   03/01/2020    1,500,000
Municipal Electric Authority of Georgia
   Revenue Bonds, PJ One SUB D RMKT, INS:
   FSA, SPA: Dexia Credit Local(a)           7,800,000   3.40   01/01/2022    7,800,000
Roswell Georgia Housing Authority
   Multifamily Revenue Bonds, Chambrel
   Roswell, INS: Fannie Mae, LIQ: Fannie
   Mae(a)                                   11,980,000   3.46   11/15/2032   11,980,000
                                                                             ----------
                                                                             31,530,000
                                                                             ----------
ILLINOIS - 11.7%
Bloomington Illinois Normal Airport
   Authority, GO, SPA: Bank One
   N.A.(a)                                   3,815,000   3.46   01/01/2023    3,815,000
Chicago Illinois Board of Education,
   Series C, GO, INS: FSA, SPA: Dexia
   Public Finance(a)                         1,950,000   3.48   03/01/2032    1,950,000
City of Chicago Illinois, Neighborhoods
   Alive 21, Class B, INS: MBIA, SPA:
   Depfa Bank PLC(a)                         5,000,000   3.42   01/01/2037    5,000,000
Illinois Development Finance Authority
   Revenue Bonds, Chicago Educational TV
   Assignment, Series A, LOC: Lasalle
   Bank N.A.(a)                              1,900,000   3.40   11/01/2014    1,900,000
Illinois Development Finance Authority
   Revenue Bonds, Chicago Symphony PJ,
   INS: GO of Corp, LOC: Bank One
   N.A.(a)                                   8,500,000   3.43   12/01/2033    8,500,000
Illinois Development Finance Authority
   Revenue Bonds, Evanston Northwestern,
   Class C, SPA: Bank One
   N.A.(a)                                     975,000   3.43   05/01/2008      975,000
Illinois Development Finance Authority
   Revenue Bonds, World Communications,
   Inc., LOC: Lasalle Bank N.A.(a)           1,500,000   3.40   08/01/2015    1,500,000
Illinois Finance Authority Revenue
   Bonds, Northwestern Member Hospital,
   Series B-1, SPA: Bank of Nova
   Scotia(a)                                 6,000,000   3.75   08/15/2038    6,000,000

                       See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                       DATE
                                                 PRINCIPAL   RATE       OF          VALUE
                                                  AMOUNT       %     MATURITY         $
                                                ----------   ----   ----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

ILLINOIS (CONTINUED)

Lake County Illinois Warren Township
   High School District No 121-Gurnee,
   ROCS RR II R 2157, GO, INS: FGIC, LIQ:
   Citigroup Financial(a)                        9,500,000   3.55   03/01/2024      9,500,000
University of Illinois Revenue Bonds,
   UIC South Campus PJ, Class A, INS:
   FGIC, SPA: Dexia Credit Local(a)             13,400,000   3.40   01/15/2022     13,400,000
                                                                                 ------------
                                                                                   52,540,000
                                                                                 ------------
INDIANA - 1.9%
Delaware County Hospital Authority
   Revenue Bonds, Cardinal Health Systems
   Obligation, INS: AMBAC, LIQ: FAC-Bank
  One Indiana(a)                                 4,200,000   3.43   08/01/2018      4,200,000
Indiana State Development Finance
   Authority Revenue Bonds, Educational
   Facilities, Indiana Historical Society,
   LOC: Bank One Indiana N.A.(a)                 4,200,000   3.43   08/01/2031      4,200,000
                                                                                 ------------
                                                                                    8,400,000
                                                                                 ------------
LOUISIANA - 2.9%
Louisiana Local Government Environmental
   Facilities & Community Development
   Authority Revenue Bonds, Shreveport
   Utilities Systems Project, INS: FSA
   Municipal Government GTD, SPA: JP
   Morgan Chase Bank(a)                         11,500,000   3.43   10/01/2026     11,500,000
Louisiana State Offshore Terminal
   Authority Deep Water Port Revenue Bond,
   Series B, LOC: Bank One N.A.(a)               1,500,000   3.40   09/01/2014      1,500,000
                                                                                 ------------
                                                                                   13,000,000
                                                                                 ------------
MARYLAND - 4.8%
Anne Arundel County Medical, GO                  1,270,000   6.00   02/01/2008      1,272,434
Maryland State Health & Higher
   Educational Facilities Authority
   Revenue Bonds, University of Maryland
   Medical System, Class A, LOC:
   Wachovia Bank N.A.(a)                        20,000,000   3.42   07/01/2034     20,000,000
                                                                                 ------------
                                                                                   21,272,434
                                                                                 ------------

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                       DATE
                                                 PRINCIPAL   RATE       OF          VALUE
                                                  AMOUNT       %     MATURITY         $
                                                ----------   ----   ----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

MASSACHUSETTS - 4.2%
Massachusetts State Health &
   Educational Facilities Authority
   Revenue Bonds, Partner Healthcare
   System, Series D-3, INS: GO
   of Institution, SPA: JP Morgan Chase
   Bank(a)                                      18,545,000   3.40   07/01/2038     18,545,000
Massachusetts State HEFA Revenue Bonds,
   Wellesley College, Series G, LIQ:
   Wellesley College(a)                            400,000   3.50   07/01/2039        400,000
                                                                                 ------------
                                                                                   18,945,000
                                                                                 ------------
MICHIGAN - 0.6%
Michigan Municipal Bond Authority
   Revenue Bonds, PUTTERS, Series 286,
   LIQ: FAC- JP Morgan Chase(a)                  2,600,000   3.51   10/01/2021      2,600,000
                                                                                 ------------
MINNESOTA - 1.6%
Southern Minnesota Municipal Power
   Agency Power Supply Systems Revenue
   Bonds, ROCS RR II,
   Series R-10021Z, INS: MBIA,
   LIQ: FAC- Citigroup Financial(a)              4,800,000   3.51   01/01/2027      4,800,000
State of Minnesota, GO                           2,490,000   5.00   08/01/2008      2,512,422
                                                                                 ------------
                                                                                    7,312,422
                                                                                 ------------
MISSOURI - 0.5%
Missouri State HEFA Revenue Bonds, BJC
   Health System, Series B(a)                    2,000,000   3.75   05/15/2034      2,000,000
                                                                                 ------------
NEW JERSEY - 0.4%
Essex County New Jersey Improvement
   Authority Revenue Bonds, Pooled
   Governmental Loan Program, LOC: First
   Union National Bank(a)                        1,700,000   3.43   07/01/2026      1,700,000
                                                                                 ------------
NEW YORK - 6.0%
City of New York NY, Subseries J2-RMKT,
   LOC: Westdeutsche Landesbank(a)               9,300,000   3.31   02/15/2016      9,300,000
Metropolitan Transportation Authority
   Revenue Bonds, Series 2389, INS:
   AMBAC, LIQ: JP Morgan Chase(a)                6,000,000   3.47   05/15/2013      6,000,000
Nassau County New York Industrial
   Development Agency Revenue Bonds, Cold
   Spring Harbor, SPA: Morgan Guaranty
   Trust(a)                                        600,000   3.73   01/01/2034        600,000

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                       DATE
                                                 PRINCIPAL   RATE       OF          VALUE
                                                  AMOUNT       %     MATURITY         $
                                                ----------   ----   ----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

NEW YORK (CONTINUED)
New York State Local Government Assistant
   Corp., Sub Lien, Series 3V, INS: FGIC GO
   of Corp., SPA: Bandesbank
   Baden-Wuerttemberg(a)                         1,000,000   3.33   04/01/2022      1,000,000
Suffolk County New York Industrial
   Development Agency Revenue Bonds, Touro
   College Project, LOC: JP Morgan Chase
   Bank(a)                                      10,000,000   3.35   06/01/2037     10,000,000
                                                                                 ------------
                                                                                   26,900,000
                                                                                 ------------
NORTH CAROLINA - 5.6%
Charlotte North Carolina COPS,
   Governmental Facilities, Series F,
   SPA: Bank of America N.A.(a)                  2,000,000   3.48   06/01/2033      2,000,000
Charlotte-Mecklenburg Hospital Authority
   North Carolina Health Care System
   Revenue Bonds, Carolinas, Series L,
   INS: AMBAC, SPA: Bayerische Landesbank(a)    11,065,000   3.45   01/15/2036     11,065,000
City of Winston-Salem North Carolina
   Water and Sewer Systems Revenue Bonds,
   Series C, SPA: Dexia Credit Local(a)          2,000,000   3.48   06/01/2028      2,000,000
North Carolina Eastern Municipal Power
   Agency Revenue Bonds, Series A,
   INS: MBIA, SPA: Wachovia Bank(a)              9,900,000   3.46   01/01/2024      9,900,000
                                                                                 ------------
                                                                                   24,965,000
                                                                                 ------------
OHIO - 6.8%
Butler County Ohio Healthcare Facilities
   Revenue Bonds, IMPT-Lifesphere
   Project, LOC: U.S. Bank NA(a)                 1,400,000   3.42   05/01/2027      1,400,000
City of Columbus Ohio, SAN Sewer,
   Series 1, GO Unlimited(a)                       500,000   3.33   12/01/2026        500,000
Cleveland Cuyahoga County Ohio Port
   Authority Revenue Bonds, Carnegie/89TH
   Garage Project, LOC: JPMorgan Chase
   Bank(a)                                       6,000,000   3.43   01/01/2037      6,000,000
Cleveland Cuyahoga County Ohio Port
   Authority Revenue Bonds, Euclid/93rd
   Garage Office, LOC: Fifth Third Bank(a)       1,030,000   3.43   01/01/2034      1,030,000
Cuyahoga County Ohio Revenue Bonds,
   Cleveland Clinic, Subseries B1, SPA: JP
   Morgan Chase Bank(a)                          2,700,000   3.75   01/01/2039      2,700,000

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                       DATE
                                                 PRINCIPAL   RATE       OF          VALUE
                                                  AMOUNT       %     MATURITY         $
                                                ----------   ----   ----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

OHIO (CONTINUED)
Franklin County Ohio Hospital Revenue Bonds,
   Childrens Hospital, Series A, INS: FGIC,
   SPA: National City Bank(a)                    4,225,000   3.43   05/01/2031      4,225,000
Montgomery County Ohio Revenue Bonds,
   Catholic Health Initiatives, Series B-2(a)   11,200,000   3.40   04/01/2037     11,200,000
Ohio State University General Receipts,
   Series B(a)                                   3,500,000   3.37   06/01/2035      3,500,000
                                                                                 ------------
                                                                                   30,555,000
                                                                                 ------------
OKLAHOMA - 0.5%
Oklahoma State Industries Authority Revenue
   Bonds, Integris Baptist, Series B,
   INS: MBIA, SPA: JP Morgan Chase Bank(a)       2,130,000   3.75   08/15/2029      2,130,000
                                                                                 ------------
OREGON - 0.3%
Oregon State, Series 73 G, SPA: JP
   Morgan Chase Bank(a)                          1,500,000   3.40   12/01/2018      1,500,000
                                                                                 ------------
PENNSYLVANIA - 3.3%
City of Philadelphia Pennsylvania Gas
   Works Revenue Bonds, Series B, INS: FSA       1,000,000   5.00   07/01/2028      1,011,472
City of Philadelphia Pennsylvania Gas
   Works Revenue Bonds, Sixth Series, INS:
   FSA(a)                                        2,000,000   3.42   08/01/2031      2,000,000
Commonwealth of Pennsylvania, Second
   Series, GO                                    3,320,000   5.50   06/01/2008      3,348,008
Erie Pennsylvania Water Authority
   Revenue Bonds, Series A, INS: FSA,
   SPA: JP Morgan Chase Bank(a)                  1,000,000   3.42   12/01/2010      1,000,000
Pennsylvania State Turnpike Commission
   Turnpike Revenue Bonds, Series A-2,
   SPA: Landesbank Baden-Wuerttemberg(a)         1,400,000   3.40   12/01/2030      1,400,000
Philadelphia Pennsylvania Authority for
   IDR, Fox Chase Cancer Center,
   Series A, LOC: Citizens Bank of PA(a)         1,900,000   3.75   07/01/2031      1,900,000
Washington County Pennsylvania Authority
   Revenue Bonds, University of
   Pennsylvania(a)                               4,000,000   3.33   07/01/2034      4,000,000
                                                                                 ------------
                                                                                   14,659,480
                                                                                 ------------

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                       DATE
                                                 PRINCIPAL   RATE       OF          VALUE
                                                  AMOUNT       %     MATURITY         $
                                                ----------   ----   ----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)

PUERTO RICO - 3.0%
Puerto Rico Commonwealth Infrastructure
   Financing Authority Special Tax Revenue
   Bonds, ROCS RR II R-11248, INS: AMBAC,
   LIQ: Citibank N.A.(a)                         9,000,000   3.47   07/01/2024      9,000,000
Puerto Rico Electric Power Authority
   Power Revenue Bonds, PUTTERS,
   Series 268, INS: FSA, LIQ: JP
   Morgan Chase Bank(a)                          4,595,000   3.44   07/01/2029      4,595,000
                                                                                 ------------
                                                                                   13,595,000
                                                                                 ------------
SOUTH CAROLINA - 3.7%
Greenville County South Carolina School
   District Installment Revenue Bonds, Stars
   2007-048, LIQ: BNP Paribas(a)                 7,395,000   3.48   12/01/2024      7,395,000
South Carolina Transportation
   Infrastructure Bank Revenue Bonds,
   Series 1283, INS: AMBAC, LIQ: JP
   Morgan Chase Bank(a)                          9,050,000   3.54   04/01/2012      9,050,000
                                                                                 ------------
                                                                                   16,445,000
                                                                                 ------------
TEXAS - 6.5%
Austin County Texas Industrial
   Development Corp Revenue Bonds, Justin
   Industries, Inc. Project, LOC: Bank One
   N.A.(a)                                       3,500,000   3.48   12/01/2014      3,500,000
City of Arlington Texas Special
   Obligations Revenue Bonds, Tax-Dallas
   Cowboys, Class B, INS: MBIA, SPA:
   Depfa Bank PLC(a)                             1,400,000   3.43   08/15/2035      1,400,000
City of San Antonio Texas Water
   Revenue Bonds, Securities
   Trust Receipts-SGB 66, INS: FGIC,
   LIQ: Societe Generale(a)                      7,100,000   3.54   05/15/2037      7,100,000
Denton Texas Independent School
   District, School Building,
   Series B, INS: PSF-GTD,
   SPA: Bank of America N.A.(a)                  1,000,000   3.43   08/01/2023      1,000,000
Harris County Texas, GO                          2,215,000   5.00   10/01/2008      2,240,176
Splendora Texas Higher Education
   Facilities Corporate Revenue Bonds,
   Fellowship Christian Project,
   LOC: Bank America N.A.(a)                     7,500,000   3.48   01/01/2017      7,500,000
State of Texas, Public Finance
   Authority, Series B, GO                       1,040,000   4.00   10/01/2008      1,046,060
State of Texas, Tax & Revenue
   Anticipation Notes, GO Limited Notes          3,000,000   4.50   08/28/2008      3,015,563

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                       DATE
                                                 PRINCIPAL   RATE       OF          VALUE
                                                  AMOUNT       %     MATURITY         $
                                                ----------   ----   ----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
TEXAS (CONTINUED)
Texas State Transportation Commission
   Revenue Bonds, First Tier                     1,500,000   5.00   04/01/2008      1,505,865
University of Texas, University Revenue
   Bonds, Financing Systems, Series A(a)           700,000   3.40   08/15/2013        700,000
                                                                                 ------------
                                                                                   29,007,664
                                                                                 ------------
UTAH - 1.0%
Murray City Utah Hospital Revenue Bonds, IHC
   Health Services, Inc., Series A,
   INS: J.P. Morgan Securities(a)                1,500,000   3.42   05/15/2036      1,500,000
Nebo Utah School District, School Building,
   GO, INS: School Building Guaranty             3,125,000   4.50   07/01/2008      3,137,797
                                                                                 ------------
                                                                                    4,637,797
                                                                                 ------------
WASHINGTON - 3.8%
Energy Northwest Washington Electric Revenue
   Bonds, Project Number 3, Series E,
   LOC: JP Morgan Chase Bank(a)                  3,600,000   3.40   07/01/2017      3,600,000
King County Washington, Series 1184, GO
   Limited, INS: FGIC,
   LIQ: JP Morgan Chase Bank(a)                  3,100,000   3.54   01/01/2013      3,100,000
Port Vancouver Washington Revenue Bonds,
   United Grain Corporation, Series 84A,
   LOC: Bank of America N.A.(a)                  2,000,000   3.48   12/01/2009      2,000,000
Seattle Washington Water Systems Revenue
   Bonds, Series A,
   LOC: Bayerische Landesbank(a)                   400,000   3.40   03/01/2032        400,000
Washington State Higher Education
   Facilities Authority Revenue Bonds,
   Whitman College Project,
   SPA: JP Morgan Chase Bank(a)                  8,000,000   3.43   10/01/2029      8,000,000
                                                                                 ------------
                                                                                   17,100,000
                                                                                 ------------
Total Short-Term Tax-Exempt Obligations                                           496,930,974
                                                                                 ------------
TOTAL INVESTMENTS - 111.0%                                                        496,930,974
LIABILITIES IN EXCESS OF ASSETS - (11.0)%                                         (49,252,469)
                                                                                 ------------
NET ASSETS - 100.0%                                                              $447,678,505
                                                                                 ============

(a) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2007.

                        See Notes to Financial Statements

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
COPs      Certificates of Participation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
HEFA      Health and Education Facilities Authority
INS       Insured
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PSF       Permanent School Fund
PUTTERs   Puttable Tax Exempt Receipts
ROCs      Reset Option Certificates
SPA       Standby Purchase Agreement

                        See Notes to Financial Statements

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         DECEMBER 31, 2007
----------------------                                         -----------------
U.S. Government Securities                                            72.3%
Repurchase Agreements                                                 27.7
Liabilities less cash and other assets                                 0.0
                                                                     -----
Total                                                                100.0%
                                                                     =====

MATURITY LADDER                                                DECEMBER 31, 2007
---------------                                                -----------------
0-3 Days                                                                0%
4-90 Days                                                           100.0
90+ Days                                                              0.0
                                                                    -----
Total                                                               100.0%
                                                                    =====
Average maturity                                                       34

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

                        See Notes to Financial Statements

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

NAME OF ISSUER                                INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                              RATE        DATE         AMOUNT         COST
------------------                            --------   ----------   -----------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.3%
   Fannie Mae Discount Notes(a)                4.655%    01/16/2008   $25,000,000   $ 24,954,743
   Fannie Mae Discount Notes(a)                4.340%    02/13/2008    10,000,000      9,949,367
   Fannie Mae Discount Notes(a)                4.220%    02/15/2008    65,000,000     64,664,745
   Fannie Mae Discount Notes(a)                4.210%    02/29/2008    80,000,000     79,457,378
   Fannie Mae Discount Notes(a)                4.185%    03/05/2008    60,000,000     59,560,575
   Fannie Mae Discount Notes(a)                4.270%    03/19/2008    20,000,000     19,817,339
   Federal Home Loan Bank Discount Notes(a)    4.375%    01/18/2008    45,000,000     44,912,500
   Federal Home Loan Bank Discount Notes(a)    4.350%    02/01/2008    75,000,000     74,728,125
   Federal Home Loan Bank Discount Notes(a)    4.185%    03/05/2008    60,000,000     59,560,575
   Federal Home Loan Bank Discount Notes(a)    4.265%    03/19/2008    35,000,000     34,680,717
   Federal Home Loan Bank Discount Notes(a)    4.270%    03/19/2008     5,000,000      4,954,335
   Federal Home Loan Bank System +             4.680%    11/07/2008    65,000,000     65,000,000
   Freddie Mac +                               4.715%    03/26/2008    25,000,000     25,001,162
   Freddie Mac Discount Notes(a)               4.270%    01/29/2008    60,000,000     59,807,850
   Freddie Mac Discount Notes(a)               4.340%    02/04/2008    50,000,000     49,801,083
   Freddie Mac Discount Notes(a)               4.210%    02/19/2008    60,000,000     59,663,200
   Freddie Mac Discount Notes(a)               4.170%    03/10/2008    42,000,000     41,669,180
                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                             778,182,874
                                                                                    ------------
REPURCHASE AGREEMENTS - 27.7%
   ABN AMRO Inc. Tri Party Repo, dated
   12/31/07 (collateralized by Federal
   National Mortgage Association, 0.000% -
   5.125% due 02/12/08 - 2/28/08
   valued at $30,600,960); proceeds
   $30,007,083                                 4.250%    01/02/2008    30,000,000     30,000,000
Bank of America Tri Party Repo, dated
   12/31/07 (collateralized by a Federal
   Home Loan Mortgage Corporation, 5.870%
   due 08/21/17 valued at $30,600,401);
   proceeds $30,007,167                        4.300%    01/02/2008    30,000,000     30,000,000
Citigroup Tri Party Repo, dated
   12/31/07 (collateralized by a Federal
   National Mortgage Association, 5.600%
   due 02/01/17 valued at $30,600,441);
   proceeds $30,006,833                        4.100%    01/02/2008    30,000,000     30,000,000
Credit Suisse First Boston Tri Party
   Repo, dated 12/31/07 (collateralized by
   a Federal Home Loan Mortgage
   Corporation, 6.000% due 03/02/22 valued
   at $30,602,057); proceeds $30,007,083       4.250%    01/02/2008    30,000,000     30,000,000
Deutsche Tri Party Repo, dated 12/31/07
   (collateralized by a Federal Home Loan
   Mortgage Corporation, 5.375% due
   01/09/14 and a Federal National
   Mortgage Association, 6.000% due
   02/28/17 valued at $59,525,402);
   proceeds $58,371,455                        4.150%    01/02/2008    58,358,000     58,358,000
 HSBC Tri Party Repo, dated 12/31/07
   (collateralized by U.S. Treasury Notes,
   4.625% - 4.875% due
   08/15/16 - 11/15/16 valued at
   $30,604,953); proceeds $30,007,083          4.250%    01/02/2008    30,000,000     30,000,000
 Merrill Lynch Tri Party Repo, dated
   12/31/07 (collateralized by Agency
   Bonds, 0.000% due
   10/15/08 - 04/15/30 valued at
   $30,600,348); proceeds $30,005,833          3.500%    01/02/2008    30,000,000     30,000,000

                        See Notes to Financial Statements

              STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

                                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                        RATE        DATE         AMOUNT           COST
---------------------------------                      --------   ----------   ------------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
   Morgan Stanley Tri Party Repo, dated
      12/31/07 (collateralized by a Federal
      National Mortgage Association, 0.000%
      due 06/01/17 valued at $30,602,772);
      proceeds $30,007,250                              4.350%    01/02/2008    30,000,000        30,000,000
   UBS Warburg Tri Party Repo, dated
      12/31/07 (collateralized by a Agency
      Bond, 0.000% due 01/15/18 valued at
      $30,603,167); proceeds $30,007,167                4.300%    01/02/2008    30,000,000        30,000,000
                                                                                              --------------
TOTAL REPURCHASE AGREEMENTS                                                                      298,358,000
                                                                                              --------------
TOTAL INVESTMENTS - 100.0%                                                                     1,076,540,874
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                        253,443
                                                                                              --------------
NET ASSETS - 100.0%                                                                           $1,076,794,317
                                                                                              ==============

(a)  Discount rate at time of purchase.

+    Variable Rate Security - Interest Rate is in effect as of December 31,
     2007.

                        See Notes to Financial Statements

STATE STREET TREASURY MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                   DECEMBER 31, 2007
----------------------                   -----------------
U.S. Treasury Obligations                      100.0%
Liabilities less cash and other assets           0.0
                                               -----
Total                                          100.0%
                                               =====

MATURITY LADDER    DECEMBER 31, 2007
---------------    -----------------
0-3 Days                  19.8%
4-90 Days                 80.2
90+ Days                   0.0
                         -----
Total                    100.0%
                         =====
Average maturity            21

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

                                          INTEREST    MATURITY      PRINCIPAL      AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE           RATE        DATE         AMOUNT          COST
---------------------------------         --------   ----------   ------------   ------------
U.S. TREASURY OBLIGATIONS - 100.0%
   United States Treasury Bill             2.590%    01/03/2008    $32,148,000   $ 32,143,374
   United States Treasury Bill             2.510%    01/03/2008     19,624,000     19,621,264
   United States Treasury Bill             2.650%    01/03/2008     24,178,000     24,174,440
   United States Treasury Bill             2.845%    01/03/2008      3,559,000      3,558,437
   United States Treasury Bill             2.960%    01/03/2008      5,453,000      5,452,103
   United States Treasury Bill             3.110%    01/03/2008     20,000,000     19,996,544
   United States Treasury Bill             2.250%    01/10/2008      5,616,000      5,612,841
   United States Treasury Bill             2.400%    01/10/2008     23,148,000     23,134,111
   United States Treasury Bill             2.550%    01/10/2008     16,342,000     16,331,562
   United States Treasury Bill             2.750%    01/10/2008     25,000,000     24,982,813
   United States Treasury Bill             3.000%    01/10/2008     40,160,000     40,129,880
   United States Treasury Bill             2.500%    01/17/2008     12,352,000     12,338,276
   United States Treasury Bill             2.790%    01/17/2008     17,752,000     17,729,988
   United States Treasury Bill             2.820%    01/17/2008      5,524,000      5,517,077
   United States Treasury Bill             2.850%    01/17/2008     25,000,000     24,968,333
   United States Treasury Bill             2.865%    01/17/2008     10,000,000      9,987,267
   United States Treasury Bill             2.905%    01/17/2008      4,610,000      4,604,048
   United States Treasury Bill             3.032%    01/17/2008     30,000,000     29,959,573
   United States Treasury Bill             2.580%    01/24/2008     20,000,000     19,967,033
   United States Treasury Bill             2.795%    01/24/2008     20,000,000     19,964,286
   United States Treasury Bill             2.350%    01/31/2008     10,000,000      9,979,260
   United States Treasury Bill             2.581%    01/31/2008     15,000,000     14,968,900
   United States Treasury Bill             2.750%    01/31/2008     20,000,000     19,954,167
   United States Treasury Bill             2.500%    02/07/2008     15,000,000     14,961,458
   United States Treasury Bill             2.800%    02/07/2008     25,000,000     24,928,043
   United States Treasury Bill             2.720%    02/14/2008     12,317,000     12,276,053
   United States Treasury Bill             2.800%    02/14/2008     25,000,000     24,914,444
   United States Treasury Bill             2.695%    02/21/2008     45,000,000     44,828,194
   United States Treasury Bill             2.800%    02/21/2008      3,221,000      3,208,223
                                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   530,191,992
                                                                                 ------------
TOTAL INVESTMENTS - 100.0%                                                        530,191,992
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                               (88,058)
                                                                                 ------------
NET ASSETS - 100.0%                                                              $530,103,934
                                                                                 ============

                        See Notes to Financial Statements

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                   DECEMBER 31, 2007
----------------------                   -----------------
U.S. Treasury Obligations                       17.3%
U.S. Government Securities                      12.6
Repurchase Agreements                           70.1
Liabilities less cash and other assets           0.0
                                               -----
Total                                          100.0%
                                               =====

MATURITY LADDER    DECEMBER 31, 2007
---------------    -----------------

0-3 Days                  78.7%
4-90 Days                 21.3
90+ Days                   0.0
                         -----
Total                    100.0%
                         =====
Average maturity             9

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

                                               INTEREST    MATURITY      PRINCIPAL      AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                RATE        DATE         AMOUNT          COST
---------------------------------              --------   ----------   ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.6%
   Fannie Mae Discount Notes(a)                 4.340%    02/13/2008   $ 10,000,000   $  9,948,161
   Fannie Mae Discount Notes(a)                 4.220%    02/15/2008      5,000,000      4,973,625
   Fannie Mae Discount Notes(a)                 4.210%    02/29/2008      5,000,000      4,965,501
   Federal Home Loan Bank Discount Notes(a)     4.375%    01/18/2008      5,000,000      4,989,670
   Federal Home Loan Bank Discount Notes(a)     4.280%    03/26/2008      3,887,000      3,847,720
   Federal Home Loan Bank Discount Notes(a)     4.280%    03/28/2008     10,000,000      9,896,567
   Freddie Mac Discount Notes(a)                4.340%    02/04/2008      5,000,000      4,979,506
   Freddie Mac Discount Notes(a)                4.330%    02/21/2008      5,000,000      4,969,329
   Freddie Mac Discount Notes(a)                4.170%    03/10/2008     10,000,000      9,920,075
                                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                58,490,154
                                                                                      ------------
U.S. TREASURY OBLIGATIONS - 17.3%
  United States Treasury Bill                   2.500%    01/03/2008     40,000,000     39,994,444
  United States Treasury Bill                   2.700%    01/10/2008     40,000,000     39,973,000
                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                         79,967,444
                                                                                      ------------
REPURCHASE AGREEMENTS - 70.1%
   ABN AMRO Inc. Tri Party Repo, dated
      12/31/07 (collateralized by Federal
      National Mortgage Association, 6.005%
      due 05/08/17 valued at $15,300,290);
      proceeds $15,001,042                      1.250%    01/02/2008     15,000,000     15,000,000
   Bank of America Tri Party Repo, dated
      12/31/07 (collateralized by a U.S.
      Treasury Note, 4.875% due 10/31/08
      valued at $15,300,384); proceeds
      $15,000,625                               0.750%    01/02/2008     15,000,000     15,000,000
   Bear Stearns Tri Party Repo, dated
      12/31/07 (collateralized by a U.S.
      Treasury Bond, 5.250% due 02/15/29 and
      U.S. Treasury Notes, 4.125% - 4.250%
      due 11/15/14 - 05/15/15 valued at
      $16,115,625); proceeds $15,001,167        1.400%    01/02/2008     15,000,000     15,000,000
   Citigroup Tri Party Repo, dated
      12/31/07 (collateralized by U.S.
      Treasury Notes, 3.875% - 4.250%
      due 07/15/10 - 08/15/14 valued
      at $15,300,964); proceeds $15,000,417     0.500%    01/02/2008     15,000,000     15,000,000
   Deutsche Tri Party Repo, dated 12/31/07
      (collateralized by a U.S. Treasury
      Bond, 7.250% due 05/15/16 and a U.S.
      Treasury Note, 3.625% due 10/31/09
      valued at $45,707,912); proceeds
      $44,814,734                               1.500%    01/02/2008     44,811,000     44,811,000
   Fortis Tri Party Repo, dated 12/31/07
      (collateralized by Federal National
      Mortgage Association, 0.000% due
      01/02/08 valued at $15,300,939);
      proceeds $15,001,250                      1.500%    01/02/2008     15,000,000     15,000,000
   Goldman Sacs Tri Party Repo, dated
      12/31/07 (collateralized by a U.S.
      Treasury Note, 4.000% due 09/30/09
      valued at $15,300,025); proceeds
      $15,000,917                               1.100%    01/02/2008     15,000,000     15,000,000
   Greenwich Tri Party Repo, dated
      12/31/07 (collateralized by Agency
      Bonds, 0.000% due 01/15/08 - 04/15/30
      valued at $15,300,102); proceeds
      15,001,125                                1.350%    01/02/2008     15,000,000     15,000,000
   HSBC Tri Party Repo, dated 12/31/07
      (collateralized by a U.S. Treasury
      Note, 4.000% due 06/15/09 valued at
      $15,303,804); proceeds $15,001,250        1.500%    01/02/2008     15,000,000     15,000,000

                        See Notes to Financial Statements

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2007

                                               INTEREST    MATURITY      PRINCIPAL      AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                RATE        DATE         AMOUNT          COST
---------------------------------              --------   ----------   ------------   ------------
REPURCHASE AGREEMENTS (CONTINUED)
   ING Tri Party Repo, dated 12/31/07
      (collateralized by a U.S. Treasury
      Note, 5.000% due 08/15/11 valued at
      $15,301,485); proceeds $15,001,250        1.500%    01/02/2008     15,000,000     15,000,000
   Lehman Brothers Tri Party Repo, dated
      12/31/07 (collateralized by a U.S.
      Treasury Note, 4.125% due 08/31/12
      valued at $$15,304,604); proceeds
      15,001,042                                1.250%    01/02/2008     15,000,000     15,000,000
   Merrill Lynch Tri Party Repo, dated
      12/31/07 (collateralized by Agency
      Bonds, 0.000% due 04/15/08 - 07/15/27
      valued at $15,303,107); proceeds
      $15,000,833                               1.000%    01/02/2008     15,000,000     15,000,000
   Morgan Stanley Tri Party Repo, dated
      12/31/07 (collateralized by a U.S.
      Treasury Bond, 8.000% due 11/15/21
      valued at $102,758,818); proceeds
      $100,007,222                              1.300%    01/02/2008   $100,000,000   $100,000,000
   UBS Warburg Tri Party Repo, dated
      12/31/07 (collateralized by a U.S.
      Treasury Bill, 3.175% due 02/28/08
      valued at $15,301,969); proceeds
      $15,001,083                               1.300%    01/02/2008     15,000,000     15,000,000
                                                                                      ------------
TOTAL REPURCHASE AGREEMENTS                                                            324,811,000
                                                                                      ------------
TOTAL INVESTMENTS - 100.0%                                                             463,268,598
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                    (78,555)
                                                                                      ------------
NET ASSETS - 100.0%                                                                   $463,190,043
                                                                                      ============

(a)  Discount rate at time of purchase.

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                TAX FREE     U.S. GOVERNMENT     TREASURY     TREASURY PLUS
                                              MONEY MARKET    MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                             --------------   ------------   ---------------   ------------   -------------
ASSETS
   Investments in unaffiliated issuers, at
      amortized cost (Note 2)                $5,482,655,829   $496,930,974    $  778,182,874   $530,191,992    $138,457,598
   Repurchase Agreements (cost
      $1,396,551,000, $0, $298,358,000, $0
      and $324,811,000, respectively)
     (Note 2)                                 1,396,551,000             --       298,358,000             --     324,811,000
                                             --------------   ------------    --------------   ------------    ------------
                                              6,879,206,829    496,930,974     1,076,540,874    530,191,992     463,268,598
   Cash                                                 579             --               698            939             846
   Receivables:
      Interest receivable                        39,784,833      2,307,789           555,050             --          11,478
      Receivable from adviser (Note 3)              138,111         12,687                --             --              --
      Prepaid expense                                     7            209               471            459             459
                                             --------------   ------------    --------------   ------------    ------------
         Total assets                         6,919,130,359    499,251,659     1,077,097,093    530,193,390     463,281,381
                                             --------------   ------------    --------------   ------------    ------------
LIABILITIES
   Payables:
      Management fee (Note 3)                       606,497         38,905           105,816         39,764          40,681
      Due to custodian                                   --     51,499,965                --             --              --
      Administration, custody and transfer
         agent fees (Note 3)                        240,657         11,688            28,709          9,352          10,287
      Professional fees                              14,934         18,112            35,449         35,907          35,907
      Trustee's fees (Note 4)                            --             --             1,029            669             693
      Accrued expenses                                5,243          4,484           131,773          3,764           3,770
                                             --------------   ------------    --------------   ------------    ------------
         Total liabilities                          867,331     51,573,154           302,776         89,456          91,338
                                             --------------   ------------    --------------   ------------    ------------
NET ASSETS                                   $6,918,263,028   $447,678,505    $1,076,794,317   $530,103,934    $463,190,043
                                             ==============   ============    ==============   ============    ============

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                            STATEMENTS OF OPERATIONS
                         PERIOD ENDED DECEMBER 31, 2007

                                                                TAX FREE     U.S. GOVERNMENT     TREASURY     TREASURY PLUS
                                              MONEY MARKET    MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                PORTFOLIO      PORTFOLIO*       PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                             --------------   ------------   ---------------   ------------   -------------
INVESTMENT INCOME
   Interest                                   $300,172,406     $4,669,187      $11,153,388      $2,511,904      $3,950,271
                                              ------------     ----------      -----------      ----------      ----------
EXPENSES
   Management fees (Note 3)                      5,716,641        134,345          244,717          75,025          95,654
   Administration, custody and transfer
      agent fees (Note 3)                        1,183,036         27,607           49,922          15,305          19,513
   Professional fees                                47,471         48,194           37,895          38,353          38,353
   Trustee's fees (Note 4)                          79,354         15,748            1,029             669             694
   Printing fees                                        --          4,255            4,175           4,226           4,226
   Other expenses                                   48,622            845            7,529           7,543           7,541
                                              ------------     ----------      -----------      ----------      ----------
      Total Expenses                             7,075,124        230,994          345,267         141,121         165,981
   Less: Fee waivers/reimbursements by
      investment adivser (Note 3)               (1,358,482)       (96,648)              --              --              --
                                              ------------     ----------      -----------      ----------      ----------
      Total Net Expenses                         5,716,642        134,346          345,267         141,121         165,981
                                              ------------     ----------      -----------      ----------      ----------
NET INVESTMENT INCOME                         $294,455,764     $4,534,841      $10,808,121      $2,370,783      $3,784,290
                                              ============     ==========      ===========      ==========      ==========
REALIZED GAIN (LOSS)
Net realized gain (loss) on investments             (6,953)        12,161               --           8,735              --
                                              ------------     ----------      -----------      ----------      ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                            $294,448,811     $4,547,002      $10,808,121      $2,379,518      $3,784,290
                                              ============     ==========      ===========      ==========      ==========

* The portfolios commenced operations on February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                          MONEY MARKET                    TAX FREE          U.S. GOVERNMENT
                                                           PORTFOLIO                    MONEY MARKET         MONEY MARKET
                                             -------------------------------------        PORTFOLIO            PORTFOLIO
                                                 YEAR ENDED          YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                             DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007*   DECEMBER 31, 2007*
                                             -----------------   -----------------   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                     $    294,455,764    $    226,696,506      $   4,534,841        $   10,808,121
   Net realized gain (loss) on investments             (6,953)                 --             12,161                    --
                                             ----------------    ----------------      -------------        --------------
   Net increase in net assets from
      operations                                  294,448,811         226,696,506          4,547,002            10,808,121
                                             ----------------    ----------------      -------------        --------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                 14,082,546,440      16,774,127,323        743,338,878         1,801,532,181
   Fair value of withdrawals                  (13,655,849,339)    (12,443,577,980)      (300,207,375)         (735,545,985)
                                             ----------------    ----------------      -------------        --------------
   Net increase in net assets from capital
      transactions                                426,697,101       4,330,549,343        443,131,503         1,065,986,196
                                             ----------------    ----------------      -------------        --------------
NET INCREASE IN NET ASSETS                        721,145,912       4,557,245,849        447,678,505         1,076,794,317
NET ASSETS
   Beginning of period                          6,197,117,116       1,639,871,267                 --                    --
                                             ----------------    ----------------      -------------        --------------
   End of period                             $  6,918,263,028    $  6,197,117,116      $ 447,678,505        $1,076,794,317
                                             ================    ================      =============        ==============

* The portfolios commenced operations on February 7, 2007 and October 17, 2007, respectively.

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                TREASURY     TREASURY PLUS
                                                              MONEY MARKET    MONEY MARKET
                                                               PORTFOLIO       PORTFOLIO
                                                              PERIOD ENDED    PERIOD ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                 2007*           2007*
                                                             -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                     $   2,370,783   $   3,784,290
   Net realized loss on investments                                  8,735              --
                                                             -------------   -------------
      Net increase in net assets from operations                 2,379,518       3,784,290
                                                             -------------   -------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                 652,230,533     934,443,802
   Fair value of withdrawals                                  (124,506,117)   (475,038,049)
                                                             -------------   -------------
      Net increase in net assets from capital transactions     527,724,416     459,405,753
                                                             -------------   -------------
NET INCREASE IN NET ASSETS                                     530,103,934     463,190,043
NET ASSETS
   Beginning of period                                                  --              --
                                                             -------------   -------------
   End of period                                             $ 530,103,934   $ 463,190,043
                                                             =============   =============

* The portfolio commenced operations on October 25, 2007 and October 24, 2007, respectively.

                        See Notes to Financial Statements

                            STATE STREET MASTER FUNDS

                              FINANCIAL HIGHLIGHTS

                                                               RATIOS TO AVERAGE
                                                                  NET ASSETS
                                                      ----------------------------------     NET ASSETS
                                                        GROSS        NET          NET          END OF
                                            TOTAL     OPERATING   OPERATING   INVESTMENT       PERIOD
PERIOD ENDED DECEMBER 31,                RETURN (A)    EXPENSES    EXPENSES     INCOME     (000S OMITTED)
-------------------------                ----------   ---------   ---------   ----------   --------------
MONEY MARKET PORTFOLIO
   2007                                     5.30%      0.12%       0.10%        5.14%        $6,918,263
   2006                                     5.09%      0.13%       0.10%        5.08%         6,197,117
   2005                                     3.31%      0.14%       0.10%        3.33%         1,639,871
   2004*                                    0.68%      0.18%**     0.10%**      1.71%**         381,716
TAX FREE MONEY MARKET PORTFOLIO
   2007*                                    3.19%      0.17%**     0.10%**      3.42%**         447,679
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
   2007*                                    0.92%      0.14%**     0.14%**      4.39%**       1,076,794
TREASURY PORTFOLIO
   2007*                                    0.61%      0.19%**     0.19%**      3.21%**         530,104
TREASURY PLUS PORTFOLIO
   2007*                                    0.75%      0.17%**     0.17%**      3.95%**         463,190

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

* The portfolios commenced operations on August 12, 2004, February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

**   Annualized.

                       See Notes to Financial Statements.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At December 31, 2007, only the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio were in operation. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the "Portfolios"). The Portfolios commenced operations as follows:

PORTFOLIO NAME                                        COMMENCEMENT DATE
--------------                                        -----------------
State Street Money Market Portfolio                   August 12, 2004
State Street Tax Free Money Market Portfolio          February 7, 2007
State Street U.S. Government Money Market Portfolio   October 17, 2007
State Street Treasury Money Market Portfolio          October 25, 2007
State Street Treasury Plus Money Market Portfolio     October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

The Portfolios' investment objectives are as follows:

PORTFOLIO NAME                                      INVESTMENT OBJECTIVE
--------------                            ----------------------------------------
State Street Money Market Portfolio       To seek to maximize current income, to
                                          the extent consistent with the
                                          preservation of capital and liquidity by
                                          investing in dollar denominated
                                          securities.

State Street Tax Free Money Market        To seek to maximize current income,
Portfolio                                 exempt from federal income taxes, to the
                                          extent consistent with the preservation
                                          of capital and liquidity.

State Street U.S. Government Money        To seek to maximize current income, to
Market Portfolio                          the extent consistent with the
                                          preservation of capital and liquidity by
                                          investing in U.S. government securities
                                          with remaining maturities of one year
                                          or less than in repurchase agreements
                                          collateralized by U.S. government
                                          securities.

State Street Treasury Money Market        To seek a high level of current income
Portfolio                                 consistent with preserving principal and
                                          liquidity.

State Street Treasury Plus Money Market   To seek a high level of current income
Portfolio                                 consistent with preserving principal and
                                          liquidity by investing in a portfolio
                                          made up principally of U.S. Treasury
                                          securities and repurchase agreements
                                          collateralized by such securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been "passed through" to the Portfolios' partners in proportion to their holdings in the Portfolios, regardless of whether such items

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Portfolios did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 (or since inception, for Portfolios formed subsequent to 2004) through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios' transactions, is within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolios' financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolios have entered into investment advisory agreements with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"). The Adviser directs the investments of each Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, each Portfolio pays the Adviser an annual fee of 0.10% of the respective Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the State Street Money Market Portfolio and the State Street Tax Free Money Market

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

Portfolio at 0.10% of the respective Portfolio's average daily net assets until November 1, 2008. For the year ended December 31, 2007, SSgA FM reimbursed the Portfolios under this agreement as follows:

State Street Money Market Portfolio            $1,358,482
State Street Tax Free Money Market Portfolio   $   96,648

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street's services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                  Annual percentage
                                of average aggregate
Asset Levels                      daily net assets
------------                    --------------------
First $400 Million                        0.03%
Thereafter                                0.02
Minimum annual fee per trust:         $150,000

The State Street Money Market Portfolio paid State Street, through January 31, 2007, an annual fee, which is accrued daily at the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:

                                         Annual percentage of
Asset Levels                           average daily net assets
------------                          --------------------------
First $200 Million                        0.04%
Next $200 Million                         0.03
Thereafter                                0.02
Minimum annual fee:
Assets of $500 million and less       $150,000
Assets of $500 million - $2 billion   $200,000 with 0.01% waiver

State Street contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets were between $500 million and $2 billion. For the year ended December 31, 2007, State Street did not waive any fees under this agreement.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect anything significant.

6. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolios and believes the impact will be limited to expanded disclosures in the Portfolios' Financial Statements resulting from adoption of this pronouncement.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds:

We have audited the accompanying statement of assets and liabilities of the State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and, State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the Portfolios), including the portfolios of investments, as of December 31, 2007, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio of State Street Master Funds at December 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2008

STATE STREET MASTER FUNDS
DECEMBER 31, 2007

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on September 17, 2007 (the "September Meeting") to consider the approval of the investment advisory agreement (the "Advisory Agreement") for the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (together, the "Treasury Portfolios"). The Board of Trustees of the Trust also met on November 29, 2007 (the "November Meeting") to consider the renewal of the Advisory Agreement for the State Street Money Market Portfolio and the State Street U.S. Government Money Market Portfolio (the "Money Market Portfolio" and the "U.S. Government Portfolio", respectively, together, the "Money Market Portfolios" and collectively with the Treasury Portfolios, the "Portfolios"). In preparation for considering the Advisory Agreement, the Trustees had reviewed the initial approval materials provided at the September Meeting with respect to the Treasury Portfolios and the renewal materials provided at the November Meeting with respect to the Money Market Portfolios. The materials had been provided by the Adviser, which the Board had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreements, (ii) the investment performance of the Money Market Portfolio, (iii) the costs to the Adviser of its services, and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and
(v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser with respect to the Treasury Portfolios and the nature, extent and quality of the services currently provided with respect to the Money Market Portfolios, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the September and November Meetings. The Board reviewed the Adviser's responsibilities under the Advisory Agreements and noted the experience and expertise

DECEMBER 31, 2007

that would be appropriate to expect of an adviser to the Portfolios, which are money market funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios' investments, in monitoring and securing the Portfolios' compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and further noting the assets under management of the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that they were satisfied with the experience, resources and strength of the Adviser in the management of money market products. As discussed more fully below, they also determined that the advisory fees for the Portfolios were fair and that projected expenses of the Treasury Portfolios were satisfactory and that, while the U.S. Government Portfolio had only recently commenced operations, the performance of the Money Market Portfolio and its expense ratio were satisfactory. Noting the similarity of the Treasury Portfolios to an existing series of the Trust, the Money Market Portfolio, the Trustees concluded that the nature and extent of the Adviser's services with respect to the Treasury Portfolios could be expected to be comparable to those provided for the Money Market Portfolio and therefore appropriate, satisfactory and of high quality. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the Treasury Portfolios were appropriate. The Trustees also determined that the nature and extent of the services provided by the Adviser indirectly to the Money Market Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Money Market Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the November Meeting indicated that the Money Market Portfolio's performance had been above average for its Lipper peer group for the three- year, one-year and year-to-date periods ending September 30, 2007. They concluded that the performance of the Money Market Portfolio was satisfactory.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, because the Treasury Portfolios had not commenced operations, profitability could not be analyzed during the September Meeting with respect to the Treasury Portfolios. The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust as a result of the Adviser's services provided to the Money Market Portfolios. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Money Market Portfolios individually, and on an aggregate basis, for the year ended June 30, 2007. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Money Market Portfolios had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fees excessive.

DECEMBER 31, 2007

In order better to evaluate the Portfolios' advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the each of Portfolios' advisory fees was low compared to those of comparable portfolios. The Trustees also reviewed the estimated expense ratios of the Treasury Portfolios. The Board determined that the estimated expense ratios were reasonable in light of their peers. The Trustees found that the Money Market Portfolios' advisory fees and total expense ratios were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, transfer agent and custodian and the Money Market's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios' brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

At the September Meeting, the Trustees noted that, because the Treasury Portfolios had not yet commenced operations, there was no record of performance to review for each, no profitability to evaluate, and no occasion to consider economies of scale. At the November Meeting, the Board considered the extent to which economies of scale may be realized by the Money Market Portfolios as assets grow and whether the Money Market Portfolios' fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Money Market Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                               NUMBER OF
                                                                                               FUNDS IN
                         POSITION(S)    TERM OF OFFICE                                       FUND COMPLEX
NAME, ADDRESS, AND        HELD WITH      AND LENGTH OF          PRINCIPAL OCCUPATION          OVERSEEN BY     OTHER DIRECTORSHIPS
DATE OF BIRTH ("DOB")       TRUST         TIME SERVED          DURING PAST FIVE YEARS           TRUSTEE*        HELD BY TRUSTEE
---------------------   -------------  ----------------  ----------------------------------  ------------  -------------------------
INDEPENDENT TRUSTEES

Michael F. Holland      Trustee and    Term: Indefinite  Chairman, Holland & Company L.L.C.       22       Trustee, State Street
Holland & Company, LLC  Chairman of    Elected: 7/99     (investment adviser) (1995 -                      Institutional Investment
375 Park Avenue         the Board                        present).                                         Trust; Director, the
New York, NY 10152                                                                                         Holland Series Fund,
DOB: July 7, 1944                                                                                          Inc.; Director, The China
                                                                                                           Fund, Inc.; Chairman and
                                                                                                           Trustee, Scottish Widows
                                                                                                           Investment Partnership
                                                                                                           Trust; and Director,
                                                                                                           Reaves Utility Income
                                                                                                           Fund

William L. Boyan        Trustee        Term: Indefinite  Trustee of Old Mutual South Africa       22       Trustee, State Street
State Street Master                    Elected: 7/99     Master Trust (investments) (1995 -                Institutional Investment
Funds                                                    present); Chairman emeritus,                      Trust; and Trustee, Old
P.O. Box 5049                                            Children's Hospital (1984 -                       Mutual South Africa
Boston, MA 02206                                         present); Director, Boston Plan                   Master Trust
DOB: January 20, 1937                                    For Excellence (non-profit) (1994
                                                         - present); President and Chief
                                                         Operations Officer, John Hancock
                                                         Mutual Life Insurance Company
                                                         (1959 - 1999). Mr. Boyan retired
                                                         in 1999.

Rina K. Spence          Trustee        Term: Indefinite  President of SpenceCare                  22       Trustee, State Street
State Street Master                    Elected: 7/99     International LLC (1998 -                         Institutional Investment
Funds                                                    present); Member of the Advisory                  Trust; Director,
P.O. Box 5049                                            Board, Ingenium Corp. (technology                 Berkshire Life Insurance
Boston, MA 02206                                         company) (2001 - present); Chief                  Company of America; and
DOB: October 24, 1948                                    Executive Officer, IEmily.com                     Director, IEmily.com
                                                         (internet company) (2000 - 2001);
                                                         Chief Executive Officer of
                                                         Consensus Pharmaceutical, Inc.
                                                         (1998 - 1999); Founder, President
                                                         and Chief Executive Officer of
                                                         Spence Center for Women's Health
                                                         (1994 - 1998); Trustee, Eastern
                                                         Enterprise (utilities) (1988 -
                                                         2000).

Douglas T. Williams     Trustee        Term: Indefinite  Executive Vice President of Chase        22       Trustee, State Street
State Street Master                    Elected: 7/99     Manhattan Bank (1987 - 1999).                     Institutional Investment
Funds                                                    Mr. Williams retired in 1999.                     Trust
P.O. Box 5049
Boston, MA 02206
DOB: December 23, 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                               NUMBER OF
                                                                                               FUNDS IN
                         POSITION(S)    TERM OF OFFICE                                       FUND COMPLEX
 NAME, ADDRESS, AND       HELD WITH      AND LENGTH OF          PRINCIPAL OCCUPATION          OVERSEEN BY     OTHER DIRECTORSHIPS
DATE OF BIRTH ("DOB")       TRUST         TIME SERVED          DURING PAST FIVE YEARS           TRUSTEE*        HELD BY TRUSTEE
---------------------   -------------  ----------------  ----------------------------------  ------------  -------------------------
INTERESTED TRUSTEES(1)

James E. Ross           Trustee/       Term: Indefinite  President, SSgA Funds Management,        22       Trustee, State Street
SSgA Funds Management,  President      Elected Trustee:  Inc. (2005 - present); Principal,                 Institutional Investment
Inc.                                   2/07              SSgA Funds Management, Inc. (2001                 Trust; Trustee, SPDR(R)
State Street Financial                                   - 2005); Senior Managing Director,                Series Trust; Trustee,
Center                                 Elected           State Street Global Advisors                      SPDR(R) Index Shares
One Lincoln Street                     president: 4/05   (March 2006 - present); Principal,                Trust and Trustee, Select
Boston, MA 02111-2900                                    State Street Global Advisers (2000                Sector SPDR(R) Trust
DOB: June 24, 1965                                       - 2006).

OFFICERS:

Gary L. French          Treasurer      Term: Indefinite  Senior Vice President of State           --       --
State Street Bank and                  Elected: 5/05     Street Bank and Trust Company
Trust Company                                            (2002 - present); Managing
2 Avenue de                                              Director, Deutsche Bank (including
Lafayette                                                its predecessor, Scudder
Boston, MA 02111                                         Investments), Fund Operations Unit
DOB: July 4, 1951                                        (2001 - 2002); President, UAM Fund
                                                         Services (1995 - 2001).

Julie Piatelli          Interim Chief  Term: Indefinite  Principal and Senior Compliance          --       --
SSgA Funds              Compliance     Elected: 7/07     and Risk Management Officer, SSgA
Management, Inc.        Officer                          Funds Management, Inc. (2004 -
State Street Financial                                   present), Vice President State
Center                                                   Street Global Advisors (2004 -
One Lincoln Street                                       present); Manager,
Boston, MA 02111                                         PricewaterhouseCoopers LLP (1999 -
DOB: August 5, 1967                                      2004).

Nancy L. Conlin         Secretary      Term: Indefinite  Vice President and Managing              --       --
State Street Bank and                  Elected: 9/07     Counsel, State Street Bank and
Trust Company                                            Trust Company (2007 - present);
2 Avenue de                                              General Counsel to Plymouth Rock
Lafayette                                                Companies (2004 - 2007); and U.S.
Boston, MA 02111                                         Chief Counsel to Sun Life
DOB: December 11, 1953                                   Financial (2002 - 2004).

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

            STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND
                                      FUND

                                  ANNUAL REPORT

                                December 31, 2007

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

GROWTH OF A $10,000 INVESTMENT (A)

                              (PERFORMANCE GRAPH)

                                   iMoney Net
               State Street        Tax-Free
              Institutional         National
             Tax Free Limited    Institutional
           Duration Bond Fund*   Average** (b)
           -------------------   -------------
  2/7/07          10,000             10,000
 3/31/07          10,051             10,027
 4/30/07          10,081             10,055
 5/31/07          10,113             10,085
 6/30/07          10,142             10,112
 7/31/07          10,172             10,140
 8/31/07          10,202             10,168
 9/30/07          10,232             10,196
10/31/07          10,262             10,224
11/30/07          10,290             10,251
12/31/07          10,319             10,278

INVESTMENT PERFORMANCE (A)
For the Fiscal Year Ended December 31, 2007

                                Total Return
                               For the period      Total Return
                                from February   Average Annualized
                                 7, 2007 to     Since Commencement
                                December 31,       of Operations
                                   2007         (February 7, 2007)
                               --------------   ------------------
State Street Institutional
   Tax Free Limited Duration
   Bond Fund                        3.29%              3.29%
iMoney Net tax-Free National
   Institutional Average (b)        3.05%              3.05%

(A) TOTAL RETURNS AND PERFORMANCE GRAPH INFORMATION REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS, WHICH MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARE, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD BE LOWER.

(b) The iMoney Net Tax-Free National Institutional Average is an average that consists of all national tax-free and municipal institutional funds. Portfolio Holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds
     - 6 months & less, put bonds - over 6 months, AMT paper, and other tax-free holdings. It is not possible to invest directly in an average.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Tax Free Limited Duration Bond Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-l) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Tax Free Limited Duration Bond Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007 to December 31, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007

                        Beginning           Ending        Expenses Paid
                      Account Value     Account Value         During
                       July 1,2007    December 31, 2007      Period *
                      -------------   -----------------   -------------
Based on Actual
   Fund Return          $1,000.00         $1,017.40           $1.02
Based on
   Hypothetical (5%
   return before
   expenses)            $1,000.00         $1,024.20           $1.02

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of December 31,2007 was 0.20%, which includes the Fund's proportionate share of the expenses of the State Street Tax Free Limited Duration Bond Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS
   Investment in State Street Tax-Free Limited Duration Bond       $40,466,364
      Portfolio, at value (identified cost $40,441,046) (Note 1)
   Receivable from adviser (Note 3)                                      5,734
                                                                   -----------
      Total assets                                                  40,472,098
LIABILITIES
   Payables:
      Administration, custody and transfer agent fees (Note 3)          14,860
      Distribution fees (Note 3)                                         1,712
      Registration and filing fees                                       1,230
      Professional fees                                                 12,049
      Dividends payable                                                     24
      Accrued expenses and other liabilities                             4,669
                                                                   -----------
         Total liabilities                                              34,544
                                                                   -----------
NET ASSETS                                                         $40,437,554
                                                                   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                  40,408,798
   Undistributed net investment income                                   3,438
   Net unrealized appreciation on investments                           25,318
                                                                   -----------
NET ASSETS                                                         $40,437,554
                                                                   ===========
Shares of beneficial interest outstanding                            4,041,212
Offering, net asset value, and redemption price per share          $     10.01
                                                                   ===========

                        See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 7, 2007 TO DECEMBER 31, 2007*

INCOME
   Interest income allocated from Portfolio (Note 2)         $1,181,605
   Expenses allocated from Portfolio (Note 3)                   (32,093)
                                                             ----------
                                                              1,149,512
                                                             ----------
EXPENSES
   Distribution fees (Note 3)                                    16,015
   Administration and accounting fees (Note 3)                   34,642
   Transfer agent fees (Note 3)                                  30,250
   Professional fees                                             26,679
   Registration and filing fees                                   1,230
   Other expenses                                                 7,794
                                                             ----------
      Total Expenses                                            116,610
   Less: Fee reimbursements by investment adviser (Note 3)      (90,214)
                                                             ----------
      Total Net Expenses                                         26,396
                                                             ----------
NET INVESTMENT INCOME                                        $1,123,116
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation (depreciation)
   allocated from Portfolio                                      25,318
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $1,148,434
                                                             ==========

*    The fund commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                             Period Ended
                                                          December 31, 2007*
                                                          ------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                     $ 1,123,116
   Change in net unrealized appreciation (depreciation)           25,318
                                                             -----------
   Net increase in net assets resulting from operations        1,148,434
                                                             -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (1,123,116)
                                                             -----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                                39,366,348
   Reinvestment of distributions                               1,123,092
   Shares redeemed                                               (77,204)
                                                             -----------
      Net increase from capital share transactions            40,412,236
                                                             -----------
   Net increase in net assets                                 40,437,554
NET ASSETS, BEGINNING OF PERIOD                                       --
                                                             -----------
NET ASSETS, END OF PERIOD                                    $40,437,554
                                                             ===========
Accumulated undistributed net investment income              $     3,438
                                                             ===========
CHANGES IN SHARES:
   Shares sold                                                 3,936,634
   Reinvestment of distributions                                 112,298
   Shares redeemed
                                                                  (7,720)
                                                             -----------
      Net increase in shares                                   4,041,212
                                                             ===========

*    The fund commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period:

                                            PERIOD
                                            ENDED
                                         12/31/2007*
                                         -----------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD     $ 10.00
                                         -------
INVESTMENT OPERATIONS:
   Net investment income                    0.31**
   Net realized and unrealized gain
      (loss) on investments                 0.01
                                         -------
      Total from investment operations      0.32
                                         -------
LESS DISTRIBUTIONS FROM:
   Net investment income                   (0.31)
                                         -------
NET ASSET VALUE, END OF PERIOD           $ 10.01
                                         -------
TOTAL RETURN (B)                            3.29%
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)      $40,438
Ratios to average net assets:
   Gross operating expenses                 0.46%***
   Net operating expenses                   0.18%***
   Net investment income                    3.51%***
   Voluntary expense reimbursement (c)      0.02%***
   Portfolio turnover rate(d)              31.18%****

----------
*    The Fund commenced operations on February 7, 2007.

**   Net investment income per share calculated using the average shares method.

***  Annualized.

**** Not annualized

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Tax Free Limited Duration Bond Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net operating expense and the net investment income ratios shown above.

(d) Portfolio turnover rate is from the State Street Tax Free Limited Duration Bond Portfolio.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Tax Free Limited Duration Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Tax Free Limited Duration Bond Fund (the "Fund"). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of December 31, 2007, the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund were the only series of the Trust that had commenced operations.

The Fund invests all of its investable assets in interests in the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at December 31, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for 12b-l fees.

For the year ended December 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

      Increase (Decrease)
-------------------------------
                  Undistributed
                       Net
                    Investment
Paid-In Capital   Income (Loss)
---------------   -------------
   $(3,438)       $3,438

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the year ended December 31, 2007 was as follows:

                       2007
                    ----------
Tax exempt income   $1,123,116

At December 31, 2007 the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income   $ 3,438
Unrealized appreciation           $25,318
                                  -------
   Total                          $28,756

FEDERAL INCOME TAXES -The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

At December 31, 2007, the cost of investments computed on a federal income tax basis was $40,441,046, resulting in $25,318 of unrealized appreciation.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years since inception through 2007 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.10% of the Fund's average daily net assets until November 1, 2008. For the year ended December 31, 2007, SSgA FM reimbursed the Fund $90,214 under this agreement.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

The Trust has adopted a plan of distribution pursuant to Rule 12b-l under the 1940 Act (the "Rule 12b-l Plan"). Under the Rule 12b-l Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund accrued fees under the Rule 12b-l Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-l Plan. For the year ended December 31, 2007, the Fund accrued $16,015, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Fund and believes the impact will be limited to expanded disclosures in the Fund's Financial Statements resulting from adoption of this pronouncement.

6. TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the Funds' distributions for its fiscal year ended December 31, 2007:

For the year ended December 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Institutional Tax Free Limited Duration Bond Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Institutional Tax Free Limited Duration Bond Fund (one of the funds constituting State Street Institutional Investment Trust) (the Fund) as of December 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 7, 2007 (commencement of operations) through December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Institutional Tax Free Limited Duration Bond Fund of the State Street Institutional Investment Trust at December 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period from February 7, 2007 (commencement of operations) through December 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2008

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
DECEMBER 31, 2007

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                         NUMBER OF
                                                                                         FUNDS IN
                                                                                           FUND
 NAME, ADDRESS,          POSITION(S)    TERM OF OFFICE                                    COMPLEX
AND DATE OF BIRTH         HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION       OVERSEEN BY      OTHER DIRECTORSHIPS HELD
     ("DOB")                TRUST         TIME SERVED       DURING PAST FIVE YEARS        TRUSTEE*              BY TRUSTEE
-----------------        -----------   ----------------   ---------------------------   -----------   ------------------------------
INDEPENDENT TRUSTEES

Michael F. Holland       Trustee and   Term: Indefinite   Chairman, Holland & Company   22            Trustee, State Street
Holland & Company,       Chairman of                      L.L.C. (investment adviser)                 Master Funds; Director,
LLC                      the Board     Elected: 7/99      (1995 -                                     the Holland Series Fund,
375 Park Avenue                                           present).                                   Inc.; Director, The China
New York, NY 10152                                                                                    Fund, Inc.; Chairman and
                                                                                                      Trustee, Scottish Widows
DOB: July 7, 1944                                                                                     Investment Partnership
                                                                                                      Trust; and Director,
                                                                                                      Reaves Utility Income
                                                                                                      Fund

William L. Boyan         Trustee       Term: Indefinite   Trustee of Old Mutual South   22            Trustee, State Street
State Street                                              Africa Master Trust                         Master Funds; and
Institutional                          Elected: 7/99      (investments) (1995                         Trustee, Old Mutual
Investment Trust                                          -present); Chairman                         South Africa Master
P.O. Box 5049                                             emeritus, Children's                        Trust
Boston, MA 02206                                          Hospital (1984 - present);
                                                          Director, Boston Plan For
DOB: January 20, 1937                                     Excellence (non-profit)
                                                          (1994 - present); President
                                                          and Chief Operations
                                                          Officer, John Hancock
                                                          Mutual Life Insurance
                                                          Company (1959 -1999). Mr.
                                                          Boyan retired in 1999.

Rina K. Spence           Trustee       Term: Indefinite   President of SpenceCare       22            Trustee, State Street
State Street                                              International LLC (1998 -                   Master Funds; Director,
Institutional                          Elected: 7/99      present); Member of the                     Berkshire Life Insurance
Investment Trust                                          Advisory Board, Ingenium                    Company of America; and
P.O. Box 5049                                             Corp. (technology company)                  Director,
Boston, MA 02206                                          (2001 -present); Chief                      IEmily.com
                                                          Executive Officer,
DOB: October 24, 1948                                     IEmily.com (internet
                                                          company) (2000 - 2001);
                                                          Chief Executive Officer of
                                                          Consensus Pharmaceutical,
                                                          Inc. (1998 -1999); Founder,
                                                          President and Chief
                                                          Executive Officer of Spence
                                                          Center for Women's Health
                                                          (1994 -1998); Trustee,
                                                          Eastern Enterprise
                                                          (utilities) (1988-2000).

Douglas T. Williams      Trustee       Term: Indefinite   Executive Vice President of   22            Trustee, State Street
State Street                                              Chase Manhattan Bank                        Master Funds
Institutional                          Elected: 7/99      (1987-1999). Mr. Williams
Investment                                                retired in 1999.
Trust P.O.
Box 5049
Boston, MA 02206

DOB: December 23, 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Master Funds.

                                                                                         NUMBER OF
                                                                                         FUNDS IN
                                                                                           FUND
 NAME, ADDRESS,          POSITION(S)    TERM OF OFFICE                                    COMPLEX
AND DATE OF BIRTH         HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION       OVERSEEN BY      OTHER DIRECTORSHIPS HELD
     ("DOB")                TRUST         TIME SERVED       DURING PAST FIVE YEARS*       TRUSTEE               BY TRUSTEE
-----------------        -----------   ----------------   ---------------------------   -----------   ------------------------------
INTERESTED TRUSTEES(1)

James E. Ross            Trustee/      Term: Indefinite   President, SSgA Funds         22            Trustee, State Street Master
SSgA Funds               President                        Management, Inc. (2005 -                    Funds; Trustee, SPDR(R) SerieS
Management, Inc.                       Elected Trustee:   present); Principal, SSgA                   Trust; Trustee, SPDR(R) Index
State Street                           2/07               Funds Management, Inc.                      Shares Trust and Trustee,
Financial Center                                          (2001 -2005); Senior                        Select Sector SPDR(R) Trust
One Lincoln                            Elected            Managing Director, State
Street Boston,                         President: 4/05    Street Global Advisors
MA 02111-2900                                             (March 2006 -present);
                                                          Principal, State Street
DOB: June 24, 1965                                        Global Advisers
                                                          (2000-2006).

OFFICERS:

Gary L. French           Treasurer     Term: Indefinite   Senior Vice President of      --            --
State Street                                              State Street Bank and
Bank and Trust                         Elected: 5/05      Trust Company (2002
Company 2 Avenue                                          -present); Managing
de Lafayette                                              Director, Deutsche Bank
Boston, MA 02111                                          (including its
                                                          predecessor, Scudder
DOB: July 4, 1951                                         Investments), Fund
                                                          Operations Unit (2001 -
                                                          2002); President, UAM
                                                          Fund Services (1995
                                                          -2001).

Julie Piatelli           Interim       Term: Indefinite   Principal and Senior          --            --
SSgA Funds               Chief                            Compliance and Risk
Management, Inc.         Compliance    Elected: 7/07      Management Officer, SSgA
State Street             Officer                          Funds Management, Inc.
Financial                                                 (2004-present), Vice
Center                                                    President State Street
One Lincoln Street                                        Global Advisors
Boston, MA 02111                                          (2004-present); Manager,
                                                          PricewaterhouseCoopers
DOB: August 5, 1967                                       LLP (1999-2004).

Nancy L. Conlin          Secretary     Term: Indefinite   Vice President and            --            --
State Street                                              Managing Counsel, State
Bank and Trust                         Elected: 9/07      Street Bank and Trust
Company 2 Avenue                                          Company (2007 - present);
de Lafayette                                              General Counsel to
Boston, MA 02111                                          Plymouth Rock Companies
                                                          (2004-2007); and U.S.
DOB: December 11, 1953                                    Chief Counsel to Sun Life
                                                          Financial (2002 - 2004).

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

              STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2007

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

Management Discussion of Fund Performance and Analysis, year ending 12/31/2007

HOW DID THE FUNDS PERFORMANCE SINCE ITS INCEPTION (02/07/07) COMPARE TO ITS BENCHMARK?

Since inception through December 31, 2007 the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio") returned 3.33% net of fees and expenses versus the 3.05% return of the IMoneyNet MFR Tax-Free (the "Index").

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUNDS PERFORMANCE SINCE INCEPTION?

The reshaping of the short end of the municipal yield curve during 2007 was the biggest contributor to the Portfolio's out-performance of the Index since inception. For much of the year, market participants were mixed as to whether the economy was tilting toward inflation or falling into recession. At the outset of the year, we believed the yield curve tended to favor the recession argument. The yield curve is the term structure of interest rates or the relationship between interest rates and time to maturity. Indeed, for many weeks, the curve exhibited a yield inversion between zero and three years, meaning that longer term yields were below interest rates, which usually indicates expectation of a worsening economic situation in the future. Specifically, our outlook early in the year was for the Federal Reserve to be in a holding pattern. This outlook led us to favor the excess yield offered in very short maturities. As the year progressed, and economic statistics deteriorated, we moved to expect a lowering of the Federal Funds target rate by 75 basis points by year end (a basis point is 1/100th of 1% or .01%). In fact, by year end the Federal Reserve cut the Federal Funds target rate by 100 basis points. Our changed outlook led us to extend the portfolio slightly in anticipation of a steeper curve and capture some of the price performance of longer maturities. While credit spreads widened in this environment, neither the Portfolio nor the Index were negatively impacted because both the Portfolio and the Index contain the highest quality investment grade holdings. .

How did the market conditions and the investment strategies and techniques employed since inception impact the portfolio's performance?

The fixed income markets were very turbulent and volatile during 2007. Most notable, securities in the housing sector, specifically those associated with sub-prime mortgage debt experienced extreme negative absolute and relative return. The municipal market to a certain degree benefited from its normally safe haven status. However, as the effects of sub-prime exposure spread, dealers, banks and insurance companies felt the effects. Fortunately the Portfolio invests in those portions of the yield curve (3 years and less) and credit spectrum (high quality) that has been minimally affected.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of this report and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

GROWTH OF a $10,000 INVESTMENT (a)

                              (PERFORMANCE GRAPH)

                                iMoney Net
           State Street Tax     Tax-Free
             Free Limited       National
             Duration Bond    Institutional
              Portfolio*      Average** (b)
           ----------------   -------------
  2/7/07        10,000            10,000
 3/31/07        10,053            10,027
 4/30/07        10,081            10,055
 5/31/07        10,113            10,085
 6/30/07        10,143            10,112
 7/31/07        10,174            10,140
 8/31/07        10,205            10,168
 9/30/07        10,240            10,196
10/31/07        10,271            10,224
11/30/07        10,301            10,251
12/31/07        10,333            10,278

INVESTMENT PERFORMANCE (a)
For the Fiscal Year Ended December 31, 2007

                                         Total Return        Total Return
                                        for the Period    Average Annualized
                                        from February     Since Commencement
                                          7, 2007 to         of Operations
                                      December 31, 2007   (February 7, 2007)
                                      -----------------   ------------------
State Street Institutional Tax Free
   Limited Duration Bond Fund               3.33%                3.33%

iMoney Net tax-Free National
   Institutional Average (b)                3.05%                3.05%

(a) TOTAL RETURNS AND PERFORMANCE GRAPH INFORMATION REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS, WHICH MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARE, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD BE LOWER.

(b) The iMoney Net Tax-Free National Institutional Average is an average that consists of all national tax-free and municipal institutional funds. Portfolio Holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds
     - 6 months & less, put bonds - over 6 months, AMT paper, and other tax-free holdings. It is not possible to invest directly in an average.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2007 to December 31, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007

                                   BEGINNING           ENDING        EXPENSES PAID
                                 ACCOUNT VALUE     ACCOUNT VALUE         DURING
                                  JULY 1, 2007   DECEMBER 31, 2007      PERIOD *
                                 -------------   -----------------   -------------
BASED ON ACTUAL
   PORTFOLIO RETURN              $1,000.00           $1,018.80             $0.51

BASED ON HYPOTHETICAL
   (5% RETURN BEFORE EXPENSES)   $1,000.00           $1,024.70             $0.51

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2007 was 0.10%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                         DECEMBER 31, 2007
----------------------                         -----------------
Miscellaneous Revenue                                 21.5%
Hospital Revenue                                      19.6
General Obligation State                              12.0
Higher Education                                       9.2
Industrial Revenue/Pollution Control Revenue           9.0
General Obligations                                    5.9
Pre Refunded/Escrow to Maturity                        4.8
Cash                                                   4.0
Municipals                                             3.9
Electricity and Power Revenue                          3.8
Water & Sewer                                          3.7
TRANS Revenue                                          2.6
                                                     -----
Total                                                100.0%
                                                     =====

MATURITY LADDER                                DECEMBER 31, 2007
---------------                                -----------------
0-3 Days                                              82.8%
4-90 Days                                              3.0%
90+ Days                                              14.2
                                                     -----
Total                                                100.0%
                                                     =====

*    The Portfolio's composition will vary over time.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                                       DATE
                                                               PRINCIPAL                OF
                                                                 AMOUNT    RATE %    MATURITY     VALUE $
                                                               ---------   ------   ----------   ---------
TAX-EXEMPT OBLIGATIONS -- 93.5%
ARIZONA -- 4.7%
Arizona Health Facilities Authority Revenue Bonds, Banner
   Health, Series B, INS: FGIC, SPA: Bank of Nova Scotia (a)   1,000,000     3.47   01/01/2035   1,000,000
Arizona School District, TAN, Financing Program COPs             900,000     4.50   07/30/2008     908,037
                                                                                                 ---------
                                                                                                 1,908,037
                                                                                                 ---------
COLORADO -- 7.4%
City of Colorado Springs Utilities Revenue Bonds, Sub Lien
   Improvement, Series B, SPA: Bayerische Landesbank (a)       1,500,000     3.42   11/01/2036   1,500,000
City of Colorado Springs Utilities Revenue Bonds, Sub Lien,
   Series A, SPA: Dexia Credit Local (a)                       1,500,000     5.20   11/01/2023   1,500,000
                                                                                                 ---------
                                                                                                 3,000,000
                                                                                                 ---------
DELAWARE -- 3.7%
Delaware State Economic Development Authority Revenue
   Bonds, Hospital Billing & Collection, Series B, LOC: JP
   Morgan Chase Bank (a)                                       1,500,000     3.40   12/01/2015   1,500,000
                                                                                                 ---------
DISTRICT OF COLUMBIA -- 8.1%
District of Columbia Revenue Bonds, George Washington
   University, Series B, INS: MBIA, SPA: Bank of
   America N.A. (a)                                            1,500,000     3.40   09/15/2029   1,500,000
Washington DC Convention Center Authority Dedicated Tax
   Revenue Bonds, Sr. Lien, INS: AMBAC                         1,750,000     5.25   10/01/2011   1,796,620
                                                                                                 ---------
                                                                                                 3,296,620
                                                                                                 ---------
GEORGIA -- 2.5%
Burke County Georgia Development Authority PCRBs, Oglethorpe
   Power Corporation, Series A, INS: FGIC, SPA: Credit
   Local De France (a)                                         1,000,000     3.43   01/01/2019   1,000,000
                                                                                                 ---------
ILLINOIS -- 9.3%
City of Chicago Illinois, Neighborhoods Alive 21, Class B,
   INS: MBIA, SPA: Depfa Bank PLC (a)                          1,300,000     3.42   01/01/2037   1,300,000
Illinois Development Finance Authority Revenue Bonds,
   Evanston Northwestern, Class C, SPA: Bank One N.A. (a)      1,460,000     3.43   05/01/2031   1,460,000
Illinois Finance Authority Revenue Bonds, Loyola
   University Health, Series C, LOC: Charter One Bank FSB (a)  1,000,000     3.40   04/01/2041   1,000,000
                                                                                                 ---------
                                                                                                 3,760,000
                                                                                                 ---------

                        See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                                       DATE
                                                               PRINCIPAL                OF
                                                                 AMOUNT    RATE %    MATURITY     VALUE $
                                                               ---------   ------   ----------   ---------
INDIANA -- 6.2%
Indiana State Development Finance Authority Revenue Bonds,
   Educational Facilities, Indiana Historical Society,         1,500,000     3.43   08/01/2031   1,500,000
   LOC: Bank One Indiana N.A. (a)
Petersburg Indiana PCRBs, Indiania Power & Light Co.,
   Series B, SPA: Lasalle National Bank (a)                    1,000,000     3.53   01/01/2023   1,000,000
                                                                                                 ---------
                                                                                                 2,500,000
                                                                                                 ---------
MARYLAND -- 3.7%
Maryland State Health & Higher Educational Facilities
   Authority Revenue Bonds, Universal Medical System, Series
   E, INS: FGIC, SPA: Dexia Credit Local (a)                   1,500,000     3.42   07/01/2041   1,500,000
                                                                                                 ---------
MASSACHUSETTS -- 2.9%
Massachusetts State Health & Educational Facilities
   Authority Revenue Bonds, New England Medical Center
   Hospital, Series H, INS: FGIC                               1,160,000     5.00   05/15/2009   1,189,011
                                                                                                 ---------
MISSOURI -- 3.1%
Missouri Development Finance Board Cultural Facilities
   Revenue Bonds, Nelson Gallery Funding, Series B, INS:
   MBIA, SPA: JP Morgan Chase Bank (a)                         1,250,000     3.75   12/01/2031   1,250,000
                                                                                                 ---------
MONTANA -- 3.5%
Billings Montana IDRBs, CFS Continental, Inc. LOC:
   Toronto Dominion Bank (a)                                   1,400,000     3.48   12/01/2014   1,400,000
                                                                                                 ---------
NEW MEXICO -- 2.5%
New Mexico Finance Authority Revenue Bonds, Cigarette
   Tax-UNM Health, Class B, INS: MBIA, SPA: Bank of America
   N.A. (a)                                                    1,000,000     3.43   04/01/2019   1,000,000
                                                                                                 ---------
NEW YORK -- 2.5%
New York State Local Government Assistant Corp., Sub Lien,
   Series 3V, INS: FGIC GO of Corp., SPA: Bandesbank
   Baden-Wuerttemberg (a)                                      1,000,000     3.33   04/01/2024   1,000,000
                                                                                                 ---------
OHIO -- 5.9%
City of Columbus Ohio, SAN Sewer, Series 1, GO Unlimited (a)
Ohio State Higher Education Facility Community Revenue         1,400,000     3.33   12/01/2026   1,400,000
   Bonds. Kenyon College Project, LIQ: Harris Bank (a)         1,000,000     3.43   04/01/2022   1,000,000
                                                                                                 ---------
                                                                                                 2,400,000
                                                                                                 ---------
OKLAHOMA -- 3.2%
Oklahoma State Industries Authority Revenue Bonds, Integris
   Baptist, Series B, INS: MBIA, SPA: JP Morgan Chase
   Bank (a)                                                    1,285,000     3.75   08/15/2029   1,285,000
                                                                                                 ---------

                        See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

                                                                                     DATE
                                                               PRINCIPAL   RATE       OF          VALUE
                                                                AMOUNT       %     MATURITY         $
                                                               ---------   ----   ----------   -----------
OREGON -- 3.7%
State of Oregon, TAN, GO Unlimited Notes, Series A             1,500,000   4.50   06/30/2008     1,511,340
                                                                                               -----------
PENNSYLVANIA -- 6.2%
Pennsylvania State Turnpike Community Revenue Bonds,
   Series A 1, SPA: Westdeutsche Lanesbank (a)                 1,000,000   3.40   12/01/2030     1,000,000
Washington County Pennsylvania Authority Revenue Bonds,
   University of Pennsylvania (a)                              1,500,000   3.33   07/01/2034     1,500,000
                                                                                               -----------
                                                                                                 2,500,000
                                                                                               -----------
PUERTO RICO -- 3.5%
Puerto Rico Electric Power Authority Revenue Bonds, Series
   815, INS: FSA/FGIC, LIQ: JP Morgan Chase Bank (a)           1,440,000   3.44   01/01/2013     1,440,000
                                                                                               -----------
TEXAS -- 7.2%
City of Arlington Texas Special Obligations Revenue Bonds,
   Tax-Dallas Cowboys, Class B, INS: MBIA, SPA: Depfa Bank
   PLC (a)                                                     1,400,000   3.43   08/15/2035     1,400,000
State of Texas, Tax & Revenue Anticipation Notes, GO Limited
   Notes                                                       1,500,000   4.50   08/28/2008     1,515,030
                                                                                               -----------
                                                                                                 2,915,030
                                                                                               -----------
WASHINGTON -- 3.7%
Washington State, PUTTERs, Series 1422, INS: FSA, LIQ: JP
   Morgan Chase Bank (a)                                       1,495,000   3.50   07/01/2014     1,495,000
                                                                                               -----------
Total Tax-Exempt Obligations
   (Cost $37,824,720)                                                                           37,850,038
                                                                                               -----------
MONEY MARKET FUND -- 6.0%
State Street Institutional Investment Trust Tax Free Money
   Market Fund (b) (at net asset value)                        2,410,373   3.29   01/01/2050     2,410,373
                                                                                               -----------
TOTAL INVESTMENTS(c) -- 99.5%
   (Cost $40,235,093)                                                                           40,260,411
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                      206,965
                                                                                               -----------
NET ASSETS -- 100.0%                                                                           $40,467,376
                                                                                               ===========

(a) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2007.

(b)  Affiliated issuer. See table that follows for more information.

(c) Cost of investments shown approximates cost for federal income tax purposes.

Acronym   Name
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
COPs      Certificates of Participation
FGIC      Financial Guaranty Insurance Company

                        See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007

FSA       Financial Security Assurance
GO        General Obligation
IDRBs     Industrial Development Revenue Bonds
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PCRBs     Pollution Control Revenue Bonds
PUTTERs   Puttable Tax Exempt Receipts
SPA       Standby Purchase Agreement
TAN       Tax Anticipation Note

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at December 31, 2007 is listed in the Portfolio of Investments.

                       Number of shares    Shares purchased    Shares sold for   Number of shares                Income Earned for
                            held at       for the year ended    the year ended        held at        Value at      the year ended
Security Description      12/31/2006           12/31/07            12/31/07          12/31/07        12/31/07         12/31/07
--------------------   ----------------   ------------------   ---------------   ----------------   ----------   -----------------
State Street
   Institutional
   Trust Tax Free
   Money Market
   Fund                       --               7,017,967          4,607,594          2,410,373      $2,410,373        $52,247

                        See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS
Investments in unaffiliated issuers at market (identified
   cost $37,824,720)                                          $37,850,038
Investments in non-controlled affiliates at market (net
   asset value $2,410,373) (Note 4)                             2,410,373
                                                              -----------
                                                               40,260,411
Receivables:
   Interest receivable                                            227,601
   Receivable from adviser (Note 4)                                 6,032
   Prepaid expenses                                                   224
                                                              -----------
      Total assets                                             40,494,268
LIABILITIES
Payables:
   Management fee (Note 4)                                          3,432
   Administration, custody and transfer agent fees (Note 4)         1,406
   Professional fees                                               20,113
   Accrued expenses and other liabilities                           1,941
                                                              -----------
      Total Liabilities                                            26,892
                                                              -----------
NET ASSETS                                                    $40,467,376
                                                              ===========

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 7, 2007 TO DECEMBER 31, 2007*

INVESTMENT INCOME
   Interest income - unaffiliated issuers                     $1,129,371
   Interest income - non-controlled affiliated issuer             52,247
                                                              ----------
      Total Investment Income                                  1,181,618
EXPENSES
   Professional fees                                              52,194
   Management fees (Note 4)                                       32,094
   Trustees' fees (Note 5)                                        15,493
   Printing fees                                                   4,255
   Administration, custody and transfer agent fees (Note 4)        6,636
   Other expenses                                                    730
                                                              ----------
      Total Expenses                                             111,402
   Less: Fee waivers/reimbursements by investment adviser
      (Note 4)                                                   (79,309)
                                                              ----------
      Total Net Expenses                                          32,093
                                                              ----------
NET INVESTMENT INCOME                                         $1,149,525
REALIZED AND UNREALIZED GAIN (LOSS)
Net change in net unrealized appreciation (depreciation) on
   Investments                                                    25,318
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,174,843
                                                              ==========

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    For the
                                                                 Period Ended
                                                              December 31, 2007*
                                                              ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                         $ 1,149,525
   Change in net unrealized appreciation (depreciation) of
      investments                                                     25,318
                                                                 -----------
      Net increase in net assets resulting from operations         1,174,843
                                                                 -----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                    39,422,181
   Fair value of withdrawals                                        (129,648)
                                                                 -----------
   Net increase in net assets from capital transactions           39,292,533
                                                                 -----------
TOTAL NET INCREASE IN NET ASSETS                                  40,467,376
NET ASSETS
Beginning of period                                                       --
                                                                 -----------
End of period                                                    $40,467,376
                                                                 ===========

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                         PERIOD
                                         ENDED
                                      12/31/2007*
                                      -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)   $40,467

   Ratios to average net assets:
      Gross operating expenses           0.35%**
      Net operating expenses             0.10%**
      Net investment income              3.58%**
   Portfolio turnover rate              31.18%***

   Total return (a)                      3.33%

----------
*    The Portfolio commenced operations on February 7, 2007.

**   Annualized.

***  Not annualized

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At December 31, 2007, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on June 29, 2007. As of and during the period ended December 31, 2007, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years since inception through 2007 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles which require the use of management estimates. Actual results could differ from those estimates.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $48,600,836 and $10,745,000, respectively.

At December 31, 2007, the book cost of investments was $40,235,093 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $26,350 and $1,032, respectively, resulting in net depreciation of $25,318 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until November 1, 2008. For the year ended December 31, 2007, SSgA FM reimbursed the Portfolio $79,309 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily at the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                       Annual percentage of
Asset Levels                    average aggregate daily net assets
------------                    ----------------------------------
First $400 Million                               0.03%
Thereafter                                       0.02
Minimum annual fee per trust:                $150,000

5. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolio and believes the impact will be limited to expanded disclosures in the Portfolio's Financial Statements resulting from adoption of this pronouncement.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Tax Free Limited Duration Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Tax Free Limited Duration Bond Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio), including the portfolio of investments, as of December 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 7, 2007 (commencement of operations) through December 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Tax Free Limited Duration Bond Portfolio of State Street Master Funds at December 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period from February 7, 2007 (commencement of operations) through December 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2008

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
DECEMBER 31, 2007

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

          -    business addresses and ages;

          -    principal occupations during the past five years; and

          -    other directorships of publicly traded companies or funds.

                                                                                                     NUMBER OF
                                                                                                      FUNDS IN
                                                                                                       FUND
 NAME, ADDRESS,           POSITION(S)    TERM OF OFFICE                                               COMPLEX
AND DATE OF BIRTH         HELD WITH       AND LENGTH OF            PRINCIPAL OCCUPATION             OVERSEEN BY  OTHER DIRECTORSHIPS
     ("DOB")                TRUST          TIME SERVED            DURING PAST FIVE YEARS              TRUSTEE*     HELD BY TRUSTEE
-----------------     -----------------  --------------  -----------------------------------------  -----------  -------------------
INDEPENDENT TRUSTEES

Michael F. Holland    Trustee and        Term:           Chairman, Holland & Company L.L.C.              22      Trustee, State
Holland & Company,    Chairman of        Indefinite      (investment adviser) (1995 - present).                  Street
LLC                   the Board                                                                                  Institutional
375 Park Avenue                          Elected: 7/99                                                           Investment
New York, NY 10152                                                                                               Trust; Director,
                                                                                                                 the Holland Series
DOB: July 7, 1944                                                                                                Fund, Inc.;
                                                                                                                 Director, The
                                                                                                                 China Fund, Inc.;
                                                                                                                 Chairman and
                                                                                                                 Trustee, Scottish
                                                                                                                 Widows Investment
                                                                                                                 Partnership Trust;
                                                                                                                 and Director,
                                                                                                                 Reaves Utility
                                                                                                                 Income Fund

William L. Boyan      Trustee            Term:           Trustee of Old Mutual South Africa Master       22      Trustee, State
State Street Master                      Indefinite      Trust (investments) (1995 - present);                   Street
Funds                                                    Chairman emeritus, Children's Hospital                  Institutional
P.O. Box 5049                            Elected: 7/99   (1984 - present); Director, Boston Plan                 Investment Trust;
Boston, MA 02206                                         For Excellence (non-profit) (1994 -                     and Trustee, Old
                                                         present); President and Chief Operations                Mutual South
DOB: January 20,                                         Officer, John Hancock Mutual Life                       Africa Master Trust
1937                                                     Insurance Company (1959 - 1999). Mr.
                                                         Boyan retired in 1999.

Rina K. Spence        Trustee            Term:           President of SpenceCare International LLC       22      Trustee, State
State Street Master                      Indefinite      (1998 - present); Member of the Advisory                Street
Funds                                                    Board, Ingenium Corp. (technology                       Institutional
P.O. Box 5049                            Elected: 7/99   company) (2001 - present); Chief                        Investment
Boston, MA 02206                                         Executive Officer, IEmily.com (internet                 Trust; Director,
                                                         company) (2000 - 2001); Chief Executive                 Berkshire Life
DOB: October 24,                                         Officer of Consensus Pharmaceutical, Inc.               Insurance Company
1948                                                     (1998 - 1999); Founder, President and                   of America; and
                                                         Chief Executive Officer of Spence Center                Director,
                                                         for Women's Health (1994 -1998); Trustee,               IEmily.com
                                                         Eastern Enterprise (utilities)
                                                         (1988-2000).

Douglas T. Williams   Trustee            Term:           Executive Vice President of Chase               22      Trustee, State
State Street Master                      Indefinite      Manhattan Bank (1987 -1999). Mr. Williams               Street
Funds                                                    retired in 1999.                                        Institutional
P.O. Box 5049                            Elected: 7/99                                                           Investment Trust
Boston, MA 02206

DOB: December 23,
1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                                     NUMBER OF
                                                                                                      FUNDS IN
                                                                                                       FUND
 NAME, ADDRESS,           POSITION(S)    TERM OF OFFICE                                               COMPLEX
AND DATE OF BIRTH         HELD WITH       AND LENGTH OF            PRINCIPAL OCCUPATION             OVERSEEN BY  OTHER DIRECTORSHIPS
     ("DOB")                TRUST          TIME SERVED            DURING PAST FIVE YEARS*             TRUSTEE      HELD BY TRUSTEE
-----------------     -----------------  --------------  -----------------------------------------  -----------  -------------------
INTERESTED TRUSTEES(1)

James E. Ross         Trustee/President  Term:           President, SSgA Funds Management, Inc.          22      Trustee, State
SSgA Funds                               Indefinite      (2005 - present); Principal, SSgA Funds                 Street
Management, Inc.                         Elected         Management, Inc. (2001 -2005); Senior                   Institutional
State Street                             Trustee:        Managing Director, State Street Global                  Investment Trust;
Financial Center                         2/07            Advisors (March 2006 -present);                         Trustee, SPDR(R)
One Lincoln                                              Principal, State Street Global Advisers                 Series Trust;
Street Boston, MA                        Elected         (2000-2006).                                            Trustee, SPDR(R)
02111-2900                               President:                                                              Index Shares
                                         4/05                                                                    Trust and Trustee,
DOB: June 24, 1965                                                                                               Select Sector
                                                                                                                 SPDR(R) Trust

OFFICERS:

Gary L. French        Treasurer          Term:           Senior Vice President of State Street           --      --
State Street Bank                        Indefinite      Bank and Trust Company (2002 -present);
and Trust Company                                        Managing Director, Deutsche Bank
2 Avenue de                              Elected: 5/05   (including its predecessor, Scudder
Lafayette Boston,                                        Investments), Fund Operations Unit (2001
MA 02111                                                 - 2002); President, UAM Fund Services
                                                         (1995 -2001).
DOB: July 4, 1951

Julie Piatelli        Interim Chief      Term:           Principal and Senior Compliance and Risk        --      --
SSgA Funds            Compliance         Indefinite      Management Officer, SSgA Funds
Management, Inc.      Officer                            Management, Inc. (2004-present), Vice
State Street                             Elected: 7/07   President State Street Global Advisors
Financial                                                (2004-present); Manager,
Center                                                   PricewaterhouseCoopers LLP (1999-2004).
One Lincoln Street
Boston, MA 02111

DOB: August 5, 1967

Nancy L. Conlin       Secretary          Term:           Vice President and Managing Counsel,            --      --
State Street Bank                        Indefinite      State Street Bank and Trust Company (2007
and Trust Company                                        - present); General Counsel to Plymouth
2 Avenue de                              Elected: 9/07   Rock Companies (2004-2007); and U.S.
Lafayette Boston,                                        Chief Counsel to Sun Life Financial (2002
MA 02111                                                 - 2004).

DOB: December 11,
1953

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2007, State Street Institutional Investment Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $105,000 and $28,500, respectively.

     (b)  Audit-Related Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

     (c)  Tax Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $35,500 and $11,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

     (d)  All Other Fees

          For the fiscal years ended December 31, 2007 and December 31, 2006, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

          For the fiscal years ended December 31, 2007 and December 31, 2006, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

          The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

               "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

               1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; OR

               2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

          De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

          Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

          Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

     (e)(2) Percentages of Services

          None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

     (f)  Not applicable.

     (g)  Total Fees Paid By Adviser and Certain Affiliates

          For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $16,600,000, and $4,500,000, respectively.

     (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of

          Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    STATE STREET INSTITUTIONAL INVESTMENT TRUST


By: /s/ James E. Ross
    -------------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    -------------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: February 28, 2008


By: Gary L. French
    -------------------------------------------
    Gary L. French
    Treasurer (Principal Executive Officer)

Date: February 28, 2008